UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Total Bond Fund -
Total Bond
Class F

November 30, 2009

1.824865.105

TBD-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 27.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15 (h)		$ 2,949,000	$ 2,993,672
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		2,086,000	1,759,541
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust 2.85% 4/1/27		510,000	507,131
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	266,119
TOTAL FINANCIALS			773,250
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	638,825
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,364,022
TOTAL CONVERTIBLE BONDS			8,529,310
Nonconvertible Bonds - 27.1%
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.2%
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,957,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,927,455
5.875% 3/15/11		2,077,000	2,179,209
Tenneco, Inc. 8.625% 11/15/14		2,735,000	2,680,300
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,850,000	3,092,250
TRW Automotive, Inc.:
7% 3/15/14 (h)		1,760,000	1,665,400
8.875% 12/1/17 (h)		605,000	606,513
			19,108,627
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29		$ 1,465,000	$ 1,084,100
6.625% 10/1/28		2,475,000	1,806,750
7.45% 7/16/31		2,200,000	1,872,750
			4,763,600
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		1,990,000	2,069,600
Service Corp. International 7.5% 4/1/27		1,935,000	1,702,800
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)		2,935,000	2,964,350
Trustees of Dartmouth College 4.75% 6/1/19		1,000	1,062
Yale University 2.9% 10/15/14		8,140,000	8,345,942
			15,083,754
Hotels, Restaurants & Leisure - 0.5%
Carrols Corp. 9% 1/15/13		85,000	85,425
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	399,738
Harrah's Escrow Corp. 11.25% 6/1/17 (h)		2,635,000	2,687,700
Harrah's Operating Co., Inc.:
5.625% 6/1/15		1,050,000	546,000
10% 12/15/15 (h)		985,000	780,613
10% 12/15/18 (h)		985,000	751,063
Host Marriott LP:
6.375% 3/15/15		250,000	237,500
7.125% 11/1/13		5,360,000	5,266,200
ITT Corp. 7.375% 11/15/15		1,130,000	1,149,775
Landry's Restaurants, Inc.:
11.625% 12/1/15 (h)		545,000	553,175
14% 8/15/11		1,800,000	1,809,000
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,589,916
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		4,175,000	3,089,500
6.875% 2/15/15		210,000	128,100
7.125% 8/15/14		1,350,000	864,000
11.5% 11/1/17 (h)		790,000	778,150
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	480,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	428,381
11.875% 7/15/15		1,450,000	1,616,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,000,000	$ 2,850,000
7.25% 6/15/16		4,285,000	4,001,119
7.5% 10/15/27		2,025,000	1,625,063
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,107,463
9.25% 6/15/19		1,845,000	1,918,800
9.25% 6/15/19 (h)		1,800,000	1,885,500
Seminole Hard Rock Entertainment, Inc. 2.799% 3/15/14 (h)(o)		3,010,000	2,438,100
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	926,100
7.25% 5/1/12		1,760,000	1,724,800
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (h)(o)		140,000	71,400
9.125% 2/1/15 (h)		1,100,000	572,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.15% 12/1/19		1,710,000	1,675,800
7.875% 5/1/12		2,095,000	2,215,463
7.875% 10/15/14		2,635,000	2,776,631
Times Square Hotel Trust 8.528% 8/1/26 (h)		107,634	104,384
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,180,400
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (h)		1,210,000	1,185,800
10.875% 11/15/16 (h)		1,045,000	1,052,838
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (h)		3,465,000	3,724,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		3,785,000	3,595,750
6.625% 12/1/14		5,325,000	5,058,750
7.875% 11/1/17 (h)		1,175,000	1,169,125
			68,101,147
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (h)		710,000	700,060
D.R. Horton, Inc. 6.5% 4/15/16		1,035,000	993,600
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,388,429
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Fortune Brands, Inc.: - continued
5.875% 1/15/36		$ 13,274,000	$ 11,283,643
6.375% 6/15/14		6,250,000	6,762,856
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (h)		2,530,000	2,593,250
KB Home 5.875% 1/15/15		720,000	673,200
Lennar Corp. 12.25% 6/1/17		1,610,000	1,899,800
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,207,750
Ryland Group, Inc. 8.4% 5/15/17		1,655,000	1,750,163
Standard Pacific Corp. 7% 8/15/15		1,050,000	924,000
Standard Pacific Escrow LLC 10.75% 9/15/16 (h)		985,000	985,000
			36,161,751
Internet & Catalog Retail - 0.0%
NetFlix, Inc. 8.5% 11/15/17 (h)		2,110,000	2,162,750
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	2,008,557
6.875% 5/1/12		2,441,000	2,706,696
7.625% 4/15/31		500,000	579,758
Belo Corp. 8% 11/15/16		1,665,000	1,667,081
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,395,000	1,513,575
Cablevision Systems Corp. 8.625% 9/15/17 (h)		2,915,000	2,984,231
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (h)		3,930,000	3,866,334
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)		2,310,000	2,875,950
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (h)(o)		3,865,000	3,922,975
10.375% 4/30/14 (h)(o)		2,220,000	2,258,850
Clear Channel Communications, Inc.:
4.5% 1/15/10		1,060,000	1,038,800
5.5% 9/15/14		4,395,000	2,241,450
6.25% 3/15/11		985,000	797,850
10.75% 8/1/16		985,000	620,550
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	541,880
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,961,928
5.5% 3/15/11		382,000	401,506
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
5.7% 5/15/18		$ 11,968,000	$ 12,707,802
5.85% 1/15/10		61,000	61,348
6.45% 3/15/37		8,838,000	9,221,499
6.55% 7/1/39		9,000,000	9,563,940
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,149,286
4.625% 6/1/13		4,467,000	4,711,792
6.25% 6/1/18 (h)		765,000	815,267
6.45% 12/1/36 (h)		166,000	165,578
6.95% 6/1/38 (h)		248,000	264,074
CSC Holdings, Inc.:
8.5% 4/15/14 (h)		2,105,000	2,202,356
8.5% 6/15/15 (h)		2,340,000	2,459,925
8.625% 2/15/19 (h)		2,365,000	2,518,725
EchoStar Communications Corp.:
7% 10/1/13		6,765,000	6,722,719
7.125% 2/1/16		1,345,000	1,331,550
7.75% 5/31/15		1,810,000	1,841,675
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,231,400
10% 7/15/17		1,130,000	1,226,050
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,018,000
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	502,900
6.625% 8/15/15		845,000	802,750
9.75% 4/1/14		1,290,000	1,409,325
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,331,869
8.25% 2/1/30		245,000	216,519
Net Servicos de Comunicacao SA 7.5% 1/27/20 (h)		1,500,000	1,500,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	189,359
News America, Inc.:
4.75% 3/15/10		244,000	244,864
5.3% 12/15/14		876,000	965,504
6.15% 3/1/37		2,970,000	2,974,538
6.2% 12/15/34		5,330,000	5,330,112
6.65% 11/15/37		15,817,000	16,689,750
6.9% 3/1/19		3,369,000	3,861,430
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		$ 6,505,000	$ 5,659,350
10% 8/1/14		3,975,000	4,064,438
11.5% 5/1/16		2,225,000	2,386,313
11.625% 2/1/14		2,325,000	2,511,000
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	3,911,040
7.75% 3/15/16		2,485,000	2,410,450
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,633,806
5.85% 5/1/17		2,607,000	2,779,072
6.2% 7/1/13		2,324,000	2,578,111
6.75% 7/1/18		13,473,000	15,039,923
8.75% 2/14/19		2,390,000	2,971,757
Time Warner, Inc. 6.5% 11/15/36		11,565,000	12,284,123
TL Acquisitions, Inc. 10.5% 1/15/15 (h)		2,945,000	2,731,488
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (f)(h)		2,945,000	2,282,498
Univision Communications, Inc. 12% 7/1/14 (h)		1,955,000	2,101,625
UPC Holding BV 9.875% 4/15/18 (h)		3,250,000	3,363,750
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,655,417
6.25% 4/30/16		5,600,000	6,182,327
6.75% 10/5/37		1,460,000	1,555,579
Videotron Ltd.:
9.125% 4/15/18 (h)		1,680,000	1,806,000
9.125% 4/15/18		1,630,000	1,752,250
Visant Holding Corp. 8.75% 12/1/13		450,000	463,500
			218,343,694
Multiline Retail - 0.1%
Federated Retail Holdings, Inc. 5.9% 12/1/16		4,375,000	4,134,375
Macy's Retail Holdings, Inc. 8.875% 7/15/15		1,055,000	1,120,938
Matahari International Finance Co. BV 10.75% 8/7/12		1,925,000	1,992,375
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		1,950,000	1,755,000
			9,002,688
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19 (h)		3,115,000	3,270,750
Sonic Automotive, Inc. 8.625% 8/15/13		690,000	674,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		$ 5,060,000	$ 5,376,250
Toys 'R' Us, Inc.:
7.375% 10/15/18		735,000	644,963
7.625% 8/1/11		4,470,000	4,492,350
			14,458,788
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.5925% 12/15/14 (o)		2,020,000	1,818,000
Levi Strauss & Co.:
8.875% 4/1/16		1,285,000	1,313,913
9.75% 1/15/15		4,055,000	4,237,475
			7,369,388
TOTAL CONSUMER DISCRETIONARY			394,556,187
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,837,277
7.75% 1/15/19 (h)		4,750,000	5,696,670
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	102,000
Constellation Brands, Inc.:
7.25% 9/1/16		4,550,000	4,606,875
7.25% 5/15/17		495,000	496,238
8.375% 12/15/14		2,835,000	3,005,100
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,127,068
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,114,013
			32,985,241
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	216,250
7.75% 6/15/26		600,000	528,000
8% 5/1/31		2,385,000	2,176,313
CVS Caremark Corp.:
0.6606% 6/1/10 (o)		2,296,000	2,296,907
6.036% 12/10/28		14,123,247	14,338,203
6.302% 6/1/37 (o)		13,351,000	11,481,860
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.:
8.625% 3/1/15		$ 1,250,000	$ 1,034,375
9.375% 12/15/15		710,000	598,175
9.5% 6/15/17		775,000	637,438
10.25% 10/15/19 (h)		755,000	770,100
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	323,663
7.5% 11/15/14		1,595,000	1,614,938
8% 5/1/16		4,285,000	4,338,563
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,434,850
Tops Markets LLC 10.125% 10/15/15 (h)		1,825,000	1,861,500
			44,651,135
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (h)		9,457,000	10,368,797
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		455,000	468,650
Dean Foods Co.:
6.9% 10/15/17		4,565,000	4,291,100
7% 6/1/16		2,740,000	2,644,100
Del Monte Corp. 7.5% 10/15/19 (h)		3,030,000	3,045,150
Dole Food Co., Inc. 8% 10/1/16 (h)		3,500,000	3,535,000
General Mills, Inc. 5.65% 2/15/19		1,586,000	1,734,551
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,914,048
6.125% 2/1/18		5,261,000	5,642,296
6.75% 2/19/14		540,000	607,901
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		664,000	657,360
			36,908,953
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,925,093
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	27,990,382
9.95% 11/10/38		7,025,000	9,097,740
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,064,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
5.65% 5/16/18		$ 7,161,000	$ 7,787,007
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	3,052,248
7.25% 6/15/37		4,865,000	4,905,433
			62,897,660
TOTAL CONSUMER STAPLES			179,368,082
ENERGY - 3.4%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,735,000	1,708,975
7.75% 5/15/17		2,675,000	2,628,188
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,687,480
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,298,238
Hercules Offshore, Inc. 10.5% 10/15/17 (h)		1,940,000	1,959,400
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,739,960
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,850,121
5.15% 3/15/13		2,277,000	2,409,476
7% 3/15/38		5,880,000	6,101,629
9.625% 3/1/19		1,500,000	1,874,004
			29,257,471
Oil, Gas & Consumable Fuels - 3.2%
Adaro Indonesia PT 7.625% 10/22/19 (h)		815,000	792,588
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	16,187,960
6.45% 9/15/36		2,115,000	2,220,464
Antero Resources Finance Corp. 9.375% 12/1/17 (h)		2,040,000	2,045,100
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,545,000	1,591,350
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,580,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,312,150
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,528,235
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,844,328
5.7% 5/15/17		16,009,000	17,285,702
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (h)		$ 3,198,000	$ 3,390,667
6.75% 11/15/39 (h)		6,396,000	7,030,534
Chesapeake Energy Corp.:
6.5% 8/15/17		3,035,000	2,814,963
6.875% 1/15/16		480,000	451,200
7.25% 12/15/18		1,600,000	1,520,000
7.5% 9/15/13		2,265,000	2,265,000
7.5% 6/15/14		1,105,000	1,110,525
7.625% 7/15/13		895,000	901,713
9.5% 2/15/15		10,070,000	10,548,325
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,853,220
4.75% 2/1/14		1,055,000	1,146,483
5.75% 2/1/19		2,930,000	3,248,714
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,120,950
Drummond Co., Inc.:
7.375% 2/15/16 (h)		5,390,000	5,066,600
9% 10/15/14 (h)		1,130,000	1,155,425
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,090,886
6.75% 2/15/32		10,542,000	11,140,027
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,220,031
6.45% 11/3/36 (h)		2,400,000	2,160,922
6.875% 2/1/11		2,313,000	2,426,166
7.875% 8/16/10		1,037,000	1,083,504
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	983,173
Empresa Nacional de Petroleo 6.75% 11/15/12 (h)		1,171,000	1,285,517
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,908,451
6.5% 4/15/18		2,372,000	2,655,504
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,191,278
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,127,122
5.65% 4/1/13		697,000	749,693
5.9% 4/15/13		3,239,000	3,503,050
6.65% 4/15/18		4,741,000	5,253,071
7.55% 4/15/38		9,095,000	10,561,023
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.:
7.25% 6/15/19		$ 1,080,000	$ 1,031,400
7.75% 5/1/14		1,005,000	987,413
8.5% 2/15/14 (h)		4,070,000	4,161,575
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,993,875
Gazstream SA 5.625% 7/22/13 (h)		823,342	839,808
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,130,594
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	2,136,375
9.125% 7/2/18 (h)		1,340,000	1,467,300
11.75% 1/23/15 (h)		1,860,000	2,204,100
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,139,515
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,772,325
Nakilat, Inc.:
6.067% 12/31/33 (h)		4,384,000	4,132,271
6.267% 12/31/33 (Reg. S)		510,000	471,750
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	220,860
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,012,204
5.2% 3/10/15		909,000	957,834
5.875% 3/10/35		240,000	226,006
6.4% 5/15/37		3,645,000	3,640,156
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,987,920
OPTI Canada, Inc. 9% 12/15/12 (h)		1,200,000	1,195,560
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	425,000
8.75% 12/1/13		610,000	619,913
Pemex Project Funding Master Trust:
1.599% 6/15/10 (h)(o)		1,245,000	1,245,000
6.625% 6/15/35		625,000	628,435
Petro-Canada:
6.05% 5/15/18		3,850,000	4,183,464
6.8% 5/15/38		8,950,000	9,855,534
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	12,398,188
6.875% 1/20/40		9,570,000	9,853,990
7.875% 3/15/19		10,219,000	11,902,069
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.:
7.875% 6/1/15		$ 1,485,000	$ 1,481,288
9.125% 7/15/13		3,845,000	3,998,800
10.5% 8/1/14		3,025,000	3,297,250
Petroleos de Venezuela SA:
5.25% 4/12/17		13,355,000	6,844,438
5.375% 4/12/27		3,120,000	1,287,000
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	737,363
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,621,050
Petroleum Export Ltd.:
4.623% 6/15/10		31,667	31,192
4.633% 6/15/10		118,333	116,558
5.265% 6/15/11 (Reg. S)		587,160	578,353
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,374,750
7.5% 1/15/20		3,295,000	3,237,338
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,674,413
7.75% 10/15/12		2,358,000	2,684,783
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,767,263
7.75% 6/15/15		1,570,000	1,554,300
8.625% 10/15/19		2,105,000	2,110,263
10% 3/1/16		3,215,000	3,472,200
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,678,800
9.125% 8/15/19		2,040,000	2,080,800
11.75% 1/1/16		2,255,000	2,503,050
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,525,000	1,483,063
7.375% 7/15/13		2,060,000	2,098,625
7.5% 5/15/16		2,250,000	2,272,500
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,688,300	2,957,149
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,940,050
5.5% 9/30/14 (h)		6,670,000	7,004,320
5.832% 9/30/16 (h)		1,343,000	1,435,895
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III: - continued
6.332% 9/30/27 (h)		$ 1,840,000	$ 1,826,182
6.75% 9/30/19 (h)		4,366,000	4,757,901
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	2,981,044
SandRidge Energy, Inc.:
3.9147% 4/1/14 (o)		1,110,000	932,400
8.625% 4/1/15 pay-in-kind (o)		1,985,000	1,908,081
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,930,775
Source Gas LLC 5.9% 4/1/17 (h)		3,544,000	3,189,001
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	15,823,140
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	11,888,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)		2,390,000	2,581,200
Texas Eastern Transmission LP 6% 9/15/17 (h)		5,990,000	6,551,700
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		3,400,000	3,531,750
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	2,218,538
Venoco, Inc. 11.5% 10/1/17 (h)		1,940,000	2,007,900
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,868,289
5.65% 4/1/16		1,200,000	1,280,795
YPF SA 10% 11/2/28		2,325,000	2,290,125
			400,061,883
TOTAL ENERGY			429,319,354
FINANCIALS - 9.4%
Capital Markets - 2.0%
Bear Stearns Companies, Inc.:
0.4231% 10/22/10 (o)		2,340,000	2,340,997
4.245% 1/7/10		1,217,000	1,218,986
4.5% 10/28/10		1,833,000	1,896,213
5.3% 10/30/15		1,170,000	1,280,399
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,296,356
Citigroup Capital XXI 8.3% 12/21/77 (o)		4,231,848	3,745,185
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,362,212
5.625% 1/15/17		3,200,000	3,307,555
5.95% 1/18/18		3,989,000	4,267,979
6.15% 4/1/18		4,275,000	4,614,226
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37		$ 28,895,000	$ 29,739,803
7.5% 2/15/19		1,757,000	2,074,885
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		2,399,000	2,395,133
6.5% 6/15/12		4,172,000	4,217,037
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	9,183,410
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,303,959
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,938,339
7.125% 5/15/15		1,377,000	1,437,504
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	17,935,688
6.4% 8/28/17		2,720,000	2,853,824
6.875% 4/25/18		6,836,000	7,332,492
Morgan Stanley:
0.5344% 1/9/12 (o)		9,924,000	9,721,540
0.5844% 1/9/14 (o)		5,002,000	4,726,875
4.75% 4/1/14		2,429,000	2,471,600
5.05% 1/21/11		3,045,000	3,153,524
5.25% 11/2/12		244,000	261,767
5.45% 1/9/17		2,238,000	2,299,422
5.625% 9/23/19		11,500,000	11,647,568
5.95% 12/28/17		5,050,000	5,308,302
6% 5/13/14		17,110,000	18,644,818
6.6% 4/1/12		5,719,000	6,247,367
6.625% 4/1/18		15,268,000	16,564,467
6.75% 4/15/11		836,000	891,701
7.3% 5/13/19		8,304,000	9,360,427
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,852,045
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	995,529
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,220,837
UBS AG Stamford Branch:
5.75% 4/25/18		16,505,000	17,058,479
5.875% 12/20/17		15,572,000	16,159,423
			259,327,873
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.6%
American Express Bank FSB:
5.5% 4/16/13		$ 4,091,000	$ 4,389,434
6% 9/13/17		10,621,000	11,165,624
ANZ National International Ltd. 6.2% 7/19/13 (h)		1,099,000	1,210,002
Bank of America NA:
5.3% 3/15/17		3,315,000	3,248,790
6% 10/15/36		690,000	686,294
Bank One Corp.:
5.25% 1/30/13		930,000	995,654
7.875% 8/1/10		691,000	724,245
Barclays Bank PLC 5% 9/22/16		15,675,000	16,258,204
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	2,013,180
BB&T Corp. 6.5% 8/1/11		1,243,000	1,326,356
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,609,961
Credit Suisse First Boston 6% 2/15/18		16,107,000	17,228,836
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	10,333,888
Credit Suisse New York Branch 5.5% 5/1/14		5,590,000	6,131,956
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (h)(o)		3,914,986	3,680,087
Development Bank of Philippines 8.375% (o)		1,355,000	1,365,163
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,030,000	4,124,600
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	3,014,760
5.25% 2/10/14 (h)		565,000	596,264
5.5% 10/17/12		2,256,000	2,415,364
Fifth Third Bancorp:
4.5% 6/1/18		123,000	101,132
8.25% 3/1/38		2,099,000	2,012,486
Fifth Third Capital Trust IV 6.65% 4/15/37 (o)		2,460,000	1,709,700
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,641,533
HSBC Holdings PLC:
0.4841% 10/6/16 (o)		1,143,000	1,088,063
6.5% 9/15/37		8,400,000	8,939,868
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		3,100,000	3,053,500
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,244,665
KeyBank NA:
5.8% 7/1/14		3,619,000	3,608,878
7% 2/1/11		1,124,000	1,172,810
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank 4.625% 9/16/10		$ 1,833,000	$ 1,871,641
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (h)(o)		720,797	661,220
National City Bank, Cleveland 4.5% 3/15/10		2,943,000	2,969,375
PNC Funding Corp. 0.4206% 1/31/12 (o)		5,982,000	5,814,660
Regions Financial Corp. 7.75% 11/10/14		6,120,000	6,149,651
RSHB Capital SA 9% 6/11/14 (h)		405,000	450,036
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (h)(o)		1,131,473	1,043,844
5.805% 6/20/16 (h)(o)		4,204,000	3,867,680
Sovereign Bank 1.9906% 8/1/13 (o)		985	956
Standard Chartered Bank 6.4% 9/26/17 (h)		8,665,000	9,125,423
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,830,635
Union Planters Corp. 7.75% 3/1/11		600,000	597,676
UnionBanCal Corp. 5.25% 12/16/13		662,000	688,662
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,456,258
6.6% 1/15/38		9,000,000	9,716,782
Wachovia Corp.:
0.4134% 4/23/12 (o)		543,000	531,328
0.4144% 10/15/11 (o)		4,016,000	3,966,061
5.625% 10/15/16		3,399,000	3,565,000
5.75% 6/15/17		2,933,000	3,085,129
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,645,277
5.625% 12/11/17		10,423,000	10,875,963
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	612,859
Zions Bancorp 7.75% 9/23/14		3,590,000	3,195,100
			197,812,513
Consumer Finance - 1.3%
American General Finance Corp. 6.9% 12/15/17		5,510,000	3,867,728
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	7,911,077
Capital One Financial Corp.:
5.7% 9/15/11		5,251,000	5,549,246
7.375% 5/23/14		7,440,000	8,533,777
Discover Financial Services:
0.8297% 6/11/10 (o)		1,604,000	1,587,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
6.45% 6/12/17		$ 9,775,000	$ 9,385,906
10.25% 7/15/19		11,010,000	12,931,355
Ford Motor Credit Co. LLC:
7.25% 10/25/11		6,270,000	6,258,852
7.5% 8/1/12		3,600,000	3,564,000
8% 6/1/14		3,390,000	3,432,375
8% 12/15/16		2,135,000	2,126,338
12% 5/15/15		3,440,000	3,973,200
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,110,158
5.625% 5/1/18		25,000,000	25,776,925
5.875% 1/14/38		14,000,000	12,994,380
6.375% 11/15/67 (o)		9,000,000	7,402,500
General Motors Acceptance Corp.:
6.875% 9/15/11		2,270,000	2,179,200
6.875% 8/28/12		4,095,000	3,859,538
GMAC LLC:
6.625% 5/15/12		435,000	409,988
6.75% 12/1/14 (h)		5,125,000	4,561,250
6.875% 9/15/11 (h)		2,920,000	2,810,500
8% 11/1/31 (h)		3,500,000	2,992,500
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,989,158
7% 5/15/12		468,000	513,815
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,351,461
5.25% 1/15/14		1,054,000	1,116,008
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	757,333
MBNA Corp. 7.5% 3/15/12		1,608,000	1,769,916
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,242,249
ORIX Corp. 5.48% 11/22/11		385,000	388,799
SLM Corp.:
0.499% 3/15/11 (o)		112,000	102,943
0.5122% 10/25/11 (o)		12,343,000	10,902,769
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		337,883	351,608
			161,703,965
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.2%
Bank of America Corp.:
5.75% 12/1/17		$ 4,590,000	$ 4,681,157
8% (o)		970,000	848,750
8.125% (o)		2,910,000	2,546,250
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,835,000
CIT Group, Inc.:
5% 2/1/15 (c)		975,000	682,500
5.4% 3/7/13 (c)		1,950,000	1,367,658
7.625% 11/30/12 (c)		2,160,000	1,555,438
Citigroup, Inc.:
0.3613% 5/18/11 (o)		2,811,000	2,765,080
5.3% 10/17/12		14,295,000	14,992,124
5.5% 4/11/13		13,549,000	14,003,569
6.125% 5/15/18		15,634,000	15,611,596
6.5% 1/18/11		1,307,000	1,365,239
6.5% 8/19/13		6,153,000	6,560,753
CME Group, Inc. 5.75% 2/15/14		506,000	563,105
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,887,979
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		3,410,000	3,282,125
9% 6/1/16 (h)		150,000	150,375
ILFC E-Capital Trust I 5.9% 12/21/65 (h)(o)		2,996,000	1,378,160
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,442,179
5.65% 6/1/14		10,520,000	8,013,936
6.375% 3/25/13		1,503,000	1,209,895
6.625% 11/15/13		2,721,000	2,196,261
JPMorgan Chase & Co.:
4.891% 9/1/15 (o)		2,729,000	2,725,523
5.6% 6/1/11		2,139,000	2,284,251
5.75% 1/2/13		2,217,000	2,403,656
6.75% 2/1/11		376,000	399,122
Leucadia National Corp. 7.125% 3/15/17		485,000	458,325
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,605,000	5,911,475
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	837,229
5.5% 1/15/14 (h)		695,000	581,715
5.7% 4/15/17 (h)		1,696,000	1,270,643
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (h)		1,695,000	1,703,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
SIRENS B.V. Series 2007-2 Class A1, 2.0844% 4/13/10 (h)(o)		$ 10,000,000	$ 9,400,000
Sunwest Management, Inc. 8.385% 6/9/10 (c)(o)		325,000	178,750
TMK Capital SA 10% 7/29/11		2,600,000	2,665,000
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,243,249
UPC Germany GmbH 8.125% 12/1/17 (h)		2,820,000	2,812,950
ZFS Finance USA Trust I 6.15% 12/15/65 (h)(o)		5,692,000	5,037,420
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	4,978,075
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,351,466
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,492,188
			149,673,641
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,430,888
6.2% 5/16/14		6,893,000	7,741,156
7.45% 5/16/19		6,826,000	8,162,715
American International Group, Inc.:
5.05% 10/1/15		325,000	253,759
5.45% 5/18/17		715,000	543,970
5.6% 10/18/16		1,025,000	788,313
8.175% 5/15/68 (o)		7,875,000	4,488,750
8.25% 8/15/18		650,000	561,484
Assurant, Inc.:
5.625% 2/15/14		1,912,000	2,000,906
6.75% 2/15/34		1,967,000	1,687,686
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	576,144
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,207,710
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	771,171
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	484,222
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		8,000,000	9,802,528
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (h)(o)		7,114,000	6,990,216
MetLife, Inc.:
5% 6/15/15		1,163,000	1,249,021
6.125% 12/1/11		990,000	1,073,910
6.75% 6/1/16		7,610,000	8,741,835
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
7.717% 2/15/19		$ 10,958,000	$ 13,139,935
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,364,785
5.125% 4/10/13 (h)		559,000	599,637
5.125% 6/10/14 (h)		6,751,000	7,249,048
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,694,934
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,312,221
New York Life Insurance Co. 6.75% 11/15/39 (h)		6,360,000	6,425,750
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,982,024
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,800,000	11,191,130
Provident Companies, Inc. 7% 7/15/18		785,000	782,056
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,285,868
4.75% 9/17/15		11,000,000	11,198,374
5.15% 1/15/13		2,167,000	2,291,189
5.4% 6/13/35		452,000	394,487
5.5% 3/15/16		425,000	439,202
5.7% 12/14/36		384,000	347,820
6.2% 1/15/15		1,180,000	1,271,357
7.375% 6/15/19		3,230,000	3,668,844
8.875% 6/15/68 (o)		2,972,000	3,061,160
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	2,885,867
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	4,732,196
The Chubb Corp.:
5.75% 5/15/18		4,035,000	4,469,602
6.5% 5/15/38		3,390,000	3,950,777
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,280,442
Unum Group 7.125% 9/30/16		26,000	27,347
			174,602,436
Real Estate Investment Trusts - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,672,312
Arden Realty LP 5.2% 9/1/11		1,339,000	1,395,804
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	378,534
5.5% 1/15/12		1,759,000	1,855,525
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,079,000	4,144,733
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17		$ 5,943,000	$ 5,388,738
5.75% 4/1/12		2,463,000	2,536,158
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,483,224
5.375% 12/15/13		656,000	675,213
5.875% 11/30/12		2,958,000	3,125,710
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,110,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,850,694
CPG Partners LP 6% 1/15/13		1,017,000	1,073,463
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,983,590
5% 5/3/10		2,241,000	2,230,591
5.25% 4/15/11		2,432,000	2,403,485
5.375% 10/15/12		1,286,000	1,225,900
Duke Realty LP:
4.625% 5/15/13		627,000	615,023
5.25% 1/15/10		453,000	454,291
5.4% 8/15/14		5,247,000	5,217,737
5.625% 8/15/11		2,957,000	3,044,974
5.875% 8/15/12		1,009,000	1,044,855
5.95% 2/15/17		699,000	673,122
6.25% 5/15/13		14,190,000	14,707,501
6.5% 1/15/18		3,795,000	3,706,903
Equity One, Inc.:
6% 9/15/17		854,000	787,647
6.25% 1/15/17		494,000	463,057
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	425,992
6% 7/15/12		2,933,000	3,080,709
6.2% 1/15/17		620,000	618,111
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	569,202
HMB Capital Trust V 3.899% 12/15/36 (c)(h)(o)		270,000	27
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	805,775
9% 5/15/17 (h)		2,135,000	2,263,100
HRPT Properties Trust:
5.75% 11/1/15		890,000	852,560
6.25% 6/15/17		1,232,000	1,151,973
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18		$ 618,000	$ 586,329
Liberty Property LP:
5.125% 3/2/15		848,000	815,606
5.5% 12/15/16		1,487,000	1,415,469
6.625% 10/1/17		3,785,000	3,783,789
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,430,064
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	814,259
7.75% 2/15/11		976,000	1,017,869
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,915,000	6,707,550
7% 1/15/16		1,960,000	1,862,000
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,216,283
Rouse Co.:
5.375% 11/26/13 (c)		145,000	137,750
7.2% 9/15/12 (c)		10,000	10,000
Senior Housing Properties Trust 8.625% 1/15/12		250,000	256,250
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,111,373
4.875% 8/15/10		675,000	690,393
5% 3/1/12		363,000	379,876
5.375% 6/1/11		621,000	649,641
5.6% 9/1/11		2,718,000	2,863,644
5.75% 5/1/12		1,267,000	1,351,835
7.75% 1/20/11		821,000	861,914
Tanger Properties LP 6.15% 11/15/15		24,000	24,226
UDR, Inc. 5.5% 4/1/14		2,755,000	2,807,639
Ventas Realty LP:
6.5% 6/1/16		105,000	99,225
6.5% 6/1/16		450,000	425,250
6.625% 10/15/14		3,505,000	3,391,088
6.75% 4/1/17		30,000	28,500
Washington (REIT) 5.95% 6/15/11		3,637,000	3,722,971
			125,477,026
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 11,615,000	$ 11,382,700
8.125% 6/1/12		3,265,000	3,256,838
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,352,506
5.375% 8/1/16		2,681,000	2,718,244
5.5% 10/1/12		3,655,000	3,873,372
5.75% 6/15/17		9,733,000	9,973,901
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	85,000
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,358,107
6.3% 6/1/13		2,397,000	2,419,889
Regency Centers LP:
4.95% 4/15/14		611,000	590,240
5.25% 8/1/15		2,133,000	2,100,041
5.875% 6/15/17		1,056,000	1,011,862
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)		2,455,000	2,436,588
			42,559,288
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	8,170,876
5.65% 5/1/18		24,581,000	24,773,248
6.5% 8/1/16		9,000,000	9,563,562
7.375% 5/15/14		1,930,000	2,166,477
7.625% 6/1/19		12,000,000	13,742,088
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,117,743
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,420,217
Independence Community Bank Corp.:
2.1097% 4/1/14 (o)		4,218,000	4,084,977
4.9% 9/23/10		1,696,000	1,742,421
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	37,250
			71,818,859
TOTAL FINANCIALS			1,182,975,601
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		$ 2,956,000	$ 3,294,796
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,102,438
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,360,075
11.625% 10/15/17		5,185,000	5,651,650
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (h)		1,005,000	982,388
9% 5/15/16		2,790,000	2,831,850
			17,928,401
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (h)		1,705,000	1,866,975
12.375% 11/1/14 (h)		985,000	1,078,575
Community Health Systems, Inc. 8.875% 7/15/15		6,490,000	6,636,025
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,622,558
6.3% 8/15/14		3,618,000	3,565,720
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,676,777
6.25% 6/15/14		4,238,000	4,701,955
7.25% 6/15/19		2,744,000	3,230,399
HCA, Inc.:
6.5% 2/15/16		3,305,000	3,032,338
7.875% 2/15/20 (h)		1,855,000	1,901,375
8.5% 4/15/19 (h)		3,030,000	3,192,863
9.125% 11/15/14		3,905,000	4,080,725
9.25% 11/15/16		4,905,000	5,174,775
9.625% 11/15/16 pay-in-kind (o)		11,255,066	11,874,095
9.875% 2/15/17 (h)		540,000	572,400
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	948,063
7.75% 7/15/15 (h)		775,000	728,500
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	985,050
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	67,200
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,100
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	68,515
			63,014,983
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		$ 7,885,000	$ 8,220,113
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	4,026,296
6.45% 9/15/37		2,600,000	3,036,212
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,228,610
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,140,225
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,497,434
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,038,266
Valeant Pharmaceuticals International 8.375% 6/15/16 (h)		3,170,000	3,233,400
			24,200,443
TOTAL HEALTH CARE			116,658,736
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (h)		2,640,000	2,683,410
6.375% 6/1/19 (h)		8,071,000	8,966,195
6.4% 12/15/11 (h)		818,000	877,617
BE Aerospace, Inc. 8.5% 7/1/18		2,595,000	2,685,825
Bombardier, Inc.:
6.3% 5/1/14 (h)		340,000	328,100
7.45% 5/1/34 (h)		205,000	177,838
Embraer Overseas Ltd. 6.375% 1/15/20		475,000	460,750
TransDigm, Inc. 7.75% 7/15/14 (h)		1,550,000	1,565,500
Triumph Group, Inc. 8% 11/15/17 (h)		2,080,000	2,093,000
			19,838,235
Airlines - 0.3%
American Airlines, Inc. 10.5% 10/15/12 (h)		1,940,000	1,969,100
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	3,254,400
6.977% 11/23/22		1,052,377	810,330
6.978% 10/1/12		248,187	245,705
8.608% 10/1/12		960,000	912,000
10.375% 7/2/19		1,905,000	2,105,025
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
AMR Corp. 9% 8/1/12		$ 485,000	$ 351,625
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		268,992	239,403
7.73% 9/15/12		18,833	18,080
7.875% 7/2/18		1,512,164	1,224,853
9.798% 4/1/21		641,578	510,054
6.648% 3/15/19		2,973,301	2,824,636
6.82% 5/1/18		221,731	207,873
6.9% 7/2/19		855,847	821,613
Continental Airlines, Inc. 9.25% 5/10/17		1,050,000	1,060,500
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		364,146	344,574
7.57% 11/18/10		11,576,000	11,633,880
8.021% 8/10/22		1,770,357	1,549,062
8.954% 8/10/14		2,446,576	2,140,754
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,039,635	862,897
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,181,448	1,843,323
8.36% 7/20/20		1,464,646	1,274,242
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		874,635	612,244
7.032% 4/1/12		72,264	72,264
7.186% 10/1/12		179,871	179,871
9.75% 1/15/17		2,400,000	2,442,000
12% 1/15/16 (h)		855,000	833,625
			40,343,933
Building Products - 0.1%
Masco Corp. 0.5997% 3/12/10 (o)		3,759,949	3,736,893
Owens Corning:
6.5% 12/1/16		925,000	919,799
9% 6/15/19		725,000	786,625
			5,443,317
Commercial Services & Supplies - 0.1%
ARAMARK Corp.:
3.7806% 2/1/15 (o)		4,985,000	4,436,650
8.5% 2/1/15		2,775,000	2,768,063
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. 7.625% 8/15/16 (h)		$ 1,060,000	$ 1,060,000
United Rentals North America, Inc.:
7.75% 11/15/13		1,955,000	1,803,488
9.25% 12/15/19		1,965,000	1,937,981
			12,006,182
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (h)		735,000	716,625
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		2,410,000	2,440,125
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,623,392
5.45% 10/15/12		618,000	683,055
6% 10/15/17		2,929,000	3,278,714
General Electric Co. 5.25% 12/6/17		17,730,000	18,441,558
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	1,259,350
13.5% 12/1/15 pay-in-kind (h)		872,272	746,556
			27,032,625
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	640,549
Case Corp. 7.25% 1/15/16		3,875,000	3,768,438
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,355,000
Navistar International Corp. 8.25% 11/1/21		1,950,000	1,915,875
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		1,870,000	1,855,975
9.5% 8/1/14 (h)		652,000	642,220
11.75% 8/1/16		1,860,000	1,818,150
Terex Corp. 8% 11/15/17		2,284,000	2,078,440
			15,074,647
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)		1,005,000	1,030,125
9.5% 12/15/14		3,070,000	3,020,113
			4,050,238
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		$ 2,105,000	$ 2,115,525
7.75% 10/1/16		765,000	753,525
			2,869,050
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	3,776,600
7.75% 5/15/16		3,495,000	3,128,025
Hertz Corp.:
8.875% 1/1/14		7,280,000	7,261,800
10.5% 1/1/16		2,385,000	2,456,550
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)		2,285,000	1,759,450
			18,382,425
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (f)		1,950,000	1,816,547
TOTAL INDUSTRIALS			150,013,949
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (f)(h)		511,000	455,269
Cisco Systems, Inc.:
4.45% 1/15/20		6,126,000	6,231,141
5.5% 1/15/40		6,126,000	6,090,610
Lucent Technologies, Inc.:
6.45% 3/15/29		3,775,000	2,906,750
6.5% 1/15/28		1,940,000	1,493,800
			17,177,570
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 6.8% 10/1/16		5,910,000	5,644,050
Seagate Technology International 10% 5/1/14 (h)		1,455,000	1,593,225
			7,237,275
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,002,450
8.25% 3/15/18		2,360,000	2,492,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 2,950,000	$ 3,153,957
6% 10/1/12		3,877,000	4,167,736
6.55% 10/1/17		2,360,000	2,517,063
7.125% 10/1/37		1,895,000	1,971,228
			17,305,184
Internet Software & Services - 0.0%
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,768,188
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,610,000	2,486,025
First Data Corp.:
9.875% 9/24/15		4,450,000	3,916,000
10.55% 9/24/15 pay-in-kind (f)		1,085,000	880,836
			7,282,861
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,065,400
Xerox Corp. 5.5% 5/15/12		1,602,000	1,697,728
			9,763,128
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (h)		1,345,000	1,267,663
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,930,000
9.25% 6/1/16		2,610,000	2,701,350
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (o)		1,945,000	1,480,422
10.125% 12/15/16		1,965,000	1,370,588
National Semiconductor Corp. 0.549% 6/15/10 (o)		3,100,704	3,059,071
NXP BV:
7.875% 10/15/14		985,000	837,250
9.5% 10/15/15		2,155,000	1,616,250
Viasystems, Inc. 12% 1/15/15 (h)		1,590,000	1,609,875
			16,872,469
TOTAL INFORMATION TECHNOLOGY			79,406,675
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - 1.7%
Chemicals - 0.6%
Ashland, Inc. 9.125% 6/1/17 (h)		$ 1,095,000	$ 1,182,600
Berry Plastics Corp. 5.0344% 2/15/15 (o)		1,975,000	1,784,906
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,999,570
7.6% 5/15/14		15,028,000	17,062,250
8.55% 5/15/19		10,360,000	12,244,007
E.I. du Pont de Nemours & Co. 4.625% 1/15/20		8,002,000	8,133,433
Huntsman International LLC 5.5% 6/30/16 (h)		3,195,000	2,739,713
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15		2,130,000	2,188,575
Lubrizol Corp. 8.875% 2/1/19		928,000	1,170,067
NOVA Chemicals Corp.:
3.6494% 11/15/13 (o)		2,720,000	2,420,800
6.5% 1/15/12		4,240,000	4,155,200
8.375% 11/1/16 (h)		1,940,000	1,949,700
8.625% 11/1/19 (h)		1,935,000	1,956,769
Pliant Corp. 11.125% 6/15/09 (c)		60,320	7,238
			66,994,828
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,928,353
Containers & Packaging - 0.2%
Ball Corp. 7.125% 9/1/16		1,640,000	1,672,800
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (h)		1,950,000	1,925,625
8.875% 9/15/14 (h)		975,000	894,563
Cascades, Inc.:
7.25% 2/15/13		1,105,000	1,124,338
7.75% 12/15/17 (h)		1,715,000	1,699,994
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	3,888,750
Greif, Inc. 6.75% 2/1/17		4,050,000	3,888,000
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16		2,130,000	2,167,275
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	985,000
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,831,235
6.4% 1/15/18		1,749,000	1,875,484
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,386,663
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co.: - continued
9.25% 3/15/16 (h)		$ 505,000	$ 544,138
Vitro SAB de CV 8.625% 2/1/12 (c)		6,020,000	2,588,600
			27,472,465
Metals & Mining - 0.7%
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	7,137,159
9.375% 4/8/19 (h)		14,140,000	18,040,067
BHP Billiton Financial USA Ltd. 5.125% 3/29/12		1,975,000	2,131,404
Compass Minerals International, Inc. 8% 6/1/19 (h)		2,580,000	2,644,500
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,245,996
CSN Islands XI Corp. 6.875% 9/21/19 (h)		1,500,000	1,492,500
Evraz Group SA 8.875% 4/24/13 (h)		2,200,000	2,200,000
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,747,400
10.625% 9/1/16 (h)		789,000	856,065
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,582,534
6.5% 7/15/18		9,474,000	10,499,636
7.125% 7/15/28		8,900,000	10,088,417
8.95% 5/1/14		7,108,000	8,547,470
Steel Dynamics, Inc.:
6.75% 4/1/15		3,610,000	3,483,650
7.375% 11/1/12		2,205,000	2,199,488
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,589,500
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,120,743
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,362,702
			89,969,231
Paper & Forest Products - 0.2%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (h)		1,230,000	1,257,675
Domtar Corp.:
5.375% 12/1/13		2,260,000	2,158,300
7.125% 8/15/15		3,825,000	3,729,375
10.75% 6/1/17		2,420,000	2,783,000
Georgia-Pacific Corp.:
7% 1/15/15 (h)		4,190,000	4,237,138
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.: - continued
8.875% 5/15/31		$ 1,235,000	$ 1,309,100
Georgia-Pacific LLC 8.25% 5/1/16 (h)		534,198	566,250
NewPage Corp. 11.375% 12/31/14 (h)		2,960,000	2,908,200
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (h)		3,795,000	4,146,038
			23,095,076
TOTAL MATERIALS			209,459,953
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14 (h)		635,000	703,263
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	3,026,262
AT&T, Inc.:
5.8% 2/15/19		8,788,000	9,488,316
6.3% 1/15/38		40,171,000	41,739,276
6.7% 11/15/13		1,173,000	1,345,001
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,059,417
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,916,398
Cincinnati Bell, Inc.:
8.25% 10/15/17		2,515,000	2,489,850
8.375% 1/15/14		4,195,000	4,163,538
Citizens Communications Co.:
7.875% 1/15/27		925,000	823,250
9% 8/15/31		2,260,000	2,209,150
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)		4,355,000	4,322,338
Frontier Communications Corp.:
8.125% 10/1/18		3,615,000	3,619,700
8.25% 5/1/14		2,245,000	2,320,769
Global Village Telecom Finance LLC 12% 6/30/11 (h)		2,204,150	2,264,764
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(h)		3,751,250	3,469,906
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,404,000
7.625% 4/15/12		6,930,000	6,756,750
11.25% 6/15/16		1,035,000	1,097,100
PAETEC Holding Corp.:
8.875% 6/30/17		985,000	985,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
PAETEC Holding Corp.: - continued
9.5% 7/15/15		$ 1,965,000	$ 1,837,275
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,536,438
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	366,300
7.5% 2/15/14		1,310,000	1,296,900
8% 10/1/15 (h)		3,540,000	3,540,000
Qwest Corp.:
3.549% 6/15/13 (o)		1,870,000	1,755,463
7.5% 10/1/14		1,730,000	1,755,950
7.625% 6/15/15		1,515,000	1,541,513
8.375% 5/1/16 (h)		3,210,000	3,346,425
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,361,781
5.875% 2/1/12		2,733,000	2,966,915
5.875% 8/15/12		978,000	1,078,371
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,535,000	1,561,863
Sprint Capital Corp.:
6.875% 11/15/28		18,230,000	13,672,500
7.625% 1/30/11		2,350,000	2,373,500
8.375% 3/15/12		1,510,000	1,543,975
8.75% 3/15/32		165,000	141,281
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,906,426
4.95% 9/30/14		3,208,000	3,387,035
5.25% 10/1/15		1,177,000	1,238,612
6.999% 6/4/18		1,793,000	1,999,229
7.175% 6/18/19		14,000,000	15,865,976
7.2% 7/18/36		10,636,000	11,686,847
Telefonica Emisiones SAU:
0.6094% 2/4/13 (o)		2,403,000	2,357,615
6.421% 6/20/16		1,162,000	1,317,533
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,233,010
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,309,000
7.5% 6/15/23		3,760,000	3,393,400
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,609,612
6.25% 4/1/37		2,348,000	2,461,899
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.4% 2/15/38		$ 7,621,000	$ 8,173,637
6.9% 4/15/38		6,295,000	7,118,399
Verizon Global Funding Corp. 7.25% 12/1/10		2,741,000	2,911,879
Verizon New England, Inc. 6.5% 9/15/11		891,000	959,445
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,918,642
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,988,500
			230,717,194
Wireless Telecommunication Services - 1.1%
Clearwire Escrow Corp. 12% 12/1/15 (h)		4,920,000	4,846,200
Cleveland Unlimited, Inc. 12.5% 12/15/10 (h)(o)		1,260,000	1,222,200
Cricket Communications, Inc.:
7.75% 5/15/16 (h)		2,905,000	2,861,425
9.375% 11/1/14		2,290,000	2,204,125
10% 7/15/15		2,130,000	2,060,775
Digicel Group Ltd.:
8.25% 9/1/17 (h)		3,090,000	3,020,475
8.875% 1/15/15 (h)		10,810,000	10,499,213
9.125% 1/15/15 pay-in-kind (h)(o)		3,840,000	3,768,000
9.25% 9/1/12 (h)		4,765,000	4,955,600
12% 4/1/14 (h)		3,545,000	3,970,400
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (h)		9,282,000	9,581,929
5.875% 10/1/19 (h)		9,040,000	9,355,695
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,008,500
11.5% 6/15/16		6,575,000	6,903,750
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	555,500
8.875% 1/15/15		6,110,000	6,201,650
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,070,150
9.25% 11/1/14		1,560,000	1,571,700
Millicom International Cellular SA 10% 12/1/13		665,000	685,781
Mobile Telesystems Finance SA 8% 1/28/12 (h)		2,054,000	2,131,025
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	5,923,225
6.875% 10/31/13		9,105,000	8,649,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
7.375% 8/1/15		$ 5,645,000	$ 5,221,625
NII Capital Corp. 10% 8/15/16 (h)		3,145,000	3,310,113
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		5,445,000	4,709,925
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,757,900
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,494,125
8.375% 8/15/17		3,140,000	3,061,500
Telecom Personal SA 9.25% 12/22/10 (h)		1,570,000	1,636,725
Verizon Wireless Capital LLC 5.55% 2/1/14		2,374,000	2,616,286
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		2,650,000	2,759,313
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,480,559
5.5% 6/15/11		2,760,000	2,927,278
			137,022,417
TOTAL TELECOMMUNICATION SERVICES			367,739,611
UTILITIES - 2.5%
Electric Utilities - 1.4%
AmerenUE 6.4% 6/15/17		2,987,000	3,315,758
Cleveland Electric Illuminating Co. 5.65% 12/15/13		4,113,000	4,417,909
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,937,386
5.8% 3/15/18		10,485,000	11,455,177
Duke Energy Carolinas LLC 5.25% 1/15/18		4,710,000	5,086,965
Edison Mission Energy:
7% 5/15/17		960,000	700,800
7.2% 5/15/19		3,680,000	2,668,000
7.625% 5/15/27		2,215,000	1,461,900
EDP Finance BV:
4.9% 10/1/19 (h)		4,000,000	4,115,780
5.375% 11/2/12 (h)		1,993,000	2,179,298
6% 2/2/18 (h)		9,619,000	10,615,057
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		40,000	37,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. 4.9% 6/15/15		$ 6,607,000	$ 6,981,386
FirstEnergy Corp. 6.45% 11/15/11		88,000	95,245
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (h)		2,432,000	2,527,488
6.05% 8/15/21 (h)		5,664,000	5,929,132
6.8% 8/15/39 (h)		4,340,000	4,509,776
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,381,549
Intergen NV 9% 6/30/17 (h)		5,270,000	5,467,625
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,428,900
Majapahit Holding BV:
7.75% 10/17/16		1,190,000	1,228,675
7.75% 1/20/20 (h)		400,000	404,000
8% 8/7/19 (h)		635,000	650,875
Massachusetts Electric Co. 5.9% 11/15/39 (h)		10,679,000	10,983,693
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,213,000
9.125% 5/1/31		2,785,000	2,367,250
National Power Corp. 6.875% 11/2/16 (h)		1,490,000	1,557,050
Nevada Power Co.:
6.5% 5/15/18		790,000	873,640
6.5% 8/1/18		1,570,000	1,739,478
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,980,206
Oncor Electric Delivery Co. LLC 5.95% 9/1/13		3,617,000	3,951,008
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	822,487
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,256,779
6.45% 8/15/12		3,730,000	4,040,657
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	7,156,875
Progress Energy, Inc.:
6% 12/1/39		12,683,000	12,860,334
7.1% 3/1/11		3,385,000	3,606,101
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,676,805
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		4,070,000	2,889,700
Series B, 10.25% 11/1/15		5,090,000	3,613,900
11.25% 11/1/16 pay-in-kind		4,175,389	2,550,467
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,776,107
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
West Penn Power Co. 5.95% 12/15/17 (h)		$ 314,000	$ 334,578
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,526,314
			172,372,310
Gas Utilities - 0.1%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,606,500
6.875% 11/4/11 (Reg. S)		3,650,000	3,704,750
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	464,710
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,264,526
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,855,000	2,512,400
			11,552,886
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 3/1/14		5,400,000	5,427,000
7.75% 10/15/15		3,210,000	3,226,050
8% 10/15/17		2,575,000	2,575,000
9.75% 4/15/16 (h)		1,475,000	1,589,313
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	7,056,650
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,210,913
Energy Future Holdings:
10.875% 11/1/17		5,285,000	3,725,925
12% 11/1/17 pay-in-kind (o)		7,621,718	4,706,411
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,644,181
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,962,500
NRG Energy, Inc.:
7.25% 2/1/14		2,820,000	2,834,100
7.375% 2/1/16		2,840,000	2,811,600
7.375% 1/15/17		3,225,000	3,200,813
8.5% 6/15/19		1,820,000	1,856,400
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		595,000	595,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,449,779
RRI Energy, Inc.:
7.625% 6/15/14		8,000,000	7,760,000
7.875% 6/15/17		745,000	709,613
			61,341,248
Multi-Utilities - 0.5%
Aquila, Inc. 11.875% 7/1/12 (o)		155,000	180,244
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
4.75% 12/15/10		$ 3,931,000	$ 4,075,232
6.3% 9/30/66 (o)		4,556,000	4,009,280
7.5% 6/30/66 (o)		12,311,000	12,126,335
DTE Energy Co. 7.05% 6/1/11		984,000	1,049,018
KeySpan Corp. 7.625% 11/15/10		494,000	524,067
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,519,791
5.875% 10/1/12		2,921,000	3,221,848
6.5% 9/15/37		11,505,000	12,954,158
National Grid PLC 6.3% 8/1/16		1,477,000	1,632,828
NiSource Finance Corp.:
5.25% 9/15/17		843,000	826,089
5.4% 7/15/14		1,347,000	1,409,310
5.45% 9/15/20		1,934,000	1,881,415
6.4% 3/15/18		1,326,000	1,386,332
6.8% 1/15/19		6,774,000	7,301,911
7.875% 11/15/10		1,022,000	1,075,069
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		6,172,000	5,446,790
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	736,470
			68,356,187
TOTAL UTILITIES			313,622,631
TOTAL NONCONVERTIBLE BONDS			3,423,120,779
TOTAL CORPORATE BONDS (Cost $3,178,270,224)			3,431,650,089
U.S. Government and Government Agency Obligations - 22.4%

Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,777,216
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 11/23/11		39,270,000	39,454,530
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.375% 7/17/13 (l)		$ 8,745,000	$ 9,539,081
4.75% 11/19/12		24,650,000	27,106,249
5% 2/16/12		7,340,000	7,988,922
Federal Home Loan Bank:
1.625% 11/21/12 (g)		62,790,000	63,351,657
3.625% 5/29/13		15,625,000	16,697,938
Freddie Mac:
2.125% 3/23/12		665,000	681,468
3% 7/28/14		50,000,000	51,927,000
5.25% 7/18/11		10,730,000	11,545,319
Tennessee Valley Authority 5.375% 4/1/56		385,000	396,862
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			228,689,026
U.S. Treasury Inflation Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		84,118,992	88,577,357
2% 1/15/14 (l)		329,823,672	353,692,200
2% 7/15/14		74,471,800	80,279,766
2.625% 7/15/17 (l)		139,995,387	158,000,426
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			680,549,749
U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
4.25% 5/15/39		38,158,000	38,503,788
4.5% 5/15/38		20,000,000	21,025,000
U.S. Treasury Notes:
0.75% 11/30/11		364,564,000	365,162,250
0.875% 3/31/11		21,090,000	21,228,393
1.125% 1/15/12		38,423,000	38,723,160
1.25% 11/30/10		21,871,000	22,080,305
1.375% 10/15/12		163,445,000	164,951,799
1.75% 3/31/14		125,000,000	125,214,875
1.875% 6/15/12		67,860,000	69,540,621
1.875% 4/30/14		50,000,000	50,234,400
2.375% 8/31/14		6,130,000	6,264,094
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14		$ 625,000,000	$ 646,679,929
2.75% 2/15/19		330,000,000	319,326,480
TOTAL U.S. TREASURY OBLIGATIONS			1,888,935,094
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,736,342,011)			2,830,951,085
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 10.7%
2.548% 10/1/33 (o)		1,314,718	1,352,327
3.288% 4/1/36 (o)		1,889,544	1,931,958
4% 12/1/24 (j)		24,000,000	24,646,150
4% 12/1/24 (j)		30,000,000	30,807,687
4% 8/1/39 to 9/1/39		18,935,295	19,037,812
4.291% 6/1/36 (o)		335,662	348,666
4.5% 12/1/24 (j)		12,000,000	12,569,988
4.5% 12/1/24 (j)		8,000,000	8,379,992
4.5% 2/1/39 to 9/1/39		140,786,448	144,696,764
4.5% 12/1/39 (j)		9,000,000	9,235,911
4.5% 12/1/39 (j)		67,000,000	68,756,224
5% 12/1/24 (j)		6,600,000	7,009,981
5% 7/1/34 to 9/1/38		143,350,894	150,894,637
5% 12/1/39 (j)(k)		1,000,000	1,048,553
5% 12/1/39 (j)(k)		67,000,000	70,253,078
5% 12/1/39 (j)(k)		22,800,000	23,907,018
5.302% 12/1/35 (o)		1,146,616	1,212,126
5.312% 2/1/36 (o)		1,719,619	1,819,726
5.5% 3/1/18 to 3/1/39		272,335,381	291,256,648
5.5% 12/1/24 (j)(k)		25,000,000	26,766,558
5.5% 12/1/39 (j)(k)		46,500,000	49,442,897
5.569% 7/1/37 (o)		968,437	1,008,898
5.976% 4/1/36 (o)		722,355	756,637
6% 6/1/22 to 9/1/38		166,548,728	180,153,491
6% 12/1/39 (j)(k)		82,000,000	87,894,373
6.306% 4/1/36 (o)		827,464	876,594
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
6.5% 5/1/31 to 9/1/38		$ 99,095,270	$ 107,761,186
6.5% 12/1/39 (j)		22,800,000	24,628,911
TOTAL FANNIE MAE			1,348,454,791
Freddie Mac - 0.8%
4.699% 11/1/35 (o)		7,219,665	7,564,360
5% 4/1/38 to 9/1/39		8,299,230	8,731,213
5.5% 11/1/17 to 12/1/35		20,725,390	22,189,911
5.692% 10/1/35 (o)		581,699	616,238
6% 11/1/33 to 2/1/38		46,042,530	49,580,521
6% 12/1/39 (j)(k)		18,000,000	19,309,356
TOTAL FREDDIE MAC			107,991,599
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,412,349,998)			1,456,446,390
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (o)		1,821,633	987,898
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (o)		779,365	2,393
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (o)		239,869	223,734
Class M2, 1.3359% 2/25/34 (o)		483,000	247,339
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (o)		252,912	222,407
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (o)		22,337	22,075
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (o)		272,239	6,973
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (o)		170,200	4,080
Class M5, 0.6259% 4/25/36 (o)		161,690	1,152
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3666% 5/20/13 (o)		1,876,204	1,801,156
Series 2006-A6 Class A6, 0.2666% 9/20/13 (o)		3,707,380	3,559,085
Series 2006-A7 Class A7, 0.2566% 10/20/12 (o)		2,041,310	1,959,658
Series 2006-C1 Class C1, 0.7166% 10/20/14 (o)		450,188	9,004
Series 2007-A1 Class A, 0.2866% 1/20/15 (o)		1,369,629	1,314,844
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Advanta Business Card Master Trust: - continued
Series 2007-A4 Class A4, 0.2666% 4/22/13 (o)		$ 1,636,801	$ 1,571,329
Series 2007-D1 Class D, 1.6366% 1/22/13 (h)(o)		2,590,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7387% 6/15/32 (h)(o)		4,469,007	2,033,398
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (h)(o)		488,793	488,230
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (h)		4,310,000	4,379,650
Class A4, 3% 10/15/15 (h)		4,280,000	4,361,491
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		213,864	218,860
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	1,009,060
Class E, 6.96% 3/31/16 (h)		2,052,284	1,727,731
Series 2007-2M Class A3, 5.22% 4/8/10		285,129	289,895
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (o)		114,825	83,273
Series 2004-R11 Class M1, 0.8959% 11/25/34 (o)		572,200	281,090
Series 2004-R2 Class M3, 0.7859% 4/25/34 (o)		153,470	57,952
Series 2005-R2 Class M1, 0.6859% 4/25/35 (o)		2,064,696	1,527,061
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		123,000	105,780
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5966% 3/23/19 (h)(o)		261,368	169,889
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (o)		47,932	27,222
Series 2004-W11 Class M2, 0.9359% 11/25/34 (o)		561,149	255,793
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (o)		1,542,998	791,792
Class M2, 0.8359% 5/25/34 (o)		1,290,110	955,133
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (o)		1,552,054	477,369
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (o)		2,668,736	1,477,591
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (o)		416,700	282,444
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (o)		262,000	12,770
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (h)		$ 9,500,000	$ 9,710,918
Class A4, 3.52% 6/15/16 (h)		8,300,000	8,629,703
Series 2009-2A Class A3, 2.13% 9/15/13 (h)		6,800,000	6,903,492
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6341% 1/20/40 (h)(o)		392,513	333,636
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41		1,580,772	1,391,079
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (o)		2,296,541	2,181,714
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (o)		683,225	658,491
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10		287,346	288,474
Class C, 5.55% 1/18/11		1,500,000	1,514,774
Class D, 7.16% 1/15/13 (h)		160,000	163,273
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,271,630
Class C, 5.31% 6/15/12		1,634,000	1,667,083
Series 2007-1 Class C, 5.38% 11/15/12		582,000	575,343
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	274,018
Series 2007-SN2 Class A4, 1.2688% 5/16/11 (h)(o)		10,040,000	10,064,095
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12		535,498	541,663
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5288% 4/15/13 (h)(o)		2,908,000	2,861,496
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,274,667
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (h)(o)		457,498	89,212
Class B, 0.9866% 7/20/39 (h)(o)		263,810	35,614
Class C, 1.3366% 7/20/39 (h)(o)		339,379	3,394
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		830,000	833,113
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5341% 1/20/37 (h)(o)		216,653	81,245
Capmark VII Ltd. Series 2006-7A Class H, 1.7888% 8/15/36 (h)(o)		505,664	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	928,041
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (o)		1,140,851	40,161
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Carrington Mortgage Loan Trust: - continued
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (o)		$ 425,500	$ 7,873
Series 2006-NC3 Class M10, 2.2359% 8/25/36 (h)(o)		290,000	8,058
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (o)		224,000	7,486
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (o)		186,369	7,074
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (o)		1,802,588	591,373
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (h)(o)		199,782	164,815
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		629,326	542,211
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		265,509	256,605
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (o)		765,389	28,945
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (o)		3,369	3,346
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (o)		150,410	145,321
Series 2007-4 Class A1A, 0.3559% 9/25/37 (o)		852,406	826,885
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	81
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (o)		948,567	513,656
Class M4, 1.2059% 4/25/34 (o)		159,665	83,891
Series 2004-4 Class M2, 0.7659% 6/25/34 (o)		587,945	371,672
Series 2005-3 Class MV1, 0.6559% 8/25/35 (o)		1,825,897	1,674,944
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (o)		305,146	293,586
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (h)		944,438	961,823
Series 2007-B Class A3, 5.47% 11/15/11 (h)		252,262	254,358
Series 2007-C Class A3, 5.43% 5/15/12 (h)		240,644	244,663
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	250,000
Class B2, 1.6331% 12/28/35 (h)(o)		500,000	185,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	25,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	197,268
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (o)		2,908,000	2,896,168
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		1,723,282	1,757,073
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (o)		$ 38,916	$ 22,283
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (o)		290,872	53,887
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (o)		6,074,620	1,791,325
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0609% 3/25/34 (o)		27,932	7,184
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (o)		5,620,493	5,195,109
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (o)		168,821	164,234
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (o)		35,381	34,867
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,232,321
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	684,100
Class D, 6.89% 5/15/13 (h)		915,000	966,568
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	1,027,421
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,485,663
Class A4, 2.98% 8/15/14		4,800,000	4,929,952
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (o)		772,000	717,833
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,888
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	518,536
Class C, 5.43% 2/16/15		614,000	442,080
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (o)		72,096	34,356
Class M2, 0.9859% 2/25/34 (o)		114,973	91,778
Series 2005-A:
Class M3, 0.7259% 1/25/35 (o)		948,695	324,312
Class M4, 0.9159% 1/25/35 (o)		363,547	42,390
Series 2006-D Class M1, 0.4659% 11/25/36 (o)		324,000	8,382
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (h)(o)		2,892,000	2,559,068
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,570,446	1,927,834
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (h)(o)		321,766	292,003
Series 2006-2A:
Class A, 0.4188% 11/15/34 (h)(o)		2,457,842	1,843,382
Class B, 0.5188% 11/15/34 (h)(o)		887,846	310,746
Class C, 0.6188% 11/15/34 (h)(o)		1,475,565	413,158
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 0.9888% 11/15/34 (h)(o)		$ 560,319	$ 117,667
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5088% 3/15/13 (o)		4,746,000	4,686,194
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (o)		1,151,000	1,088,862
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (o)		739,000	443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		80,771	79,695
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	100,761
Class C, 5.74% 12/15/14		206,932	189,037
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		389,845	58,243
Class M1, 0.8859% 6/25/34 (o)		2,723,367	1,503,615
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (o)		1,096,059	50,069
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (o)		15,860	11,654
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (o)		431,287	6,438
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (h)(o)		659,999	132,000
Series 2006-3:
Class B, 0.6359% 9/25/46 (h)(o)		654,930	104,789
Class C, 0.7859% 9/25/46 (h)(o)		1,526,694	167,936
Class E, 1.8859% 9/25/46 (h)(o)		250,919	17,564
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5559% 8/25/33 (o)		497,826	265,967
Series 2003-3 Class M1, 1.5259% 8/25/33 (o)		876,901	414,872
Series 2003-5 Class A2, 0.9359% 12/25/33 (o)		32,929	12,413
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (o)		227,848	216,076
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (o)		2,814,074	2,682,639
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (o)		16,025	14,557
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (o)		930,611	560,062
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (o)		1,522,035	450,827
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,519,657
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		106,557	106,918
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Hyundai Auto Receivables Trust Series 2006-1: - continued
Class C, 5.34% 11/15/12		$ 138,066	$ 138,406
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (o)		204,000	6,835
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (o)		1,520,141	818,928
Class MV1, 0.4659% 11/25/36 (o)		1,234,797	120,803
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (o)		573,000	23,387
Kent Funding III Ltd. Series 2006-3A Class D, 4.1275% 10/29/47 (o)		284,447	28
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (o)		968,266	786,225
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (o)		191,166	191,000
Class 2C, 1.4331% 3/27/42 (o)		3,243,000	582,067
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (h)(o)		274,438	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		157,193	119,467
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.7866% 11/20/17 (h)(o)		500,000	450,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,523,500	3,526,622
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (o)		290,025	218,994
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6659% 5/25/46 (h)(o)		250,000	22,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		28,260	23,516
Class C, 5.691% 10/20/28 (h)		12,560	9,532
Class D, 6.01% 10/20/28 (h)		149,545	99,500
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (o)		545,328	24,967
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (o)		784,792	32,519
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (o)		218,265	98,379
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		363,822	366,931
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (o)		847,283	601,964
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (o)		2,505,032	1,804,670
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (o)		57,161	54,060
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (o)		$ 3,475,759	$ 2,147,838
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (o)		57,368	39,306
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (o)		441,329	216,054
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (o)		399,800	185,309
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (o)		416,362	43,985
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (o)		155,543	153,644
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (o)		59,351	322
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (o)		263,000	5,745
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9306% 8/28/38 (h)(o)		195,000	113,100
Class C1B, 7.696% 8/28/38 (h)		63,000	32,527
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		4,356,000	178,596
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		4,504,900	833,407
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (q)		3,239,000	30,447
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	26,795
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	17,903
Series 2006-3:
Class A1, 0.2659% 9/25/19 (o)		472,837	468,916
Class AIO, 7.1% 1/25/12 (q)		372,000	48,743
Series 2006-4:
Class A1, 0.2659% 3/25/25 (o)		668,025	658,508
Class AIO, 6.35% 2/27/12 (q)		1,182,000	147,549
Class D, 1.3359% 5/25/32 (o)		2,481,000	62,188
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	244,182
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	210,999
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (o)		1,426,957	299,676
Series 2005-D Class M2, 0.7059% 2/25/36 (o)		827,339	79,869
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,563,167
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (o)		372,638	358,869
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (o)		3,683	3,640
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6366% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (o)		169,475	164,051
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (o)		$ 261,636	$ 246,324
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (o)		532,896	141,688
Class M4, 1.6859% 9/25/34 (o)		683,353	92,216
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (o)		400,651	43,970
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (o)		2,548,346	1,707,929
Class M3, 0.7959% 1/25/35 (o)		478,432	258,557
Class M4, 1.0659% 1/25/35 (o)		1,475,804	224,211
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (o)		1,883,145	28,078
Class M9, 2.1159% 5/25/35 (o)		440,571	1,417
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		496,327	421,878
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Class C, 5.08% 7/24/39 (h)		185,000	111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (h)(o)		3,406,919	3,302,044
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		530,000	521,322
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (o)		566,000	17,026
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (o)		1,221,514	1,184,680
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1859% 9/25/46 (h)(o)		250,000	7,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (o)		5,108	2,182
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (o)		1,880,617	1,051,663
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (o)		96,000	1,529
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (o)		70,810	37,617
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (o)		39,652	36,244
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (h)(o)		1,063,941	941,695
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (o)		1,272,000	254,400
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		$ 656,637	$ 6,566
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (o)		81,885	19,629
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (o)		137,271	84,836
Series 2007-BC4 Class A3, 0.4859% 11/25/37 (o)		13,904,013	13,118,517
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (h)(o)		1,308,498	424,269
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (o)		1,790,743	1,629,576
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (o)		1,278,000	1,277,757
Class B, 0.5388% 1/15/12 (o)		1,054,000	1,051,315
Class C, 0.8388% 1/15/12 (o)		1,634,000	1,625,899
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,339,696	1,248,664
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (o)		3,555,000	3,509,673
Class B, 0.4588% 6/15/12 (o)		3,709,000	3,620,911
Class C, 0.7388% 6/15/12 (o)		254,000	245,568
Series 2007-2 Class A, 0.8888% 10/15/12 (o)		2,867,000	2,820,125
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (o)		28,819	9,913
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	191,250
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	65,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (h)(o)		2,580,480	129,024
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		875,000	909,583
Series 2007-A Class A3, 5.28% 2/13/12		1,063,962	1,071,732
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (o)		3,669,172	3,544,949
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		733,236	746,470
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	420,178
Class D, 5.54% 12/20/12 (h)		583,000	559,680
Class E, 7.05% 5/20/14 (h)		1,390,000	1,291,505
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.835% 9/25/26 (h)(o)		$ 400,000	$ 24,000
Series 2006-1A:
Class F, 1.435% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.635% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (o)		602,848	10,285
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (h)(o)		8,530,177	8,145,246
Series 2007-A2 Class A2, 0.2688% 5/15/14 (h)(o)		12,710,000	12,672,081
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,964,498
Series 2007-A5A Class A5, 0.9888% 10/15/14 (h)(o)		1,500,000	1,500,664
Series 2007-C1 Class C1, 0.6388% 5/15/14 (h)(o)		8,690,021	8,595,508
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3359% 7/25/36 (o)		351,438	343,489
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (h)(o)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1166% 11/21/40 (h)(o)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $261,112,924)			277,007,114
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 1.7%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3283% 3/25/18 (o)		142,672	47,082
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		252,162	32,781
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (h)(o)		1,428,375	928,444
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	24,017
Class C, 5.6986% 4/10/49 (o)		281,000	59,565
Class D, 5.6986% 4/10/49 (o)		141,000	26,574
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4488% 3/15/22 (h)(o)		1,295,000	1,109,418
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (o)		2,247,702	1,966,021
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-1 Class 2A2, 3.679% 10/25/34 (o)		$ 2,537,329	$ 2,181,887
Series 2004-7 Class 15B4, 5.3054% 8/25/19 (h)(o)		69,030	2,874
Series 2004-A Class 2A2, 5.4434% 2/25/34 (o)		1,519,452	1,342,902
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (o)		181,348	147,826
Class 2A2, 4.5597% 3/25/34 (o)		1,483,980	1,284,156
Series 2004-D Class 2A2, 3.8733% 5/25/34 (o)		2,359,094	2,058,010
Series 2004-G Class 2A7, 3.9311% 8/25/34 (o)		2,037,178	1,771,587
Series 2004-H Class 2A1, 3.7624% 9/25/34 (o)		1,896,555	1,594,287
Series 2005-H Class 2A2, 4.7964% 9/25/35 (o)		5,639,239	2,402,737
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		13,154,078	960,248
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (o)		2,609,464	1,767,907
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (h)(o)(q)		4,530,945	62,076
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (o)		1,970,039	1,737,331
Series 2007-A2 Class 2A1, 4.1149% 7/25/37 (o)		431,187	392,882
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (o)		1,902,000	1,954,512
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.4434% 8/25/34 (o)		1,952,891	1,771,154
Class A4, 3.2708% 8/25/34 (o)		1,622,139	1,478,786
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		2,125,000	531,250
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (h)(o)		1,902,000	1,747,269
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (o)		31,282	30,206
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		80,195	14,435
Series 2003-35 Class B, 4.6393% 9/25/18 (o)		136,881	16,426
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (o)		1,475,123	229,306
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (o)		$ 1,583,904	$ 1,392,885
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		354,975	35,497
Series 2004-3 Class DB4, 5.8386% 4/25/34 (o)		112,642	2,816
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9659% 11/25/35 (o)		36,703,406	18,073,466
Class 2A3, 2.257% 11/25/35 (o)		8,963,363	4,494,758
Series 2005-56:
Class 4A1, 0.5459% 11/25/35 (o)		7,351,391	3,724,018
Class 5A1, 0.5559% 11/25/35 (o)		10,390,343	5,337,569
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (o)		3,434,976	1,140,855
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (o)		315,113	298,234
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (o)		49,098	29,525
Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (o)		2,214,094	1,934,606
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (h)(o)		3,491,000	3,075,920
Class C2, 0.7541% 10/18/54 (h)(o)		1,170,000	760,500
Class M2, 0.5341% 10/18/54 (h)(o)		2,005,000	1,634,276
Series 2007-1A Class C2, 0.8341% 10/18/54 (h)(o)		321,000	298,430
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		284,999	11,400
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		130,540	13,054
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (h)(o)		2,852,000	2,149,952
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (h)(o)		3,114,000	2,491,200
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (o)		205,017	51,254
Series 2006-1A Class C2, 0.8366% 12/20/54 (h)(o)		6,523,000	1,630,750
Series 2006-2 Class C1, 0.7066% 12/20/54 (o)		5,398,000	1,619,400
Series 2006-3 Class C2, 0.7366% 12/20/54 (o)		1,124,000	281,000
Series 2006-4:
Class B1, 0.3266% 12/20/54 (o)		4,521,000	2,622,180
Class C1, 0.6166% 12/20/54 (o)		2,767,000	691,750
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class M1, 0.4066% 12/20/54 (o)		$ 1,190,000	$ 547,400
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (o)		2,234,000	670,200
Class 1M1, 0.3866% 12/20/54 (o)		1,493,000	671,850
Class 2C1, 0.6666% 12/20/54 (o)		1,015,000	304,500
Class 2M1, 0.4866% 12/20/54 (o)		1,917,000	862,650
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (o)		2,654,000	663,500
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (o)		430,241	138,809
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (o)		872,915	689,847
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (o)		406,372	209,909
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (o)		228,122	74,625
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		203,996	210,146
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,314,035
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9237% 8/25/36 (o)		2,600,000	1,899,088
Series 2004-A3 Class 4A1, 4.2723% 7/25/34 (o)		3,139,527	2,890,984
Series 2004-A5 Class 2A1, 3.3916% 12/25/34 (o)		2,360,612	2,155,103
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (o)		3,959,880	3,555,922
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		58,067	57,810
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		857,000	807,568
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (h)(o)		406,381	187,642
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4759% 4/25/36 (o)		19,427,773	9,521,109
Series 2006-5 Class A1A, 0.4259% 7/25/36 (o)		15,573,566	7,044,653
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (o)		4,435,357	1,719,695
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (o)		547,000	4,128
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (o)		9,097,284	4,559,697
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (h)(o)		$ 251,984	$ 183,948
Class C, 0.4288% 6/15/22 (h)(o)		1,559,607	1,013,745
Class D, 0.4388% 6/15/22 (h)(o)		600,006	354,004
Class E, 0.4488% 6/15/22 (h)(o)		959,771	470,288
Class F, 0.4788% 6/15/22 (h)(o)		1,545,171	679,875
Class G, 0.5488% 6/15/22 (h)(o)		359,765	151,101
Class H, 0.5688% 6/15/22 (h)(o)		720,211	252,074
Class J, 0.6088% 6/15/22 (h)(o)		840,246	235,269
Class TM, 0.7388% 6/15/22 (h)(o)		1,549,424	1,270,527
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.1219% 8/25/34 (o)		2,648,296	2,330,357
Series 2005-A2 Class A7, 4.4759% 2/25/35 (o)		2,727,157	2,269,776
Series 2006-A6 Class A4, 3.5963% 10/25/33 (o)		1,974,949	1,748,673
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	82,670
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	8,135,548
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (o)		2,823,974	1,906,077
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (o)		2,994,072	156,946
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (o)		2,253,000	2,062,013
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (o)		3,799,345	2,934,246
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (h)(o)		2,266,250	1,306,681
Class B6, 3.0916% 7/10/35 (h)(o)		505,291	250,372
Series 2004-A:
Class B4, 1.4416% 2/10/36 (h)(o)		714,549	343,984
Class B5, 1.9416% 2/10/36 (h)(o)		476,320	229,396
Series 2004-B:
Class B4, 1.3416% 2/10/36 (h)(o)		582,202	248,367
Class B5, 1.7916% 2/10/36 (h)(o)		424,808	203,905
Class B6, 2.2416% 2/10/36 (h)(o)		150,508	59,620
Series 2004-C:
Class B4, 1.1916% 9/10/36 (h)(o)		762,915	346,669
Class B5, 1.5916% 9/10/36 (h)(o)		848,084	365,440
Class B6, 1.9916% 9/10/36 (h)(o)		155,930	54,934
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.7575% 1/25/46 (o)		$ 16,628,863	$ 8,163,300
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,259,478	1,115,105
Series 2004-SL3 Class A1, 7% 8/25/16		116,828	102,913
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (h)(o)		484,455	346,268
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.5888% 2/15/39 (h)(o)		490,416	7,994
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	234,805
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (o)		44,860	25,036
Series 2004-7 Class A3B, 1.535% 7/20/34 (o)		28,988	18,251
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4259% 7/25/46 (o)		30,960,850	15,336,791
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (h)(o)		79,094	64,180
Series 2003-15A Class 4A, 5.3969% 4/25/33 (o)		823,659	755,471
Series 2003-20 Class 1A1, 5.5% 7/25/33		800,677	780,181
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (o)		3,273,627	1,540,172
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (o)		26,234	25,753
Series 2003-AR8 Class A, 2.8511% 8/25/33 (o)		1,342,444	1,255,088
Series 2005-AR3 Class A2, 4.6337% 3/25/35 (o)		3,605,536	2,968,128
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		252,607	27,787
Series 2004-EE Class 2A2, 3.1685% 12/25/34 (o)		1,230,234	1,119,147
Series 2004-H Class A1, 4.5261% 6/25/34 (o)		2,865,907	2,676,021
Series 2004-W Class A9, 3.154% 11/25/34 (o)		3,483,000	2,945,110
Series 2005-AR10 Class 2A2, 3.4595% 6/25/35 (o)		2,898,254	2,687,353
Series 2005-AR12:
Class 2A5, 3.787% 7/25/35 (o)		9,260,000	7,748,006
Class 2A6, 3.787% 7/25/35 (o)		1,264,241	1,130,389
Series 2005-AR2:
Class 1A2, 4.5047% 3/25/35 (o)		4,255,109	2,230,479
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2:
Class 2A2, 4.57% 3/25/35		$ 3,551,472	$ 3,129,091
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (o)		2,159,735	1,900,364
TOTAL PRIVATE SPONSOR			214,209,817
U.S. Government Agency - 0.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		484,936	526,047
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	51,449,371
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2528 Class HN, 5% 11/15/17		5,261,270	5,670,777
TOTAL U.S. GOVERNMENT AGENCY			57,646,195
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $252,907,767)			271,856,012
Commercial Mortgage Securities - 6.2%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6446% 2/14/29 (h)(o)		800,000	816,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	221,288
Class B2, 7.525% 4/14/29		1,494,104	1,509,045
Class B5, 7.525% 4/14/29		129,000	22,172
Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (o)		2,225,000	2,054,060
Class A2, 6.8024% 2/14/43 (o)		1,399,000	1,516,140
Class A3, 6.8524% 2/14/43 (o)		1,510,000	1,645,742
Class A5, 6.9224% 2/14/43 (o)		239,000	234,656
Class A7, 7.4124% 2/14/43 (o)		795,000	711,179
Class PS1, 1.3956% 2/14/43 (o)(q)		6,837,754	266,646
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (o)		2,221,000	2,250,562
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		889,458	908,415
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 1,236,634	$ 1,258,905
Class A2, 5.317% 9/10/47		7,342,000	7,399,963
Class A3, 5.39% 9/10/47		2,653,000	2,579,621
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,581,957
Series 2007-2 Class A1, 5.421% 4/10/49		646,514	669,920
Series 2007-4 Class A3, 5.8114% 2/10/51 (o)		1,897,000	1,822,202
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	154,496
Series 2007-3:
Class A3, 5.8372% 6/10/49 (o)		3,176,000	3,060,631
Class A4, 5.658% 6/10/49 (o)		3,965,000	3,289,953
Series 2008-1 Class D, 6.2089% 2/10/51 (h)(o)		125,000	36,052
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		331,346	333,893
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,678,076
Series 2002-2 Class F, 5.487% 7/11/43		415,000	396,025
Series 2004-2:
Class A3, 4.05% 11/10/38		2,458,959	2,460,889
Class A4, 4.153% 11/10/38		2,412,000	2,383,968
Series 2004-4 Class A3, 4.128% 7/10/42		733,713	736,239
Series 2005-1 Class A3, 4.877% 11/10/42		6,534,018	6,535,808
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		2,163,279	2,198,532
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,047,803
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,062,000	1,040,034
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	429,200
Class K, 6.15% 5/11/35 (h)		885,000	742,080
Series 2002-2 Class XP, 1.8075% 7/11/43 (h)(o)(q)		1,482,265	2,285
Series 2003-2 Class XP, 0.3123% 3/11/41 (h)(o)(q)		16,252,068	53,560
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	89,453
Series 2004-4:
Class K, 4.637% 7/10/42 (h)(o)		300,000	12,060
Class L, 4.637% 7/10/42 (h)(o)		280,000	8,444
Series 2004-5 Class G, 5.2618% 11/10/41 (h)(o)		195,000	91,707
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	5,841,472
Series 2005-6 Class A3, 5.1788% 9/10/47 (o)		3,423,000	3,434,971
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	392,287
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4988% 3/15/22 (h)(o)		390,000	292,500
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (h)(o)		$ 817,000	$ 555,560
Class D, 0.5988% 3/15/22 (h)(o)		826,000	520,380
Class E, 0.6388% 3/15/22 (h)(o)		684,000	396,720
Class F, 0.7088% 3/15/22 (h)(o)		615,784	326,366
Class G, 0.7688% 3/15/22 (h)(o)		399,119	191,577
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (h)(o)		1,222,000	965,380
Class D, 0.4488% 10/15/19 (h)(o)		1,494,000	1,105,560
Class E, 0.4788% 10/15/19 (h)(o)		1,385,000	941,800
Class F, 0.5488% 10/15/19 (h)(o)		3,150,730	1,827,423
Class G, 0.5688% 10/15/19 (h)(o)		1,245,579	560,511
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (h)(o)		92,220	47,032
Series 2004-1:
Class A, 0.5959% 4/25/34 (h)(o)		1,587,562	1,151,062
Class B, 2.1359% 4/25/34 (h)(o)		177,988	80,095
Class M1, 0.7959% 4/25/34 (h)(o)		142,905	88,601
Class M2, 1.4359% 4/25/34 (h)(o)		132,024	69,973
Series 2004-2:
Class A, 0.6659% 8/25/34 (h)(o)		1,235,729	899,215
Class M1, 0.8159% 8/25/34 (h)(o)		208,008	112,324
Series 2004-3:
Class A1, 0.6059% 1/25/35 (h)(o)		2,718,605	1,903,023
Class A2, 0.6559% 1/25/35 (h)(o)		390,117	249,675
Class M1, 0.7359% 1/25/35 (h)(o)		469,295	253,419
Class M2, 1.2359% 1/25/35 (h)(o)		217,461	100,032
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (h)(o)		2,111,409	1,417,811
Class M1, 0.6659% 8/25/35 (h)(o)		105,151	49,179
Class M2, 0.7159% 8/25/35 (h)(o)		173,428	75,701
Class M3, 0.7359% 8/25/35 (h)(o)		95,953	39,101
Class M4, 0.8459% 8/25/35 (h)(o)		88,081	33,312
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (h)(o)		779,633	540,051
Class A2, 0.6359% 11/25/35 (h)(o)		772,612	468,126
Class M1, 0.6759% 11/25/35 (h)(o)		92,211	43,459
Class M2, 0.7259% 11/25/35 (h)(o)		117,071	52,319
Class M3, 0.7459% 11/25/35 (h)(o)		104,777	43,933
Class M4, 0.8359% 11/25/35 (h)(o)		130,542	51,055
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (h)(o)		$ 1,814,212	$ 1,115,740
Class B1, 1.6359% 1/25/36 (h)(o)		156,779	45,466
Class M1, 0.6859% 1/25/36 (h)(o)		585,229	280,910
Class M2, 0.7059% 1/25/36 (h)(o)		175,569	79,006
Class M3, 0.7359% 1/25/36 (h)(o)		256,405	107,690
Class M4, 0.8459% 1/25/36 (h)(o)		141,806	52,468
Class M5, 0.8859% 1/25/36 (h)(o)		141,806	48,214
Class M6, 0.9359% 1/25/36 (h)(o)		150,614	46,690
Series 2006-1:
Class A2, 0.5959% 4/25/36 (h)(o)		276,215	164,016
Class M1, 0.6159% 4/25/36 (h)(o)		98,791	42,450
Class M2, 0.6359% 4/25/36 (h)(o)		104,379	41,637
Class M3, 0.6559% 4/25/36 (h)(o)		89,810	33,822
Class M4, 0.7559% 4/25/36 (h)(o)		50,892	18,336
Class M5, 0.7959% 4/25/36 (h)(o)		49,395	16,888
Class M6, 0.8759% 4/25/36 (h)(o)		98,491	31,822
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (h)(o)		5,095,216	3,425,004
Class A2, 0.5159% 7/25/36 (h)(o)		252,078	149,129
Class B1, 1.1059% 7/25/36 (h)(o)		94,381	27,682
Class B3, 2.9359% 7/25/36 (h)(o)		142,596	36,861
Class M1, 0.5459% 7/25/36 (h)(o)		264,483	111,400
Class M2, 0.5659% 7/25/36 (h)(o)		186,605	72,459
Class M3, 0.5859% 7/25/36 (h)(o)		154,785	57,116
Class M4, 0.6559% 7/25/36 (h)(o)		104,520	36,582
Class M5, 0.7059% 7/25/36 (h)(o)		128,466	42,676
Class M6, 0.7759% 7/25/36 (h)(o)		191,674	61,163
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (h)(o)		163,931	27,868
Class B2, 1.5859% 10/25/36 (h)(o)		118,237	17,736
Class B3, 2.8359% 10/25/36 (h)(o)		192,411	28,862
Class M4, 0.6659% 10/25/36 (h)(o)		181,174	48,011
Class M5, 0.7159% 10/25/36 (h)(o)		216,891	52,054
Class M6, 0.7959% 10/25/36 (h)(o)		424,545	84,909
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (h)(o)		941,110	632,991
Class A2, 0.5059% 12/25/36 (h)(o)		4,788,610	2,273,153
Class B1, 0.9359% 12/25/36 (h)(o)		146,415	31,860
Class B2, 1.4859% 12/25/36 (h)(o)		149,241	29,221
Class B3, 2.6859% 12/25/36 (h)(o)		254,147	44,425
Class M1, 0.5259% 12/25/36 (h)(o)		306,325	103,415
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.5459% 12/25/36 (h)(o)		$ 204,217	$ 64,104
Class M3, 0.5759% 12/25/36 (h)(o)		207,073	61,397
Class M4, 0.6359% 12/25/36 (h)(o)		247,773	69,228
Class M5, 0.6759% 12/25/36 (h)(o)		227,780	59,656
Class M6, 0.7559% 12/25/36 (h)(o)		204,217	49,441
Series 2007-1:
Class A2, 0.5059% 3/25/37 (h)(o)		1,042,282	541,987
Class B1, 0.9059% 3/25/37 (h)(o)		331,614	63,007
Class B2, 1.3859% 3/25/37 (h)(o)		240,438	38,470
Class B3, 3.5859% 3/25/37 (h)(o)		658,363	85,587
Class M1, 0.5059% 3/25/37 (h)(o)		291,782	115,254
Class M2, 0.5259% 3/25/37 (h)(o)		217,928	76,275
Class M3, 0.5559% 3/25/37 (h)(o)		193,272	59,914
Class M4, 0.6059% 3/25/37 (h)(o)		155,328	43,492
Class M5, 0.6559% 3/25/37 (h)(o)		242,471	60,618
Class M6, 0.7359% 3/25/37 (h)(o)		339,476	74,685
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (h)(o)		916,648	595,821
Class A2, 0.5559% 7/25/37 (h)(o)		856,484	402,547
Class B1, 1.8359% 7/25/37 (h)(o)		263,773	40,885
Class B2, 2.4859% 7/25/37 (h)(o)		228,368	33,113
Class B3, 3.5859% 7/25/37 (h)(o)		256,753	35,945
Class M1, 0.6059% 7/25/37 (h)(o)		300,749	105,262
Class M2, 0.6459% 7/25/37 (h)(o)		164,342	50,946
Class M3, 0.7259% 7/25/37 (h)(o)		166,633	43,325
Class M4, 0.8859% 7/25/37 (h)(o)		328,990	72,378
Class M5, 0.9859% 7/25/37 (h)(o)		290,012	58,002
Class M6, 1.2359% 7/25/37 (h)(o)		367,716	62,512
Series 2007-3:
Class A2, 0.5259% 7/25/37 (h)(o)		981,578	480,090
Class B1, 1.1859% 7/25/37 (h)(o)		238,579	46,857
Class B2, 1.8359% 7/25/37 (h)(o)		597,034	101,197
Class B3, 4.2359% 7/25/37 (h)(o)		317,168	46,814
Class M1, 0.5459% 7/25/37 (h)(o)		213,190	78,966
Class M2, 0.5759% 7/25/37 (h)(o)		228,500	78,581
Class M3, 0.6059% 7/25/37 (h)(o)		360,060	116,084
Class M4, 0.7359% 7/25/37 (h)(o)		565,348	162,311
Class M5, 0.8359% 7/25/37 (h)(o)		293,246	71,435
Class M6, 1.0359% 7/25/37 (h)(o)		223,608	51,251
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (h)(o)		341,025	40,923
Class B2, 3.6859% 9/25/37 (h)(o)		1,240,762	136,484
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.1859% 9/25/37 (h)(o)		$ 327,922	$ 81,980
Class M2, 1.2859% 9/25/37 (h)(o)		327,922	65,584
Class M4, 1.8359% 9/25/37 (h)(o)		838,711	134,194
Class M5, 1.9859% 9/25/37 (h)(o)		838,711	117,420
Class M6, 2.1859% 9/25/37 (h)(o)		840,340	109,244
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,265,845	153,236
Series 2007-5A Class IO, 1.5496% 10/25/37 (h)(q)		11,536,762	1,102,914
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (h)(o)		805,386	386,711
Class H, 0.8888% 3/15/19 (h)(o)		541,917	233,109
Class J, 1.0888% 3/15/19 (h)(o)		407,118	154,768
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (h)(o)		655,330	342,809
Class E, 0.5388% 3/15/22 (h)(o)		3,414,157	1,683,976
Class F, 0.5888% 3/15/22 (h)(o)		2,094,922	951,266
Class G, 0.6388% 3/15/22 (h)(o)		537,549	227,986
Class H, 0.7888% 3/15/22 (h)(o)		655,330	246,828
Class J, 0.9388% 3/15/22 (h)(o)		655,330	192,911
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		1,002,483	1,027,139
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,282,964	2,318,731
Series 2006-PW14 Class A4, 5.201% 12/11/38		2,458,000	2,333,975
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		1,948,579	2,002,404
Series 2007-PW16 Class A4, 5.719% 6/11/40 (o)		1,112,000	975,942
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,083,017	1,107,956
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		622,170	641,383
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	47,056
Class I, 5.64% 2/14/31 (h)		170,000	44,378
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (h)(o)(q)		14,745,455	131,400
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,637,910
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (h)(o)(q)		27,676,813	549,612
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		285,913	289,975
Class A4, 5.4631% 4/12/38 (o)		237,000	236,203
Series 2007-BBA8:
Class K, 1.4388% 3/15/22 (h)(o)		105,000	24,183
Class L, 2.1388% 3/15/22 (h)(o)		214,000	43,051
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW15 Class A1, 5.016% 2/11/44		$ 548,416	$ 564,683
Series 2007-PW16:
Class B, 5.719% 6/11/40 (h)(o)		304,000	99,408
Class C, 5.719% 6/11/40 (h)(o)		255,000	78,175
Class D, 5.719% 6/11/40 (h)(o)		255,000	72,960
Series 2007-PW18 Class X2, 0.344% 6/11/50 (h)(o)(q)		189,567,064	2,764,646
Series 2007-T28:
Class A1, 5.422% 9/11/42		323,185	335,669
Class X2, 0.182% 9/11/42 (h)(o)(q)		88,855,592	615,600
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (h)(o)		1,022,323	567,329
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,228,375
Class XCL, 2.0852% 5/15/35 (h)(o)(q)		30,417,489	1,102,534
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	527,570
Series 1998-2 Class J, 6.39% 11/18/30 (h)		551,277	92,945
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	757,219
Class F, 7.734% 1/15/32		413,000	409,328
Series 2001-245 Class A2, 6.275% 2/12/16 (h)(o)		1,932,000	2,023,275
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (h)(o)		678,000	418,814
Class G, 0.5688% 11/15/36 (h)(o)		542,222	298,640
Class H, 0.6088% 11/15/36 (h)(o)		433,548	223,021
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	9,235,287
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,233,000	1,131,550
Series 2006-FL2 Class CNP3, 1.4388% 8/16/21 (h)(o)		5,089,327	1,526,798
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,639,339	12,014,548
Class A4, 5.6998% 12/10/49 (o)		4,303,000	3,801,665
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (h)(o)		6,878,000	4,527,552
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3626% 1/15/46 (o)		11,229,000	10,672,550
Series 2007-CD4:
Class A1, 4.977% 12/11/49		476,693	486,218
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-CD4:
Class A2A, 5.237% 12/11/49		$ 11,693,000	$ 11,836,820
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,783,272
Class C, 5.476% 12/11/49		3,581,000	250,670
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(o)	CAD	138,000	54,401
Class G, 5.01% 5/15/44 (h)(o)	CAD	30,000	10,611
Class H, 5.01% 5/15/44 (h)(o)	CAD	20,000	6,266
Class J, 5.01% 5/15/44 (h)(o)	CAD	20,000	5,719
Class K, 5.01% 5/15/44 (h)(o)	CAD	10,000	2,510
Class L, 5.01% 5/15/44 (h)(o)	CAD	36,000	7,993
Class M, 5.01% 5/15/44 (h)(o)	CAD	165,000	33,847
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		257,988	264,895
Series 2007-C3 Class A3, 5.8203% 5/15/46 (o)		1,902,000	1,764,792
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,540,620
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (h)(o)		4,261,000	3,195,750
Class C, 0.5088% 4/15/17 (h)(o)		1,531,000	1,056,390
Class D, 0.5488% 4/15/17 (h)(o)		950,056	598,535
Class E, 0.6088% 4/15/17 (h)(o)		302,445	175,418
Class F, 0.6488% 4/15/17 (h)(o)		171,562	87,497
Class G, 0.7888% 4/15/17 (h)(o)		171,562	78,919
Class H, 0.8588% 4/15/17 (h)(o)		171,562	72,056
Class J, 1.0888% 4/15/17 (h)(o)		131,565	49,995
Series 2005-FL11:
Class B, 0.4888% 11/15/17 (h)(o)		362,734	315,578
Class C, 0.5388% 11/15/17 (h)(o)		2,987,420	2,509,433
Class D, 0.5788% 11/15/17 (h)(o)		155,360	122,734
Class E, 0.6288% 11/15/17 (h)(o)		552,313	419,758
Class F, 0.6888% 11/15/17 (h)(o)		382,655	275,511
Class G, 0.7388% 11/15/17 (h)(o)		265,237	169,752
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (h)(o)		2,710,000	2,005,400
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		76,161	76,414
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,051,068
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (h)		$ 3,216,000	$ 3,142,251
Series 2007-C9 Class A4, 6.01% 12/10/49 (o)		4,209,000	3,759,167
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		500,000	491,507
Series 2001-J2A Class F, 7.0308% 7/16/34 (h)(o)		190,000	116,850
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (h)(o)(q)		4,110,818	39,766
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,059,981
Class XP, 0.4954% 12/10/46 (o)(q)		23,582,327	345,821
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		137,515	139,480
Class G, 6.21% 7/15/31 (h)		500,000	472,078
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		196,930	189,400
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		293,090	294,028
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	324,857
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		713,589	730,528
Class AJ, 5.373% 12/15/39		3,852,000	1,908,162
Series 2007-C2:
Class A1, 5.269% 1/15/49		155,155	158,714
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,195,357
Class A3, 5.542% 1/15/49 (o)		3,804,000	2,975,341
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		320,479	328,704
Class A4, 5.7228% 6/15/39 (o)		1,144,000	905,489
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	10,721,589
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (o)(q)		14,987,177	306,945
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,375,227
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (h)(o)		6,783,000	2,713,200
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		1,241,515	1,257,321
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		$ 1,902,000	$ 1,951,786
Series 2002-CP5 Class A1, 4.106% 12/15/35		166,996	170,531
Series 2004-C1:
Class A3, 4.321% 1/15/37		603,442	613,264
Class A4, 4.75% 1/15/37		884,000	882,851
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	970,731
Series 1998-C1:
Class D, 7.17% 5/17/40		1,920,387	1,966,290
Class H, 6% 5/17/40 (h)		130,000	11,592
Series 1999-C1 Class E, 8.0306% 9/15/41 (o)		1,966,000	1,961,547
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (o)(q)		5,483,483	82,399
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (h)(o)(q)		17,624,094	473,878
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	167,123
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	82,322
Class J, 4.231% 5/15/38 (h)		300,000	102,750
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (h)(o)(q)		12,258,479	46,624
Series 2006-C1 Class A3, 5.711% 2/15/39 (o)		10,043,000	9,977,733
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (h)(o)		721,000	410,970
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (h)(o)		1,864,711	876,414
0.5088% 2/15/22 (h)(o)		665,993	213,118
Class F, 0.5588% 2/15/22 (h)(o)		1,331,815	386,226
Class L, 2.1388% 2/15/22 (h)(o)		100,000	13,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		186,967	190,758
Class A2, 5.268% 2/15/40		18,300,000	18,253,132
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (o)(q)		37,268,901	512,645
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	348,840
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.4288% 5/15/23 (h)(o)		214,645	192,575
Class C, 0.6388% 5/15/23 (h)(o)		355,000	278,727
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 330,000	$ 211,635
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		3,076,914	3,114,427
Series 1998-CG1 Class B4, 7.2267% 6/10/31 (h)(o)		891,000	918,927
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 6.5484% 4/29/39 (h)(o)		11,868	11,868
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (h)		770,000	749,172
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	644,797
Class G, 6.936% 3/15/33 (h)		1,252,000	1,124,129
Class H, 7.039% 3/15/33 (h)		50,000	37,716
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	269,670
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		600,000	510,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		458,704	467,114
Series 2007-C1 Class A4, 5.543% 12/10/49		9,454,000	7,569,258
Series 2001-1 Class X1, 1.0461% 5/15/33 (h)(o)(q)		19,579,241	243,542
Series 2001-3 Class C, 6.51% 6/10/38		287,000	282,165
Series 2002-1A Class H, 7.1598% 12/10/35 (h)(o)		65,000	55,792
Series 2004-C1 Class X2, 1.3053% 11/10/38 (h)(o)(q)		12,910,449	139,383
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	184,809
Series 2007-C1 Class XP, 0.2088% 12/10/49 (o)(q)		39,432,402	282,379
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		489,765	92,065
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,157,388
Class G, 6.75% 4/15/29 (o)		500,000	262,309
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		540,000	499,261
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		285,000	15,799
Series 1999-C3:
Class G, 6.974% 8/15/36 (h)		387,960	383,961
Class J, 6.974% 8/15/36 (h)		226,000	212,163
Class K, 6.974% 8/15/36 (h)		427,000	43,816
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	119,197
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1:
Class H, 7% 3/15/33 (h)		$ 100,000	$ 91,010
Class K, 7% 3/15/33		90,000	58,103
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	287,792
Series 2003-C3 Class X2, 0.6845% 12/10/38 (h)(o)(q)		14,806,897	83,469
Series 2005-C1 Class X2, 0.6559% 5/10/43 (o)(q)		10,367,371	114,768
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (h)(o)		715,000	365,219
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (h)		490,000	439,459
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,220,308
Series 2007-GG11:
Class A1, 5.358% 12/10/49		2,027,921	2,111,807
Class A2, 5.597% 12/10/49		3,804,000	3,832,411
Series 2007-GG9:
Class A1, 5.233% 3/10/39		495,772	506,730
Class A4, 5.444% 3/10/39		5,530,000	4,719,101
Series 2002-C1:
Class H, 5.903% 1/11/35 (h)		86,000	79,495
Class J, 6.306% 1/11/35 (h)		760,000	694,109
Series 2003-C1 Class XP, 2.0345% 7/5/35 (h)(o)(q)		7,814,659	79,631
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	151,523
Class XP, 0.9802% 1/5/36 (h)(o)(q)		17,800,000	111,343
Series 2005-GG3 Class XP, 0.879% 8/10/42 (h)(o)(q)		37,989,961	589,578
Series 2006-GG7:
Class A3, 5.9181% 7/10/38 (o)		5,013,000	5,009,557
Class A4, 6.1162% 7/10/38 (o)		9,540,000	8,662,127
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		46,664,905	541,005
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (h)(o)		96,000	72,000
Class D, 0.5216% 6/6/20 (h)(o)		453,000	262,740
Class E, 0.6116% 6/6/20 (h)(o)		526,000	294,560
Class F, 0.6816% 6/6/20 (h)(o)		835,001	459,251
Class J, 1.9916% 6/6/20 (h)(o)		250,000	12,500
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (h)(o)		$ 1,994,000	$ 1,694,900
Class D, 0.6116% 3/6/20 (h)(o)		4,004,000	3,363,360
Class F, 0.7216% 3/6/20 (h)(o)		164,000	134,529
Class G, 0.7616% 3/6/20 (h)(o)		81,000	64,800
Class H, 0.8916% 3/6/20 (h)(o)		60,000	47,400
Class J, 1.0916% 3/6/20 (h)(o)		86,000	66,220
Class L, 1.5444% 3/1/20 (h)(o)		400,000	306,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	598,616
Series 1997-GL Class G, 7.7695% 7/13/30 (o)		846,453	934,569
Series 1998-GLII Class G, 7.742% 4/13/31 (h)(o)		600,000	476,322
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	175,000
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (h)(o)(q)		43,030,049	629,035
Series 2006-GG6 Class A2, 5.506% 4/10/38		11,153,000	11,294,222
Series 2006-RR2:
Class M, 5.6809% 6/1/46 (h)(o)		100,000	1,750
Class N, 5.6809% 6/1/46 (h)(o)		100,000	1,750
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,859,334
Series 2007-GG10:
Class A1, 5.69% 8/10/45		728,572	751,573
Class A2, 5.778% 8/10/45		13,561,000	13,866,942
Class A4, 5.8051% 8/10/45 (o)		22,370,000	18,414,351
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	159,811
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		209,328	167,463
Class D, 5.192% 1/12/37		230,000	190,594
Series 2004-C1 Class X2, 0.9681% 1/15/38 (h)(o)(q)		3,967,109	35,498
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (h)(o)(q)		4,136,691	43,117
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5088% 4/16/19 (h)(o)		1,057,055	940,779
Series 2005-FL1A Class A2, 0.4188% 2/15/19 (h)(o)		914,124	850,136
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-FLA2:
Class A2, 0.3688% 11/15/18 (h)(o)		$ 10,000,000	$ 7,501,562
Class B, 0.4088% 11/15/18 (h)(o)		1,588,106	953,111
Class C, 0.4488% 11/15/18 (h)(o)		1,128,305	620,744
Class D, 0.4688% 11/15/18 (h)(o)		343,706	171,907
Class E, 0.5188% 11/15/18 (h)(o)		495,814	238,068
Class F, 0.5688% 11/15/18 (h)(o)		742,361	326,755
Class G, 0.5988% 11/15/18 (h)(o)		645,049	271,021
Class H, 0.7388% 11/15/18 (h)(o)		495,814	188,487
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (o)		5,657,000	5,490,726
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,722,979
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	5,836,498
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,123,583
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	855,050
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (o)		6,670,000	5,845,076
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (o)		5,340,000	5,414,020
Class A4, 5.8181% 6/15/49 (o)		2,823,000	2,434,554
Series 2007-LDP10 Class A1, 5.122% 1/15/49		174,609	179,068
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,370,752
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		170,000	121,125
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (o)		1,711,000	566,806
Series 2004-LN2 Class D, 5.2148% 7/15/41 (o)		420,000	290,590
Series 2005-CB13 Class E, 5.3496% 1/12/43 (h)(o)		963,000	307,467
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,659,038
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	14,913,946
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	525,343
Series 2007-CB19:
Class B, 5.7442% 2/12/49		165,000	53,897
Class C, 5.7462% 2/12/49		424,000	129,977
Class D, 5.7462% 2/12/49		447,000	127,889
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		364,000	115,717
Class CS, 5.466% 1/15/49 (o)		157,000	47,830
Class ES, 5.5454% 1/15/49 (h)(o)		983,000	171,185
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,588,824
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	780,308
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		$ 1,485,630	$ 1,529,841
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		573,000	573,000
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10		1,335,723	1,337,687
Series 2001-C2 Class A2, 6.653% 11/15/27		367,000	383,347
Series 2001-C3 Class A1, 6.058% 6/15/20		116,068	118,184
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	917,867
Class A4, 5.156% 2/15/31		722,000	705,383
Series 2006-C3 Class A1, 5.478% 3/15/39		136,446	138,694
Series 2006-C6:
Class A1, 5.23% 9/15/39		264,622	270,372
Class A2, 5.262% 9/15/39 (o)		11,694,000	11,863,832
Series 2006-C7:
Class A1, 5.279% 11/15/38		887,213	911,646
Class A2, 5.3% 11/15/38		2,092,000	2,104,324
Class A3, 5.347% 11/15/38		1,417,000	1,337,109
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		270,003	277,388
Class A3, 5.398% 2/15/40		10,000,000	9,777,736
Class A4, 5.424% 2/15/40		5,434,000	4,528,496
Series 2007-C2:
Class A1, 5.226% 2/15/40		214,456	219,011
Class A3, 5.43% 2/15/40		3,967,000	3,440,687
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	10,036,884
Series 2000-C3 Class B, 7.95% 3/15/32		545,000	546,039
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	133,945
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,767,944
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,043,737
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	63,849
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (h)(o)(q)		7,980,175	37,692
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		225,000	110,934
Class K, 5.2528% 3/15/36 (h)(o)		500,000	116,031
Class XCP, 1.0501% 3/15/36 (h)(o)(q)		25,979,524	315,085
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		496,723	497,621
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (o)(q)		6,411,758	102,497
Series 2005-C5 Class A2, 4.885% 9/15/30		500,000	501,181
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (o)(q)		10,810,515	226,239
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		$ 4,185,000	$ 1,449,837
Class D, 5.563% 2/15/40 (o)		760,000	228,976
Class E, 5.582% 2/15/40 (o)		381,000	95,279
Class XCP, 0.4739% 2/15/40 (o)(q)		4,640,096	63,689
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	1,958,445
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,421,799
Class XCP, 0.3054% 9/15/45 (o)(q)		153,050,259	1,804,141
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	552,840
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,747,925
Class C, 4.13% 11/20/37 (h)		8,205,000	6,646,050
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (h)(o)		608,683	236,293
Class E, 0.5288% 9/15/21 (h)(o)		2,196,145	677,023
Class F, 0.5788% 9/15/21 (h)(o)		1,143,094	299,372
Class G, 0.5988% 9/15/21 (h)(o)		2,258,211	408,652
Class H, 0.6388% 9/15/21 (h)(o)		582,579	94,281
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,587,717
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	88,470
Class I11, 7.72% 2/26/28 (h)		100,000	38,800
Class I12, 7.72% 2/26/28 (h)		100,000	31,610
Class I9, 7.72% 2/26/28 (h)		153,200	93,559
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	629,796
Series 1998-C3 Class E, 6.8186% 12/15/30 (o)		155,000	161,626
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	383,150
Class H, 6.778% 2/3/16 (h)		315,000	305,550
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		253,807	256,727
Series 2007-C1 Class A1, 4.533% 6/12/50		1,533,995	1,566,447
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	12,032
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (o)		3,122,000	3,140,909
Series 2005-LC1 Class F, 5.378% 1/12/44 (h)(o)		1,655,000	494,212
Series 2006-C1 Class A2, 5.611% 5/12/39 (o)		2,680,000	2,710,975
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		$ 300,000	$ 30,421
Series 2007-C1 Class A4, 5.8285% 6/12/50 (o)		7,199,517	6,274,303
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,555,043
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (o)		887,000	819,354
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	2,005,912
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,077,583
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,553,302
Series 2007-5:
Class A1, 4.275% 8/12/48		130,224	132,171
Class A3, 5.364% 8/12/48		11,417,000	9,986,097
Class A4, 5.378% 8/12/48		76,000	58,645
Class B, 5.479% 2/12/17		5,706,000	1,471,967
Series 2007-6:
Class A1, 5.175% 3/12/51		152,699	156,334
Class A4, 5.485% 3/12/51 (o)		14,650,000	11,762,388
Series 2007-7 Class A4, 5.7484% 6/12/50 (o)		6,656,000	5,416,604
Series 2007-8 Class A1, 4.622% 8/12/49		517,252	529,235
Series 2006-2 Class A4, 5.9092% 6/12/46 (o)		16,407,000	15,939,353
Series 2006-4 Class XP, 0.6226% 12/12/49 (o)(q)		41,659,736	871,413
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	443,766
Series 2007-7 Class B, 5.75% 6/12/50		166,000	30,775
Series 2007-8 Class A3, 5.9568% 8/12/49 (o)		1,640,000	1,454,676
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (h)(o)		32,456	28,562
Class H, 0.628% 8/15/19 (h)(o)		151,000	117,780
Class J, 0.698% 8/15/19 (h)(o)		114,000	84,360
Series 2006-XLF:
Class C, 1.438% 7/15/19 (h)(o)		822,747	98,730
Class F, 0.5588% 7/15/19 (h)(o)		1,830,000	1,372,500
Class G, 0.5988% 7/15/19 (h)(o)		1,041,000	520,500
Series 2007-XCLA Class A1, 0.438% 7/17/17 (h)(o)		2,658,236	1,036,712
Series 2007-XLCA Class B, 0.7388% 7/17/17 (h)(o)		2,408,057	108,363
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (h)(o)		1,092,000	327,600
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.428% 10/15/20 (h)(o)		$ 667,354	$ 146,818
Class E, 0.488% 10/15/20 (h)(o)		834,661	125,199
Class F, 0.538% 10/15/20 (h)(o)		500,899	60,108
Class G, 0.578% 10/15/20 (h)(o)		619,188	68,111
Class H, 0.668% 10/15/20 (h)(o)		389,758	11,693
Class J, 0.818% 10/15/20 (h)(o)		444,903	8,898
Class MHRO, 0.928% 10/15/20 (h)(o)		605,197	66,572
Class MJPM, 1.238% 10/15/20 (h)(o)		189,319	17,039
Class MSTR, 0.938% 10/15/20 (h)(o)		343,918	48,148
Class NHRO, 1.128% 10/15/20 (h)(o)		918,469	91,847
Class NSTR, 1.088% 10/15/20 (h)(o)		315,384	37,846
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (h)(o)(q)		5,855,645	85,150
Series 2004-HQ3 Class A2, 4.05% 1/13/41		526,152	530,058
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		561,920	497,299
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,791,509
Series 2006-HQ10 Class A1, 5.131% 11/12/41		559,558	572,976
Series 2006-HQ8 Class A1, 5.124% 3/12/44		21,491	21,564
Series 2006-T23 Class A1, 5.682% 8/12/41		1,535,399	1,570,574
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		466,513	479,472
Class A31, 5.439% 2/12/44 (o)		964,000	936,016
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		480,400	494,413
Class A4, 5.364% 3/15/44		10,000,000	8,523,936
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,155,475	1,190,051
Series 2007-T25:
Class A1, 5.391% 11/12/49		310,554	321,299
Class A2, 5.507% 11/12/49		3,425,000	3,409,763
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (h)(o)(q)		13,765,630	143,095
Series 2004-IQ7 Class E, 5.4019% 6/15/38 (h)(o)		120,000	51,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	191,800
Series 2005-HQ7:
Class E, 5.2073% 11/14/42 (o)		75,000	42,000
Class F, 5.2073% 11/14/42 (o)		305,000	137,250
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (h)(o)(q)		23,258,465	472,463
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (h)(o)(q)		10,229,107	150,667
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (o)		2,950,000	2,980,723
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		$ 2,823,000	$ 1,195,851
Series 2006-IQ11:
Class A3, 5.7341% 10/15/42 (o)		3,157,000	3,155,238
Class A4, 5.7701% 10/15/42 (o)		570,000	558,208
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	748,380
Series 2006-T23 Class A3, 5.8074% 8/12/41 (o)		972,000	975,967
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	1,274,002
Series 2007-HQ12:
Class A2, 5.6317% 4/12/49 (o)		12,880,000	12,893,744
Series A1, 5.519% 4/12/49 (o)		788,480	822,862
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,330,982
Class B, 5.914% 4/15/49		469,000	98,021
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (h)(o)		3,245,642	146,054
Class D, 0.9388% 7/17/17 (h)(o)		1,526,121	68,675
Class E, 1.0388% 7/17/17 (h)(o)		1,239,655	55,784
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		40,199	41,509
Series 2000-PRIN Class C, 7.9445% 2/23/34 (o)		366,000	340,891
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		194,900	189,500
Series 2003-TOP9 Class E, 5.7111% 11/13/36 (h)(o)		70,000	39,809
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		625,000	543,750
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		725,969	759,791
Class G, 5% 8/20/30 (h)		351,875	347,518
Class J, 5% 8/20/30 (h)		160,000	131,200
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		443,666	443,666
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		278,450	278,115
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	62,614
Class G, 4.456% 9/12/38 (h)	CAD	54,000	29,899
Class H, 4.456% 9/12/38 (h)	CAD	36,000	18,875
Class J, 4.456% 9/12/38 (h)	CAD	36,000	17,819
Class K, 4.456% 9/12/38 (h)	CAD	18,000	7,928
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,810
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2006-2:
Class M, 4.456% 9/12/38 (h)	CAD	128,859	$ 27,747
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	74,382
Class G, 4.57% 4/12/23	CAD	42,000	23,466
Class H, 4.57% 4/12/23	CAD	42,000	22,225
Class J, 4.57% 4/12/23	CAD	42,000	21,066
Class K, 4.57% 4/12/23	CAD	21,000	9,991
Class L, 4.57% 4/12/23	CAD	63,000	28,451
Class M, 4.57% 4/12/23	CAD	185,000	35,941
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		$ 3,054,883	3,114,975
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	125,867
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		165,000	141,900
Class F6, 6.5% 2/18/34 (h)(o)		37,000	29,600
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (h)(o)		19,069	18,688
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		271,049	285,509
Class F, 7.3% 10/12/34 (h)		463,000	466,254
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,724,753
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8138% 7/15/24 (h)(o)		110,000	16,993
Class G, 0.8138% 7/15/24 (h)(o)		200,000	28,546
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (h)(o)		1,276,330	1,084,338
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (h)(o)		1,770,598	741,121
Class F, 0.585% 8/11/18 (h)(o)		1,877,987	713,222
Class G, 0.605% 8/11/18 (h)(o)		1,779,101	633,086
Class J, 0.845% 8/11/18 (h)(o)		395,545	83,156
Series 2007-ESH Class A1, 0.6888% 6/15/19 (h)(o)		178,684	160,816
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (h)(o)		140,220	28,044
Class AP2, 1.0388% 6/15/20 (h)(o)		235,007	35,251
Class F, 0.7188% 6/15/20 (h)(o)		4,565,501	821,790
Class LXR1, 0.9388% 6/15/20 (h)(o)		233,916	46,783
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class LXR2, 1.0388% 6/15/20 (h)(o)		$ 3,111,858	$ 311,186
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		601,707	609,203
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		3,695,627	3,727,735
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,283,125
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,716,990
Series 2006-C29:
Class A1, 5.11% 11/15/48		1,028,729	1,052,310
Class A3, 5.313% 11/15/48		5,051,000	4,906,039
Series 2007-C30:
Class A1, 5.031% 12/15/43		246,799	251,951
Class A3, 5.246% 12/15/43		1,633,000	1,588,573
Class A4, 5.305% 12/15/43		8,604,000	7,378,132
Class A5, 5.342% 12/15/43		2,036,000	1,563,553
Series 2007-C31:
Class A1, 5.14% 4/15/47		252,166	257,448
Class A4, 5.509% 4/15/47		4,299,000	3,446,390
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (o)		15,568,000	15,581,077
Class A3, 5.7404% 6/15/49 (o)		3,229,000	2,683,887
Series 2003-C6 Class G, 5.125% 8/15/35 (h)		903,000	655,526
Series 2003-C8 Class XP, 0.3668% 11/15/35 (h)(o)(q)		5,617,047	22,195
Series 2003-C9 Class XP, 0.4821% 12/15/35 (h)(o)(q)		6,540,158	30,912
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(o)		1,464,000	1,244,400
Class 180B, 5.3979% 10/15/41 (h)(o)		666,000	532,800
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,103,324
Series 2005-C22:
Class B, 5.3547% 12/15/44 (o)		4,218,000	1,956,991
Class F, 5.3547% 12/15/44 (h)(o)		3,171,000	696,784
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	7,146,827
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	302,008
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	2,419,034
Class C, 5.483% 12/15/43 (o)		5,706,000	1,188,273
Class D, 5.513% 12/15/43 (o)		3,044,000	489,705
Class XP, 0.4339% 12/15/43 (h)(o)(q)		22,614,303	345,144
Series 2007-C31 Class C, 5.6929% 4/15/47 (o)		522,000	94,462
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7404% 6/15/49 (o)		$ 1,431,000	$ 287,489
Class E, 5.7404% 6/15/49 (o)		2,252,000	389,068
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (o)		1,259,000	997,779
Series 2007-C33 Class B, 5.9023% 2/15/51 (o)		3,198,000	1,054,769
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $743,489,712)			785,121,142
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,739,552
7.55% 4/1/39		8,400,000	8,622,180
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39		3,539,000	4,230,981
TOTAL MUNICIPAL SECURITIES (Cost $17,693,573)			18,592,713
Foreign Government and Government Agency Obligations - 1.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,188,114	2,921,209
par 2.5% 12/31/38 (f)		2,960,000	1,028,600
7% 3/28/11		29,710,000	28,420,091
7% 9/12/13		21,435,000	18,409,688
Bahamian Republic 6.95% 11/20/29 (h)		805,000	796,950
Barbados Government 7.25% 12/15/21 (h)		417,000	417,000
Brazilian Federative Republic:
6% 9/15/13		266,667	275,333
8.25% 1/20/34		410,000	537,100
8.75% 2/4/25		730,000	963,600
12.25% 3/6/30		685,000	1,207,313
Central Bank of Nigeria promissory note 5.092% 1/5/10		70,974	35,286
Chilean Republic 7.125% 1/11/12		3,045,000	3,437,105
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Colombian Republic:
7.375% 9/18/37		$ 1,830,000	$ 2,086,200
11.75% 2/25/20		325,000	476,125
Congo Republic 3% 6/30/29 (f)		2,669,500	1,361,445
Croatia Republic 6.75% 11/5/19 (h)		1,755,000	1,873,463
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (h)		405,000	411,075
8.25% 10/24/12 (h)		1,400,000	1,466,500
Dominican Republic:
1.2888% 8/30/24 (o)		1,100,000	825,000
9.04% 1/23/18 (h)		2,082,121	2,269,512
9.5% 9/27/11 (Reg. S)		2,140,802	2,247,842
Ecuador Republic 5% 2/28/25		218,000	121,186
El Salvador Republic:
7.375% 12/1/19 (h)		595,000	606,900
7.65% 6/15/35 (Reg. S)		1,265,000	1,252,350
7.75% 1/24/23 (Reg. S)		870,000	922,200
8.25% 4/10/32 (Reg. S)		375,000	388,125
Gabonese Republic 8.2% 12/12/17 (h)		2,360,000	2,442,600
Georgia Republic 7.5% 4/15/13		1,570,000	1,593,550
Ghana Republic 8.5% 10/4/17 (h)		2,250,000	2,261,250
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	1,423,375
6.875% 3/9/17 (h)		950,000	1,011,750
6.875% 1/17/18 (h)		1,510,000	1,608,150
7.25% 4/20/15 (h)		785,000	859,575
7.5% 1/15/16 (h)		485,000	533,500
7.75% 1/17/38 (h)		1,870,000	2,019,600
8.5% 10/12/35 (Reg. S)		1,360,000	1,598,000
11.625% 3/4/19 (h)		1,720,000	2,420,900
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,310,000	3,078,300
Lebanese Republic 9% 5/2/14		610,000	689,300
Lithuanian Republic 6.75% 1/15/15 (h)		1,925,000	1,939,438
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (o)		873,000	866,453
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	630,000
Peruvian Republic 7.35% 7/21/25		1,210,000	1,430,825
Philippine Republic:
9.5% 2/2/30		540,000	715,500
10.625% 3/16/25		520,000	729,300
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	2,793,750
Republic of Serbia 6.75% 11/1/24 (h)		4,450,000	4,361,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Russian Federation:
7.5% 3/31/30 (Reg. S)		$ 15,206,380	$ 17,164,201
12.75% 6/24/28 (Reg. S)		1,800,000	3,069,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,647,376
6.875% 3/17/36		3,285,000	3,346,758
7% 9/26/16		965,000	1,069,992
7.25% 3/5/38		1,400,000	1,485,820
7.375% 2/5/25		4,690,000	5,194,175
Ukraine Cabinet of Ministers:
6.875% 3/4/11 (Reg. S)		2,060,000	1,817,950
7.65% 6/11/13 (h)		315,000	260,663
Ukraine Government:
6.385% 6/26/12 (h)		2,115,000	1,750,163
6.75% 11/14/17 (h)		2,295,000	1,681,088
United Mexican States:
7.5% 4/8/33		425,000	507,875
8.3% 8/15/31		420,000	541,800
Uruguay Republic:
6.875% 9/28/25		785,000	839,950
8% 11/18/22		2,716,902	3,171,983
Venezuelan Republic:
1.2831% 4/20/11 (Reg. S) (o)		6,835,000	5,929,363
5.375% 8/7/10 (Reg. S)		2,625,000	2,559,375
7% 3/31/38		630,000	327,600
8.5% 10/8/14		2,940,000	2,337,300
9% 5/7/23 (Reg. S)		4,200,000	2,793,000
9.25% 9/15/27		2,910,000	2,124,300
9.375% 1/13/34		1,160,000	785,900
10.75% 9/19/13		8,030,000	7,407,675
13.625% 8/15/18		4,238,000	3,898,960
Vietnamese Socialist Republic:
4% 3/12/28 (f)		2,825,000	2,203,500
6.875% 1/15/16 (h)		655,000	681,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $170,337,356)			184,360,281
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	255,269
Eurasian Development Bank 7.375% 9/29/14 (h)		1,425,000	1,474,875
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,668,044)			1,730,144
Common Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (Cost $964,854)	29,238	$ 1,133,077
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75% (Cost $1,326,273)	28,100	1,283,046
Floating Rate Loans - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (o)	$ 4,037,640	3,048,418
Tranche C, term loan 2.1775% 12/27/15 (o)	2,464,520	1,811,422
		4,859,840
Automobiles - 0.1%
Ford Motor Co. term loan 3.2869% 12/15/13 (o)	7,833,715	6,883,877
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7652% 7/24/14 (o)	1,768,872	1,538,919
Tranche DD, term loan 2.74% 7/24/14 (o)	210,481	183,118
		1,722,037
Hotels, Restaurants & Leisure - 0.1%
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.2822% 1/28/15 (o)	875,788	679,874
Tranche B3, term loan 3.2822% 1/28/15 (o)	1,070,553	829,678
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (o)	774,904	643,171
Tranche B, term loan 2.04% 5/23/14 (o)	3,771,969	3,130,735
		5,283,458
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.26% 3/6/14 (o)	$ 4,044,091	$ 3,761,005
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,689,013
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (o)	3,845,000	3,172,125
Zuffa LLC term loan 2.3125% 6/19/15 (o)	4,270,376	3,821,987
		14,444,130
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 3.9663% 3/5/14 (o)	165,000	163,350
Levi Strauss & Co. term loan 2.4866% 4/4/14 (o)	790,000	707,050
		870,400
TOTAL CONSUMER DISCRETIONARY		34,063,742
FINANCIALS - 0.0%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	3,890,000	3,851,100
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
RehabCare Group, Inc. Tranche B, term loan 6% 11/19/15 (o)	1,625,000	1,600,625
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4841% 4/10/14 (o)	3,350,977	2,814,821
TOTAL HEALTH CARE		4,415,446
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (o)	4,204,072	3,405,298
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (o)	2,736,135	2,106,824
		5,512,122
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 5.9988% 5/4/15 pay-in-kind (o)	1,705,000	1,525,975
TOTAL INDUSTRIALS		7,038,097
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
First Data Corp.:
Tranche B1, term loan 2.9898% 9/24/14 (o)	$ 912,672	$ 759,799
Tranche B2, term loan 3.0355% 9/24/14 (o)	842,850	695,351
Tranche B3, term loan 3.0355% 9/24/14 (o)	2,857,710	2,361,183
		3,816,333
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 1.9935% 12/1/13 (o)	2,204,294	1,813,032
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 2.2825% 6/11/14 (o)	3,269,051	3,015,700
TOTAL INFORMATION TECHNOLOGY		8,645,065
MATERIALS - 0.0%
Chemicals - 0.0%
Chemtura Corp. term loan 10.5% 3/19/10 (o)	3,970,000	4,049,400
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (o)	1,655,000	1,646,725
		5,696,125
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Asurion Corp. Tranche 2LN, term loan 6.7391% 7/3/15 (o)	420,000	402,150
Intelsat Jackson Holdings Ltd. term loan 3.2416% 2/1/14 (o)	2,425,000	2,140,063
		2,542,213
UTILITIES - 0.1%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (o)	950,000	707,750
Tranche B3, term loan 3.7419% 10/10/14 (o)	5,293,428	3,917,137
		4,624,887
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2341% 3/30/12 (o)	$ 789,624	$ 718,558
term loan 3.2825% 3/30/14 (o)	5,390,358	4,905,226
		5,623,784
TOTAL UTILITIES		10,248,671
TOTAL FLOATING RATE LOANS (Cost $72,204,979)		76,500,459
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 0.3939% 12/14/19 (o) (Cost $1,362,044)	1,868,466	1,532,142
Bank Notes - 0.1%

Discover Bank 8.7% 11/18/19	12,480,000	13,151,262
National City Bank, Cleveland 0.4606% 3/1/13 (o)	978,000	929,100
TOTAL BANK NOTES (Cost $13,259,940)		14,080,362
Fixed-Income Funds - 23.6%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	7,962,431	836,453,371
Fidelity Floating Rate Central Fund (p)	6,602,109	597,028,749
Fidelity Mortgage Backed Securities Central Fund (p)	14,959,029	1,553,345,535
TOTAL FIXED-INCOME FUNDS (Cost $2,855,876,906)		2,986,827,655
Preferred Securities - 0.1%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	$ 4,486,376
Net Servicos de Comunicacao SA 9.25% (h)	3,458,000	3,460,608
		7,946,984
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,168,000	4,140,549
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	778,599
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,722,621
		4,501,220
TOTAL PREFERRED SECURITIES (Cost $14,879,993)		16,588,753
Cash Equivalents - 5.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 9,078,038	9,078,000
0.17%, dated 11/30/09 due 12/1/09:
(Collateralized by U.S. Government Obligations) #	646,417,985	646,415,000
(Collateralized by U.S. Government Obligations) # (b)	51,375,243	51,375,000
TOTAL CASH EQUIVALENTS (Cost $706,868,000)		706,868,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $12,440,914,598)		13,062,528,464
NET OTHER ASSETS - (3.4)%		(431,581,456)
NET ASSETS - 100%		$ 12,630,947,008
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)

	Sept. 2034	$ 39,167	$ (36,981)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	3,645,234	(3,499,425)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	4,192,019	(4,024,339)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,551,664	(2,449,597)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)	Sept. 2037	6,561,422	(6,298,965)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,369,402	(2,274,626)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)

	August 2034	$ 29,412	$ (21,998)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	35,424	(26,936)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (m)	March 2034	57	0
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(725)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,932)
TOTAL CREDIT DEFAULT SWAPS		19,436,388	(18,640,524)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 25,584
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	161,838
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment ($79,955))	July 2014	1,135,000	141,915
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	12,510,485
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,692,400
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,224,170
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,075,140
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	7,745,535
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	9,799,090
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	5,320,390
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,394,924
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 3,297,315
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	5,376,160
TOTAL INTEREST RATE SWAPS		919,929,000	69,764,946
		$ 939,365,388	$ 51,124,422
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,027,980,270 or 8.1% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,777,216 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,886,415.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,799 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,078,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 4,764,800
Banc of America Securities LLC	1,778,731
Barclays Capital, Inc.	2,534,469
$ 9,078,000
$646,415,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 126,533,515
J.P. Morgan Securities, Inc.	63,266,758
Mizuho Securities USA, Inc.	230,923,665
RBC Capital Markets Corp.	4,257,410
UBS Securities LLC	221,433,652
$ 646,415,000
$51,375,000 due 12/01/09 at 0.17%
J.P. Morgan Securities, Inc.	$ 51,375,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 10,987,693
Fidelity Floating Rate Central Fund	5,930,593
Fidelity Mortgage Backed Securities Central Fund	16,317,257
Total	$ 33,235,543
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ -	$ 836,453,371	32.6%
Fidelity Floating Rate Central Fund	578,953,113	5,930,385	-	597,028,749	20.1%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	16,316,582	-	1,553,345,535	19.8%
Total	$ 2,896,022,237	$ 22,246,967	$ -	$ 2,986,827,655
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,133,077	$ 1,133,077	$ -	$ -
Utilities	1,283,046	-	1,283,046	-
Corporate Bonds	3,431,650,089	-	3,421,922,440	9,727,649
U.S. Government and Government Agency Obligations	2,830,951,085	-	2,830,951,085	-
U.S. Government Agency - Mortgage Securities	1,456,446,390	-	1,456,446,390	-
Asset-Backed Securities	277,007,114	-	247,205,710	29,801,404
Collateralized Mortgage Obligations	271,856,012	-	257,010,025	14,845,987
Commercial Mortgage Securities	785,121,142	-	735,644,845	49,476,297
Municipal Securities	18,592,713	-	18,592,713	-
Foreign Government and Government Agency Obligations	184,360,281	-	184,360,281	-
Supranational Obligations	1,730,144	-	1,730,144	-
Floating Rate Loans	76,500,459	-	76,500,459	-
Sovereign Loan Participations	1,532,142	-	1,532,142	-
Bank Notes	14,080,362	-	14,080,362	-
Fixed-Income Funds	2,986,827,655	2,986,827,655	-	-
Preferred Securities	16,588,753	-	16,588,753	-
Cash Equivalents	706,868,000	-	706,868,000	-
Total Investments in Securities:	$ 13,062,528,464	$ 2,987,960,732	$ 9,970,716,395	$ 103,851,337
Other Financial Instruments:
Forward Commitments	$ (1,353,782)	$ -	$ (1,353,782)	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 69,764,946	$ -	$ 69,764,946	$ -
Liabilities
Swap Agreements	$ (18,640,524)	$ -	$ (12,095,014)	$ (6,545,510)
Total Derivative Instruments:	$ 51,124,422	$ -	$ 57,669,932	$ (6,545,510)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	1,161,924
Total Unrealized Gain (Loss)	17,570,943
Cost of Purchases	1,025,614
Proceeds of Sales	(5,896,091)
Amortization/Accretion	995,227
Transfers in/out of Level 3	(9,703,952)
Ending Balance	$ 103,851,337
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 8,665,093
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	619,857
Transfers in/out of Level 3	(7,119,957)
Ending Balance	$ (6,545,510)
Realized gain (loss) on Swap Agreements for the period	$ (380,680)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2009	$ 618,703

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $12,685,757,750. Net unrealized appreciation aggregated $376,770,714, of which $561,280,230 related to appreciated investment securities and $184,509,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $19,436,388 representing 0.15% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

1.809539.105

ATB-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 27.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15 (h)		$ 2,949,000	$ 2,993,672
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		2,086,000	1,759,541
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust 2.85% 4/1/27		510,000	507,131
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	266,119
TOTAL FINANCIALS			773,250
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13		1,010,000	638,825
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,364,022
TOTAL CONVERTIBLE BONDS			8,529,310
Nonconvertible Bonds - 27.1%
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.2%
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,957,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,927,455
5.875% 3/15/11		2,077,000	2,179,209
Tenneco, Inc. 8.625% 11/15/14		2,735,000	2,680,300
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,850,000	3,092,250
TRW Automotive, Inc.:
7% 3/15/14 (h)		1,760,000	1,665,400
8.875% 12/1/17 (h)		605,000	606,513
			19,108,627
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29		$ 1,465,000	$ 1,084,100
6.625% 10/1/28		2,475,000	1,806,750
7.45% 7/16/31		2,200,000	1,872,750
			4,763,600
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		1,990,000	2,069,600
Service Corp. International 7.5% 4/1/27		1,935,000	1,702,800
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)		2,935,000	2,964,350
Trustees of Dartmouth College 4.75% 6/1/19		1,000	1,062
Yale University 2.9% 10/15/14		8,140,000	8,345,942
			15,083,754
Hotels, Restaurants & Leisure - 0.5%
Carrols Corp. 9% 1/15/13		85,000	85,425
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	399,738
Harrah's Escrow Corp. 11.25% 6/1/17 (h)		2,635,000	2,687,700
Harrah's Operating Co., Inc.:
5.625% 6/1/15		1,050,000	546,000
10% 12/15/15 (h)		985,000	780,613
10% 12/15/18 (h)		985,000	751,063
Host Marriott LP:
6.375% 3/15/15		250,000	237,500
7.125% 11/1/13		5,360,000	5,266,200
ITT Corp. 7.375% 11/15/15		1,130,000	1,149,775
Landry's Restaurants, Inc.:
11.625% 12/1/15 (h)		545,000	553,175
14% 8/15/11		1,800,000	1,809,000
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,589,916
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		4,175,000	3,089,500
6.875% 2/15/15		210,000	128,100
7.125% 8/15/14		1,350,000	864,000
11.5% 11/1/17 (h)		790,000	778,150
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	480,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	428,381
11.875% 7/15/15		1,450,000	1,616,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,000,000	$ 2,850,000
7.25% 6/15/16		4,285,000	4,001,119
7.5% 10/15/27		2,025,000	1,625,063
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,107,463
9.25% 6/15/19		1,845,000	1,918,800
9.25% 6/15/19 (h)		1,800,000	1,885,500
Seminole Hard Rock Entertainment, Inc. 2.799% 3/15/14 (h)(o)		3,010,000	2,438,100
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	926,100
7.25% 5/1/12		1,760,000	1,724,800
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (h)(o)		140,000	71,400
9.125% 2/1/15 (h)		1,100,000	572,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.15% 12/1/19		1,710,000	1,675,800
7.875% 5/1/12		2,095,000	2,215,463
7.875% 10/15/14		2,635,000	2,776,631
Times Square Hotel Trust 8.528% 8/1/26 (h)		107,634	104,384
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,180,400
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (h)		1,210,000	1,185,800
10.875% 11/15/16 (h)		1,045,000	1,052,838
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (h)		3,465,000	3,724,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		3,785,000	3,595,750
6.625% 12/1/14		5,325,000	5,058,750
7.875% 11/1/17 (h)		1,175,000	1,169,125
			68,101,147
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (h)		710,000	700,060
D.R. Horton, Inc. 6.5% 4/15/16		1,035,000	993,600
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,388,429
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Fortune Brands, Inc.: - continued
5.875% 1/15/36		$ 13,274,000	$ 11,283,643
6.375% 6/15/14		6,250,000	6,762,856
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (h)		2,530,000	2,593,250
KB Home 5.875% 1/15/15		720,000	673,200
Lennar Corp. 12.25% 6/1/17		1,610,000	1,899,800
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,207,750
Ryland Group, Inc. 8.4% 5/15/17		1,655,000	1,750,163
Standard Pacific Corp. 7% 8/15/15		1,050,000	924,000
Standard Pacific Escrow LLC 10.75% 9/15/16 (h)		985,000	985,000
			36,161,751
Internet & Catalog Retail - 0.0%
NetFlix, Inc. 8.5% 11/15/17 (h)		2,110,000	2,162,750
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	2,008,557
6.875% 5/1/12		2,441,000	2,706,696
7.625% 4/15/31		500,000	579,758
Belo Corp. 8% 11/15/16		1,665,000	1,667,081
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,395,000	1,513,575
Cablevision Systems Corp. 8.625% 9/15/17 (h)		2,915,000	2,984,231
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (h)		3,930,000	3,866,334
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)		2,310,000	2,875,950
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (h)(o)		3,865,000	3,922,975
10.375% 4/30/14 (h)(o)		2,220,000	2,258,850
Clear Channel Communications, Inc.:
4.5% 1/15/10		1,060,000	1,038,800
5.5% 9/15/14		4,395,000	2,241,450
6.25% 3/15/11		985,000	797,850
10.75% 8/1/16		985,000	620,550
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	541,880
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,961,928
5.5% 3/15/11		382,000	401,506
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
5.7% 5/15/18		$ 11,968,000	$ 12,707,802
5.85% 1/15/10		61,000	61,348
6.45% 3/15/37		8,838,000	9,221,499
6.55% 7/1/39		9,000,000	9,563,940
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,149,286
4.625% 6/1/13		4,467,000	4,711,792
6.25% 6/1/18 (h)		765,000	815,267
6.45% 12/1/36 (h)		166,000	165,578
6.95% 6/1/38 (h)		248,000	264,074
CSC Holdings, Inc.:
8.5% 4/15/14 (h)		2,105,000	2,202,356
8.5% 6/15/15 (h)		2,340,000	2,459,925
8.625% 2/15/19 (h)		2,365,000	2,518,725
EchoStar Communications Corp.:
7% 10/1/13		6,765,000	6,722,719
7.125% 2/1/16		1,345,000	1,331,550
7.75% 5/31/15		1,810,000	1,841,675
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,231,400
10% 7/15/17		1,130,000	1,226,050
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,018,000
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	502,900
6.625% 8/15/15		845,000	802,750
9.75% 4/1/14		1,290,000	1,409,325
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,331,869
8.25% 2/1/30		245,000	216,519
Net Servicos de Comunicacao SA 7.5% 1/27/20 (h)		1,500,000	1,500,000
News America Holdings, Inc. 7.75% 12/1/45		170,000	189,359
News America, Inc.:
4.75% 3/15/10		244,000	244,864
5.3% 12/15/14		876,000	965,504
6.15% 3/1/37		2,970,000	2,974,538
6.2% 12/15/34		5,330,000	5,330,112
6.65% 11/15/37		15,817,000	16,689,750
6.9% 3/1/19		3,369,000	3,861,430
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		$ 6,505,000	$ 5,659,350
10% 8/1/14		3,975,000	4,064,438
11.5% 5/1/16		2,225,000	2,386,313
11.625% 2/1/14		2,325,000	2,511,000
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	3,911,040
7.75% 3/15/16		2,485,000	2,410,450
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,633,806
5.85% 5/1/17		2,607,000	2,779,072
6.2% 7/1/13		2,324,000	2,578,111
6.75% 7/1/18		13,473,000	15,039,923
8.75% 2/14/19		2,390,000	2,971,757
Time Warner, Inc. 6.5% 11/15/36		11,565,000	12,284,123
TL Acquisitions, Inc. 10.5% 1/15/15 (h)		2,945,000	2,731,488
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (f)(h)		2,945,000	2,282,498
Univision Communications, Inc. 12% 7/1/14 (h)		1,955,000	2,101,625
UPC Holding BV 9.875% 4/15/18 (h)		3,250,000	3,363,750
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,655,417
6.25% 4/30/16		5,600,000	6,182,327
6.75% 10/5/37		1,460,000	1,555,579
Videotron Ltd.:
9.125% 4/15/18 (h)		1,680,000	1,806,000
9.125% 4/15/18		1,630,000	1,752,250
Visant Holding Corp. 8.75% 12/1/13		450,000	463,500
			218,343,694
Multiline Retail - 0.1%
Federated Retail Holdings, Inc. 5.9% 12/1/16		4,375,000	4,134,375
Macy's Retail Holdings, Inc. 8.875% 7/15/15		1,055,000	1,120,938
Matahari International Finance Co. BV 10.75% 8/7/12		1,925,000	1,992,375
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		1,950,000	1,755,000
			9,002,688
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19 (h)		3,115,000	3,270,750
Sonic Automotive, Inc. 8.625% 8/15/13		690,000	674,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		$ 5,060,000	$ 5,376,250
Toys 'R' Us, Inc.:
7.375% 10/15/18		735,000	644,963
7.625% 8/1/11		4,470,000	4,492,350
			14,458,788
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.5925% 12/15/14 (o)		2,020,000	1,818,000
Levi Strauss & Co.:
8.875% 4/1/16		1,285,000	1,313,913
9.75% 1/15/15		4,055,000	4,237,475
			7,369,388
TOTAL CONSUMER DISCRETIONARY			394,556,187
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,837,277
7.75% 1/15/19 (h)		4,750,000	5,696,670
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	102,000
Constellation Brands, Inc.:
7.25% 9/1/16		4,550,000	4,606,875
7.25% 5/15/17		495,000	496,238
8.375% 12/15/14		2,835,000	3,005,100
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,127,068
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,114,013
			32,985,241
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	216,250
7.75% 6/15/26		600,000	528,000
8% 5/1/31		2,385,000	2,176,313
CVS Caremark Corp.:
0.6606% 6/1/10 (o)		2,296,000	2,296,907
6.036% 12/10/28		14,123,247	14,338,203
6.302% 6/1/37 (o)		13,351,000	11,481,860
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.:
8.625% 3/1/15		$ 1,250,000	$ 1,034,375
9.375% 12/15/15		710,000	598,175
9.5% 6/15/17		775,000	637,438
10.25% 10/15/19 (h)		755,000	770,100
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	323,663
7.5% 11/15/14		1,595,000	1,614,938
8% 5/1/16		4,285,000	4,338,563
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,434,850
Tops Markets LLC 10.125% 10/15/15 (h)		1,825,000	1,861,500
			44,651,135
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (h)		9,457,000	10,368,797
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		455,000	468,650
Dean Foods Co.:
6.9% 10/15/17		4,565,000	4,291,100
7% 6/1/16		2,740,000	2,644,100
Del Monte Corp. 7.5% 10/15/19 (h)		3,030,000	3,045,150
Dole Food Co., Inc. 8% 10/1/16 (h)		3,500,000	3,535,000
General Mills, Inc. 5.65% 2/15/19		1,586,000	1,734,551
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,914,048
6.125% 2/1/18		5,261,000	5,642,296
6.75% 2/19/14		540,000	607,901
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		664,000	657,360
			36,908,953
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,925,093
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	27,990,382
9.95% 11/10/38		7,025,000	9,097,740
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,064,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.: - continued
5.65% 5/16/18		$ 7,161,000	$ 7,787,007
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	3,052,248
7.25% 6/15/37		4,865,000	4,905,433
			62,897,660
TOTAL CONSUMER STAPLES			179,368,082
ENERGY - 3.4%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,735,000	1,708,975
7.75% 5/15/17		2,675,000	2,628,188
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,687,480
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,298,238
Hercules Offshore, Inc. 10.5% 10/15/17 (h)		1,940,000	1,959,400
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,739,960
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,850,121
5.15% 3/15/13		2,277,000	2,409,476
7% 3/15/38		5,880,000	6,101,629
9.625% 3/1/19		1,500,000	1,874,004
			29,257,471
Oil, Gas & Consumable Fuels - 3.2%
Adaro Indonesia PT 7.625% 10/22/19 (h)		815,000	792,588
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	16,187,960
6.45% 9/15/36		2,115,000	2,220,464
Antero Resources Finance Corp. 9.375% 12/1/17 (h)		2,040,000	2,045,100
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,545,000	1,591,350
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,580,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,312,150
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,528,235
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,844,328
5.7% 5/15/17		16,009,000	17,285,702
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc.:
5.7% 10/15/19 (h)		$ 3,198,000	$ 3,390,667
6.75% 11/15/39 (h)		6,396,000	7,030,534
Chesapeake Energy Corp.:
6.5% 8/15/17		3,035,000	2,814,963
6.875% 1/15/16		480,000	451,200
7.25% 12/15/18		1,600,000	1,520,000
7.5% 9/15/13		2,265,000	2,265,000
7.5% 6/15/14		1,105,000	1,110,525
7.625% 7/15/13		895,000	901,713
9.5% 2/15/15		10,070,000	10,548,325
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,853,220
4.75% 2/1/14		1,055,000	1,146,483
5.75% 2/1/19		2,930,000	3,248,714
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,120,950
Drummond Co., Inc.:
7.375% 2/15/16 (h)		5,390,000	5,066,600
9% 10/15/14 (h)		1,130,000	1,155,425
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,090,886
6.75% 2/15/32		10,542,000	11,140,027
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,220,031
6.45% 11/3/36 (h)		2,400,000	2,160,922
6.875% 2/1/11		2,313,000	2,426,166
7.875% 8/16/10		1,037,000	1,083,504
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	983,173
Empresa Nacional de Petroleo 6.75% 11/15/12 (h)		1,171,000	1,285,517
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,908,451
6.5% 4/15/18		2,372,000	2,655,504
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,191,278
Enterprise Products Operating LP:
5.6% 10/15/14		1,955,000	2,127,122
5.65% 4/1/13		697,000	749,693
5.9% 4/15/13		3,239,000	3,503,050
6.65% 4/15/18		4,741,000	5,253,071
7.55% 4/15/38		9,095,000	10,561,023
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.:
7.25% 6/15/19		$ 1,080,000	$ 1,031,400
7.75% 5/1/14		1,005,000	987,413
8.5% 2/15/14 (h)		4,070,000	4,161,575
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,993,875
Gazstream SA 5.625% 7/22/13 (h)		823,342	839,808
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,130,594
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	2,136,375
9.125% 7/2/18 (h)		1,340,000	1,467,300
11.75% 1/23/15 (h)		1,860,000	2,204,100
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,139,515
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,772,325
Nakilat, Inc.:
6.067% 12/31/33 (h)		4,384,000	4,132,271
6.267% 12/31/33 (Reg. S)		510,000	471,750
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	220,860
Nexen, Inc.:
5.05% 11/20/13		3,845,000	4,012,204
5.2% 3/10/15		909,000	957,834
5.875% 3/10/35		240,000	226,006
6.4% 5/15/37		3,645,000	3,640,156
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,987,920
OPTI Canada, Inc. 9% 12/15/12 (h)		1,200,000	1,195,560
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	425,000
8.75% 12/1/13		610,000	619,913
Pemex Project Funding Master Trust:
1.599% 6/15/10 (h)(o)		1,245,000	1,245,000
6.625% 6/15/35		625,000	628,435
Petro-Canada:
6.05% 5/15/18		3,850,000	4,183,464
6.8% 5/15/38		8,950,000	9,855,534
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,170,000	12,398,188
6.875% 1/20/40		9,570,000	9,853,990
7.875% 3/15/19		10,219,000	11,902,069
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.:
7.875% 6/1/15		$ 1,485,000	$ 1,481,288
9.125% 7/15/13		3,845,000	3,998,800
10.5% 8/1/14		3,025,000	3,297,250
Petroleos de Venezuela SA:
5.25% 4/12/17		13,355,000	6,844,438
5.375% 4/12/27		3,120,000	1,287,000
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	737,363
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,621,050
Petroleum Export Ltd.:
4.623% 6/15/10		31,667	31,192
4.633% 6/15/10		118,333	116,558
5.265% 6/15/11 (Reg. S)		587,160	578,353
Pioneer Natural Resources Co.:
6.65% 3/15/17		4,605,000	4,374,750
7.5% 1/15/20		3,295,000	3,237,338
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,674,413
7.75% 10/15/12		2,358,000	2,684,783
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,767,263
7.75% 6/15/15		1,570,000	1,554,300
8.625% 10/15/19		2,105,000	2,110,263
10% 3/1/16		3,215,000	3,472,200
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,678,800
9.125% 8/15/19		2,040,000	2,080,800
11.75% 1/1/16		2,255,000	2,503,050
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,525,000	1,483,063
7.375% 7/15/13		2,060,000	2,098,625
7.5% 5/15/16		2,250,000	2,272,500
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,688,300	2,957,149
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,940,050
5.5% 9/30/14 (h)		6,670,000	7,004,320
5.832% 9/30/16 (h)		1,343,000	1,435,895
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquid Natural Gas Co. Ltd. III: - continued
6.332% 9/30/27 (h)		$ 1,840,000	$ 1,826,182
6.75% 9/30/19 (h)		4,366,000	4,757,901
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	2,981,044
SandRidge Energy, Inc.:
3.9147% 4/1/14 (o)		1,110,000	932,400
8.625% 4/1/15 pay-in-kind (o)		1,985,000	1,908,081
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,930,775
Source Gas LLC 5.9% 4/1/17 (h)		3,544,000	3,189,001
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	15,823,140
Suncor Energy, Inc. 6.1% 6/1/18		10,851,000	11,888,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)		2,390,000	2,581,200
Texas Eastern Transmission LP 6% 9/15/17 (h)		5,990,000	6,551,700
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		3,400,000	3,531,750
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	2,218,538
Venoco, Inc. 11.5% 10/1/17 (h)		1,940,000	2,007,900
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,868,289
5.65% 4/1/16		1,200,000	1,280,795
YPF SA 10% 11/2/28		2,325,000	2,290,125
			400,061,883
TOTAL ENERGY			429,319,354
FINANCIALS - 9.4%
Capital Markets - 2.0%
Bear Stearns Companies, Inc.:
0.4231% 10/22/10 (o)		2,340,000	2,340,997
4.245% 1/7/10		1,217,000	1,218,986
4.5% 10/28/10		1,833,000	1,896,213
5.3% 10/30/15		1,170,000	1,280,399
BlackRock, Inc. 6.25% 9/15/17		8,408,000	9,296,356
Citigroup Capital XXI 8.3% 12/21/77 (o)		4,231,848	3,745,185
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,362,212
5.625% 1/15/17		3,200,000	3,307,555
5.95% 1/18/18		3,989,000	4,267,979
6.15% 4/1/18		4,275,000	4,614,226
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37		$ 28,895,000	$ 29,739,803
7.5% 2/15/19		1,757,000	2,074,885
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		2,399,000	2,395,133
6.5% 6/15/12		4,172,000	4,217,037
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	9,183,410
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,303,959
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,938,339
7.125% 5/15/15		1,377,000	1,437,504
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	17,935,688
6.4% 8/28/17		2,720,000	2,853,824
6.875% 4/25/18		6,836,000	7,332,492
Morgan Stanley:
0.5344% 1/9/12 (o)		9,924,000	9,721,540
0.5844% 1/9/14 (o)		5,002,000	4,726,875
4.75% 4/1/14		2,429,000	2,471,600
5.05% 1/21/11		3,045,000	3,153,524
5.25% 11/2/12		244,000	261,767
5.45% 1/9/17		2,238,000	2,299,422
5.625% 9/23/19		11,500,000	11,647,568
5.95% 12/28/17		5,050,000	5,308,302
6% 5/13/14		17,110,000	18,644,818
6.6% 4/1/12		5,719,000	6,247,367
6.625% 4/1/18		15,268,000	16,564,467
6.75% 4/15/11		836,000	891,701
7.3% 5/13/19		8,304,000	9,360,427
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,852,045
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	995,529
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,220,837
UBS AG Stamford Branch:
5.75% 4/25/18		16,505,000	17,058,479
5.875% 12/20/17		15,572,000	16,159,423
			259,327,873
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.6%
American Express Bank FSB:
5.5% 4/16/13		$ 4,091,000	$ 4,389,434
6% 9/13/17		10,621,000	11,165,624
ANZ National International Ltd. 6.2% 7/19/13 (h)		1,099,000	1,210,002
Bank of America NA:
5.3% 3/15/17		3,315,000	3,248,790
6% 10/15/36		690,000	686,294
Bank One Corp.:
5.25% 1/30/13		930,000	995,654
7.875% 8/1/10		691,000	724,245
Barclays Bank PLC 5% 9/22/16		15,675,000	16,258,204
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	2,013,180
BB&T Corp. 6.5% 8/1/11		1,243,000	1,326,356
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,609,961
Credit Suisse First Boston 6% 2/15/18		16,107,000	17,228,836
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	10,333,888
Credit Suisse New York Branch 5.5% 5/1/14		5,590,000	6,131,956
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (h)(o)		3,914,986	3,680,087
Development Bank of Philippines 8.375% (o)		1,355,000	1,365,163
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,030,000	4,124,600
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	3,014,760
5.25% 2/10/14 (h)		565,000	596,264
5.5% 10/17/12		2,256,000	2,415,364
Fifth Third Bancorp:
4.5% 6/1/18		123,000	101,132
8.25% 3/1/38		2,099,000	2,012,486
Fifth Third Capital Trust IV 6.65% 4/15/37 (o)		2,460,000	1,709,700
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,641,533
HSBC Holdings PLC:
0.4841% 10/6/16 (o)		1,143,000	1,088,063
6.5% 9/15/37		8,400,000	8,939,868
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		3,100,000	3,053,500
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,244,665
KeyBank NA:
5.8% 7/1/14		3,619,000	3,608,878
7% 2/1/11		1,124,000	1,172,810
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank 4.625% 9/16/10		$ 1,833,000	$ 1,871,641
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (h)(o)		720,797	661,220
National City Bank, Cleveland 4.5% 3/15/10		2,943,000	2,969,375
PNC Funding Corp. 0.4206% 1/31/12 (o)		5,982,000	5,814,660
Regions Financial Corp. 7.75% 11/10/14		6,120,000	6,149,651
RSHB Capital SA 9% 6/11/14 (h)		405,000	450,036
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (h)(o)		1,131,473	1,043,844
5.805% 6/20/16 (h)(o)		4,204,000	3,867,680
Sovereign Bank 1.9906% 8/1/13 (o)		985	956
Standard Chartered Bank 6.4% 9/26/17 (h)		8,665,000	9,125,423
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,830,635
Union Planters Corp. 7.75% 3/1/11		600,000	597,676
UnionBanCal Corp. 5.25% 12/16/13		662,000	688,662
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,456,258
6.6% 1/15/38		9,000,000	9,716,782
Wachovia Corp.:
0.4134% 4/23/12 (o)		543,000	531,328
0.4144% 10/15/11 (o)		4,016,000	3,966,061
5.625% 10/15/16		3,399,000	3,565,000
5.75% 6/15/17		2,933,000	3,085,129
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,645,277
5.625% 12/11/17		10,423,000	10,875,963
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	612,859
Zions Bancorp 7.75% 9/23/14		3,590,000	3,195,100
			197,812,513
Consumer Finance - 1.3%
American General Finance Corp. 6.9% 12/15/17		5,510,000	3,867,728
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	7,911,077
Capital One Financial Corp.:
5.7% 9/15/11		5,251,000	5,549,246
7.375% 5/23/14		7,440,000	8,533,777
Discover Financial Services:
0.8297% 6/11/10 (o)		1,604,000	1,587,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
6.45% 6/12/17		$ 9,775,000	$ 9,385,906
10.25% 7/15/19		11,010,000	12,931,355
Ford Motor Credit Co. LLC:
7.25% 10/25/11		6,270,000	6,258,852
7.5% 8/1/12		3,600,000	3,564,000
8% 6/1/14		3,390,000	3,432,375
8% 12/15/16		2,135,000	2,126,338
12% 5/15/15		3,440,000	3,973,200
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	6,110,158
5.625% 5/1/18		25,000,000	25,776,925
5.875% 1/14/38		14,000,000	12,994,380
6.375% 11/15/67 (o)		9,000,000	7,402,500
General Motors Acceptance Corp.:
6.875% 9/15/11		2,270,000	2,179,200
6.875% 8/28/12		4,095,000	3,859,538
GMAC LLC:
6.625% 5/15/12		435,000	409,988
6.75% 12/1/14 (h)		5,125,000	4,561,250
6.875% 9/15/11 (h)		2,920,000	2,810,500
8% 11/1/31 (h)		3,500,000	2,992,500
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,989,158
7% 5/15/12		468,000	513,815
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,351,461
5.25% 1/15/14		1,054,000	1,116,008
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	757,333
MBNA Corp. 7.5% 3/15/12		1,608,000	1,769,916
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,242,249
ORIX Corp. 5.48% 11/22/11		385,000	388,799
SLM Corp.:
0.499% 3/15/11 (o)		112,000	102,943
0.5122% 10/25/11 (o)		12,343,000	10,902,769
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		337,883	351,608
			161,703,965
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 1.2%
Bank of America Corp.:
5.75% 12/1/17		$ 4,590,000	$ 4,681,157
8% (o)		970,000	848,750
8.125% (o)		2,910,000	2,546,250
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,835,000
CIT Group, Inc.:
5% 2/1/15 (c)		975,000	682,500
5.4% 3/7/13 (c)		1,950,000	1,367,658
7.625% 11/30/12 (c)		2,160,000	1,555,438
Citigroup, Inc.:
0.3613% 5/18/11 (o)		2,811,000	2,765,080
5.3% 10/17/12		14,295,000	14,992,124
5.5% 4/11/13		13,549,000	14,003,569
6.125% 5/15/18		15,634,000	15,611,596
6.5% 1/18/11		1,307,000	1,365,239
6.5% 8/19/13		6,153,000	6,560,753
CME Group, Inc. 5.75% 2/15/14		506,000	563,105
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,887,979
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		3,410,000	3,282,125
9% 6/1/16 (h)		150,000	150,375
ILFC E-Capital Trust I 5.9% 12/21/65 (h)(o)		2,996,000	1,378,160
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,442,179
5.65% 6/1/14		10,520,000	8,013,936
6.375% 3/25/13		1,503,000	1,209,895
6.625% 11/15/13		2,721,000	2,196,261
JPMorgan Chase & Co.:
4.891% 9/1/15 (o)		2,729,000	2,725,523
5.6% 6/1/11		2,139,000	2,284,251
5.75% 1/2/13		2,217,000	2,403,656
6.75% 2/1/11		376,000	399,122
Leucadia National Corp. 7.125% 3/15/17		485,000	458,325
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,605,000	5,911,475
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	837,229
5.5% 1/15/14 (h)		695,000	581,715
5.7% 4/15/17 (h)		1,696,000	1,270,643
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (h)		1,695,000	1,703,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
SIRENS B.V. Series 2007-2 Class A1, 2.0844% 4/13/10 (h)(o)		$ 10,000,000	$ 9,400,000
Sunwest Management, Inc. 8.385% 6/9/10 (c)(o)		325,000	178,750
TMK Capital SA 10% 7/29/11		2,600,000	2,665,000
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,243,249
UPC Germany GmbH 8.125% 12/1/17 (h)		2,820,000	2,812,950
ZFS Finance USA Trust I 6.15% 12/15/65 (h)(o)		5,692,000	5,037,420
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	4,978,075
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,351,466
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,492,188
			149,673,641
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,430,888
6.2% 5/16/14		6,893,000	7,741,156
7.45% 5/16/19		6,826,000	8,162,715
American International Group, Inc.:
5.05% 10/1/15		325,000	253,759
5.45% 5/18/17		715,000	543,970
5.6% 10/18/16		1,025,000	788,313
8.175% 5/15/68 (o)		7,875,000	4,488,750
8.25% 8/15/18		650,000	561,484
Assurant, Inc.:
5.625% 2/15/14		1,912,000	2,000,906
6.75% 2/15/34		1,967,000	1,687,686
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	576,144
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,207,710
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	771,171
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	484,222
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		8,000,000	9,802,528
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (h)(o)		7,114,000	6,990,216
MetLife, Inc.:
5% 6/15/15		1,163,000	1,249,021
6.125% 12/1/11		990,000	1,073,910
6.75% 6/1/16		7,610,000	8,741,835
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
7.717% 2/15/19		$ 10,958,000	$ 13,139,935
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,364,785
5.125% 4/10/13 (h)		559,000	599,637
5.125% 6/10/14 (h)		6,751,000	7,249,048
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,694,934
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,312,221
New York Life Insurance Co. 6.75% 11/15/39 (h)		6,360,000	6,425,750
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,982,024
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,800,000	11,191,130
Provident Companies, Inc. 7% 7/15/18		785,000	782,056
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,285,868
4.75% 9/17/15		11,000,000	11,198,374
5.15% 1/15/13		2,167,000	2,291,189
5.4% 6/13/35		452,000	394,487
5.5% 3/15/16		425,000	439,202
5.7% 12/14/36		384,000	347,820
6.2% 1/15/15		1,180,000	1,271,357
7.375% 6/15/19		3,230,000	3,668,844
8.875% 6/15/68 (o)		2,972,000	3,061,160
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	2,885,867
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	4,732,196
The Chubb Corp.:
5.75% 5/15/18		4,035,000	4,469,602
6.5% 5/15/38		3,390,000	3,950,777
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,280,442
Unum Group 7.125% 9/30/16		26,000	27,347
			174,602,436
Real Estate Investment Trusts - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,672,312
Arden Realty LP 5.2% 9/1/11		1,339,000	1,395,804
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	378,534
5.5% 1/15/12		1,759,000	1,855,525
Brandywine Operating Partnership LP:
5.625% 12/15/10		4,079,000	4,144,733
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17		$ 5,943,000	$ 5,388,738
5.75% 4/1/12		2,463,000	2,536,158
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,483,224
5.375% 12/15/13		656,000	675,213
5.875% 11/30/12		2,958,000	3,125,710
Colonial Properties Trust 6.875% 8/15/12		4,000,000	4,110,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,850,694
CPG Partners LP 6% 1/15/13		1,017,000	1,073,463
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,983,590
5% 5/3/10		2,241,000	2,230,591
5.25% 4/15/11		2,432,000	2,403,485
5.375% 10/15/12		1,286,000	1,225,900
Duke Realty LP:
4.625% 5/15/13		627,000	615,023
5.25% 1/15/10		453,000	454,291
5.4% 8/15/14		5,247,000	5,217,737
5.625% 8/15/11		2,957,000	3,044,974
5.875% 8/15/12		1,009,000	1,044,855
5.95% 2/15/17		699,000	673,122
6.25% 5/15/13		14,190,000	14,707,501
6.5% 1/15/18		3,795,000	3,706,903
Equity One, Inc.:
6% 9/15/17		854,000	787,647
6.25% 1/15/17		494,000	463,057
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	425,992
6% 7/15/12		2,933,000	3,080,709
6.2% 1/15/17		620,000	618,111
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	569,202
HMB Capital Trust V 3.899% 12/15/36 (c)(h)(o)		270,000	27
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	805,775
9% 5/15/17 (h)		2,135,000	2,263,100
HRPT Properties Trust:
5.75% 11/1/15		890,000	852,560
6.25% 6/15/17		1,232,000	1,151,973
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18		$ 618,000	$ 586,329
Liberty Property LP:
5.125% 3/2/15		848,000	815,606
5.5% 12/15/16		1,487,000	1,415,469
6.625% 10/1/17		3,785,000	3,783,789
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,430,064
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	814,259
7.75% 2/15/11		976,000	1,017,869
Omega Healthcare Investors, Inc.:
7% 4/1/14		6,915,000	6,707,550
7% 1/15/16		1,960,000	1,862,000
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,216,283
Rouse Co.:
5.375% 11/26/13 (c)		145,000	137,750
7.2% 9/15/12 (c)		10,000	10,000
Senior Housing Properties Trust 8.625% 1/15/12		250,000	256,250
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,111,373
4.875% 8/15/10		675,000	690,393
5% 3/1/12		363,000	379,876
5.375% 6/1/11		621,000	649,641
5.6% 9/1/11		2,718,000	2,863,644
5.75% 5/1/12		1,267,000	1,351,835
7.75% 1/20/11		821,000	861,914
Tanger Properties LP 6.15% 11/15/15		24,000	24,226
UDR, Inc. 5.5% 4/1/14		2,755,000	2,807,639
Ventas Realty LP:
6.5% 6/1/16		105,000	99,225
6.5% 6/1/16		450,000	425,250
6.625% 10/15/14		3,505,000	3,391,088
6.75% 4/1/17		30,000	28,500
Washington (REIT) 5.95% 6/15/11		3,637,000	3,722,971
			125,477,026
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 11,615,000	$ 11,382,700
8.125% 6/1/12		3,265,000	3,256,838
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,352,506
5.375% 8/1/16		2,681,000	2,718,244
5.5% 10/1/12		3,655,000	3,873,372
5.75% 6/15/17		9,733,000	9,973,901
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	85,000
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,358,107
6.3% 6/1/13		2,397,000	2,419,889
Regency Centers LP:
4.95% 4/15/14		611,000	590,240
5.25% 8/1/15		2,133,000	2,100,041
5.875% 6/15/17		1,056,000	1,011,862
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)		2,455,000	2,436,588
			42,559,288
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	8,170,876
5.65% 5/1/18		24,581,000	24,773,248
6.5% 8/1/16		9,000,000	9,563,562
7.375% 5/15/14		1,930,000	2,166,477
7.625% 6/1/19		12,000,000	13,742,088
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,117,743
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,420,217
Independence Community Bank Corp.:
2.1097% 4/1/14 (o)		4,218,000	4,084,977
4.9% 9/23/10		1,696,000	1,742,421
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	37,250
			71,818,859
TOTAL FINANCIALS			1,182,975,601
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		$ 2,956,000	$ 3,294,796
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,102,438
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,360,075
11.625% 10/15/17		5,185,000	5,651,650
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (h)		1,005,000	982,388
9% 5/15/16		2,790,000	2,831,850
			17,928,401
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (h)		1,705,000	1,866,975
12.375% 11/1/14 (h)		985,000	1,078,575
Community Health Systems, Inc. 8.875% 7/15/15		6,490,000	6,636,025
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,622,558
6.3% 8/15/14		3,618,000	3,565,720
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,676,777
6.25% 6/15/14		4,238,000	4,701,955
7.25% 6/15/19		2,744,000	3,230,399
HCA, Inc.:
6.5% 2/15/16		3,305,000	3,032,338
7.875% 2/15/20 (h)		1,855,000	1,901,375
8.5% 4/15/19 (h)		3,030,000	3,192,863
9.125% 11/15/14		3,905,000	4,080,725
9.25% 11/15/16		4,905,000	5,174,775
9.625% 11/15/16 pay-in-kind (o)		11,255,066	11,874,095
9.875% 2/15/17 (h)		540,000	572,400
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	948,063
7.75% 7/15/15 (h)		775,000	728,500
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	985,050
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	67,200
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,100
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	68,515
			63,014,983
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		$ 7,885,000	$ 8,220,113
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	4,026,296
6.45% 9/15/37		2,600,000	3,036,212
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,228,610
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,140,225
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,497,434
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,038,266
Valeant Pharmaceuticals International 8.375% 6/15/16 (h)		3,170,000	3,233,400
			24,200,443
TOTAL HEALTH CARE			116,658,736
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (h)		2,640,000	2,683,410
6.375% 6/1/19 (h)		8,071,000	8,966,195
6.4% 12/15/11 (h)		818,000	877,617
BE Aerospace, Inc. 8.5% 7/1/18		2,595,000	2,685,825
Bombardier, Inc.:
6.3% 5/1/14 (h)		340,000	328,100
7.45% 5/1/34 (h)		205,000	177,838
Embraer Overseas Ltd. 6.375% 1/15/20		475,000	460,750
TransDigm, Inc. 7.75% 7/15/14 (h)		1,550,000	1,565,500
Triumph Group, Inc. 8% 11/15/17 (h)		2,080,000	2,093,000
			19,838,235
Airlines - 0.3%
American Airlines, Inc. 10.5% 10/15/12 (h)		1,940,000	1,969,100
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	3,254,400
6.977% 11/23/22		1,052,377	810,330
6.978% 10/1/12		248,187	245,705
8.608% 10/1/12		960,000	912,000
10.375% 7/2/19		1,905,000	2,105,025
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
AMR Corp. 9% 8/1/12		$ 485,000	$ 351,625
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		268,992	239,403
7.73% 9/15/12		18,833	18,080
7.875% 7/2/18		1,512,164	1,224,853
9.798% 4/1/21		641,578	510,054
6.648% 3/15/19		2,973,301	2,824,636
6.82% 5/1/18		221,731	207,873
6.9% 7/2/19		855,847	821,613
Continental Airlines, Inc. 9.25% 5/10/17		1,050,000	1,060,500
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		364,146	344,574
7.57% 11/18/10		11,576,000	11,633,880
8.021% 8/10/22		1,770,357	1,549,062
8.954% 8/10/14		2,446,576	2,140,754
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,039,635	862,897
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,181,448	1,843,323
8.36% 7/20/20		1,464,646	1,274,242
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		874,635	612,244
7.032% 4/1/12		72,264	72,264
7.186% 10/1/12		179,871	179,871
9.75% 1/15/17		2,400,000	2,442,000
12% 1/15/16 (h)		855,000	833,625
			40,343,933
Building Products - 0.1%
Masco Corp. 0.5997% 3/12/10 (o)		3,759,949	3,736,893
Owens Corning:
6.5% 12/1/16		925,000	919,799
9% 6/15/19		725,000	786,625
			5,443,317
Commercial Services & Supplies - 0.1%
ARAMARK Corp.:
3.7806% 2/1/15 (o)		4,985,000	4,436,650
8.5% 2/1/15		2,775,000	2,768,063
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. 7.625% 8/15/16 (h)		$ 1,060,000	$ 1,060,000
United Rentals North America, Inc.:
7.75% 11/15/13		1,955,000	1,803,488
9.25% 12/15/19		1,965,000	1,937,981
			12,006,182
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (h)		735,000	716,625
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		2,410,000	2,440,125
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,623,392
5.45% 10/15/12		618,000	683,055
6% 10/15/17		2,929,000	3,278,714
General Electric Co. 5.25% 12/6/17		17,730,000	18,441,558
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	1,259,350
13.5% 12/1/15 pay-in-kind (h)		872,272	746,556
			27,032,625
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	640,549
Case Corp. 7.25% 1/15/16		3,875,000	3,768,438
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,355,000
Navistar International Corp. 8.25% 11/1/21		1,950,000	1,915,875
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		1,870,000	1,855,975
9.5% 8/1/14 (h)		652,000	642,220
11.75% 8/1/16		1,860,000	1,818,150
Terex Corp. 8% 11/15/17		2,284,000	2,078,440
			15,074,647
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)		1,005,000	1,030,125
9.5% 12/15/14		3,070,000	3,020,113
			4,050,238
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		$ 2,105,000	$ 2,115,525
7.75% 10/1/16		765,000	753,525
			2,869,050
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		4,105,000	3,776,600
7.75% 5/15/16		3,495,000	3,128,025
Hertz Corp.:
8.875% 1/1/14		7,280,000	7,261,800
10.5% 1/1/16		2,385,000	2,456,550
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)		2,285,000	1,759,450
			18,382,425
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (f)		1,950,000	1,816,547
TOTAL INDUSTRIALS			150,013,949
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (f)(h)		511,000	455,269
Cisco Systems, Inc.:
4.45% 1/15/20		6,126,000	6,231,141
5.5% 1/15/40		6,126,000	6,090,610
Lucent Technologies, Inc.:
6.45% 3/15/29		3,775,000	2,906,750
6.5% 1/15/28		1,940,000	1,493,800
			17,177,570
Computers & Peripherals - 0.1%
Seagate Technology HDD Holdings 6.8% 10/1/16		5,910,000	5,644,050
Seagate Technology International 10% 5/1/14 (h)		1,455,000	1,593,225
			7,237,275
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	3,002,450
8.25% 3/15/18		2,360,000	2,492,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 2,950,000	$ 3,153,957
6% 10/1/12		3,877,000	4,167,736
6.55% 10/1/17		2,360,000	2,517,063
7.125% 10/1/37		1,895,000	1,971,228
			17,305,184
Internet Software & Services - 0.0%
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,768,188
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		2,610,000	2,486,025
First Data Corp.:
9.875% 9/24/15		4,450,000	3,916,000
10.55% 9/24/15 pay-in-kind (f)		1,085,000	880,836
			7,282,861
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		8,230,000	8,065,400
Xerox Corp. 5.5% 5/15/12		1,602,000	1,697,728
			9,763,128
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (h)		1,345,000	1,267,663
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,930,000
9.25% 6/1/16		2,610,000	2,701,350
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (o)		1,945,000	1,480,422
10.125% 12/15/16		1,965,000	1,370,588
National Semiconductor Corp. 0.549% 6/15/10 (o)		3,100,704	3,059,071
NXP BV:
7.875% 10/15/14		985,000	837,250
9.5% 10/15/15		2,155,000	1,616,250
Viasystems, Inc. 12% 1/15/15 (h)		1,590,000	1,609,875
			16,872,469
TOTAL INFORMATION TECHNOLOGY			79,406,675
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - 1.7%
Chemicals - 0.6%
Ashland, Inc. 9.125% 6/1/17 (h)		$ 1,095,000	$ 1,182,600
Berry Plastics Corp. 5.0344% 2/15/15 (o)		1,975,000	1,784,906
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,999,570
7.6% 5/15/14		15,028,000	17,062,250
8.55% 5/15/19		10,360,000	12,244,007
E.I. du Pont de Nemours & Co. 4.625% 1/15/20		8,002,000	8,133,433
Huntsman International LLC 5.5% 6/30/16 (h)		3,195,000	2,739,713
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15		2,130,000	2,188,575
Lubrizol Corp. 8.875% 2/1/19		928,000	1,170,067
NOVA Chemicals Corp.:
3.6494% 11/15/13 (o)		2,720,000	2,420,800
6.5% 1/15/12		4,240,000	4,155,200
8.375% 11/1/16 (h)		1,940,000	1,949,700
8.625% 11/1/19 (h)		1,935,000	1,956,769
Pliant Corp. 11.125% 6/15/09 (c)		60,320	7,238
			66,994,828
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,928,353
Containers & Packaging - 0.2%
Ball Corp. 7.125% 9/1/16		1,640,000	1,672,800
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (h)		1,950,000	1,925,625
8.875% 9/15/14 (h)		975,000	894,563
Cascades, Inc.:
7.25% 2/15/13		1,105,000	1,124,338
7.75% 12/15/17 (h)		1,715,000	1,699,994
Crown Cork & Seal, Inc. 7.375% 12/15/26		4,250,000	3,888,750
Greif, Inc. 6.75% 2/1/17		4,050,000	3,888,000
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16		2,130,000	2,167,275
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	985,000
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,831,235
6.4% 1/15/18		1,749,000	1,875,484
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,386,663
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co.: - continued
9.25% 3/15/16 (h)		$ 505,000	$ 544,138
Vitro SAB de CV 8.625% 2/1/12 (c)		6,020,000	2,588,600
			27,472,465
Metals & Mining - 0.7%
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	7,137,159
9.375% 4/8/19 (h)		14,140,000	18,040,067
BHP Billiton Financial USA Ltd. 5.125% 3/29/12		1,975,000	2,131,404
Compass Minerals International, Inc. 8% 6/1/19 (h)		2,580,000	2,644,500
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,245,996
CSN Islands XI Corp. 6.875% 9/21/19 (h)		1,500,000	1,492,500
Evraz Group SA 8.875% 4/24/13 (h)		2,200,000	2,200,000
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,747,400
10.625% 9/1/16 (h)		789,000	856,065
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,582,534
6.5% 7/15/18		9,474,000	10,499,636
7.125% 7/15/28		8,900,000	10,088,417
8.95% 5/1/14		7,108,000	8,547,470
Steel Dynamics, Inc.:
6.75% 4/1/15		3,610,000	3,483,650
7.375% 11/1/12		2,205,000	2,199,488
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,589,500
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,120,743
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,362,702
			89,969,231
Paper & Forest Products - 0.2%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (h)		1,230,000	1,257,675
Domtar Corp.:
5.375% 12/1/13		2,260,000	2,158,300
7.125% 8/15/15		3,825,000	3,729,375
10.75% 6/1/17		2,420,000	2,783,000
Georgia-Pacific Corp.:
7% 1/15/15 (h)		4,190,000	4,237,138
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.: - continued
8.875% 5/15/31		$ 1,235,000	$ 1,309,100
Georgia-Pacific LLC 8.25% 5/1/16 (h)		534,198	566,250
NewPage Corp. 11.375% 12/31/14 (h)		2,960,000	2,908,200
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (h)		3,795,000	4,146,038
			23,095,076
TOTAL MATERIALS			209,459,953
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14 (h)		635,000	703,263
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	3,026,262
AT&T, Inc.:
5.8% 2/15/19		8,788,000	9,488,316
6.3% 1/15/38		40,171,000	41,739,276
6.7% 11/15/13		1,173,000	1,345,001
BellSouth Capital Funding Corp. 7.875% 2/15/30		899,000	1,059,417
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,916,398
Cincinnati Bell, Inc.:
8.25% 10/15/17		2,515,000	2,489,850
8.375% 1/15/14		4,195,000	4,163,538
Citizens Communications Co.:
7.875% 1/15/27		925,000	823,250
9% 8/15/31		2,260,000	2,209,150
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)		4,355,000	4,322,338
Frontier Communications Corp.:
8.125% 10/1/18		3,615,000	3,619,700
8.25% 5/1/14		2,245,000	2,320,769
Global Village Telecom Finance LLC 12% 6/30/11 (h)		2,204,150	2,264,764
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(h)		3,751,250	3,469,906
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,404,000
7.625% 4/15/12		6,930,000	6,756,750
11.25% 6/15/16		1,035,000	1,097,100
PAETEC Holding Corp.:
8.875% 6/30/17		985,000	985,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
PAETEC Holding Corp.: - continued
9.5% 7/15/15		$ 1,965,000	$ 1,837,275
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,536,438
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	366,300
7.5% 2/15/14		1,310,000	1,296,900
8% 10/1/15 (h)		3,540,000	3,540,000
Qwest Corp.:
3.549% 6/15/13 (o)		1,870,000	1,755,463
7.5% 10/1/14		1,730,000	1,755,950
7.625% 6/15/15		1,515,000	1,541,513
8.375% 5/1/16 (h)		3,210,000	3,346,425
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,361,781
5.875% 2/1/12		2,733,000	2,966,915
5.875% 8/15/12		978,000	1,078,371
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,535,000	1,561,863
Sprint Capital Corp.:
6.875% 11/15/28		18,230,000	13,672,500
7.625% 1/30/11		2,350,000	2,373,500
8.375% 3/15/12		1,510,000	1,543,975
8.75% 3/15/32		165,000	141,281
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,906,426
4.95% 9/30/14		3,208,000	3,387,035
5.25% 10/1/15		1,177,000	1,238,612
6.999% 6/4/18		1,793,000	1,999,229
7.175% 6/18/19		14,000,000	15,865,976
7.2% 7/18/36		10,636,000	11,686,847
Telefonica Emisiones SAU:
0.6094% 2/4/13 (o)		2,403,000	2,357,615
6.421% 6/20/16		1,162,000	1,317,533
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,233,010
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,309,000
7.5% 6/15/23		3,760,000	3,393,400
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,609,612
6.25% 4/1/37		2,348,000	2,461,899
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.4% 2/15/38		$ 7,621,000	$ 8,173,637
6.9% 4/15/38		6,295,000	7,118,399
Verizon Global Funding Corp. 7.25% 12/1/10		2,741,000	2,911,879
Verizon New England, Inc. 6.5% 9/15/11		891,000	959,445
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,918,642
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,988,500
			230,717,194
Wireless Telecommunication Services - 1.1%
Clearwire Escrow Corp. 12% 12/1/15 (h)		4,920,000	4,846,200
Cleveland Unlimited, Inc. 12.5% 12/15/10 (h)(o)		1,260,000	1,222,200
Cricket Communications, Inc.:
7.75% 5/15/16 (h)		2,905,000	2,861,425
9.375% 11/1/14		2,290,000	2,204,125
10% 7/15/15		2,130,000	2,060,775
Digicel Group Ltd.:
8.25% 9/1/17 (h)		3,090,000	3,020,475
8.875% 1/15/15 (h)		10,810,000	10,499,213
9.125% 1/15/15 pay-in-kind (h)(o)		3,840,000	3,768,000
9.25% 9/1/12 (h)		4,765,000	4,955,600
12% 4/1/14 (h)		3,545,000	3,970,400
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (h)		9,282,000	9,581,929
5.875% 10/1/19 (h)		9,040,000	9,355,695
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		4,770,000	5,008,500
11.5% 6/15/16		6,575,000	6,903,750
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	555,500
8.875% 1/15/15		6,110,000	6,201,650
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	4,070,150
9.25% 11/1/14		1,560,000	1,571,700
Millicom International Cellular SA 10% 12/1/13		665,000	685,781
Mobile Telesystems Finance SA 8% 1/28/12 (h)		2,054,000	2,131,025
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	5,923,225
6.875% 10/31/13		9,105,000	8,649,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
7.375% 8/1/15		$ 5,645,000	$ 5,221,625
NII Capital Corp. 10% 8/15/16 (h)		3,145,000	3,310,113
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		5,445,000	4,709,925
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,757,900
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,494,125
8.375% 8/15/17		3,140,000	3,061,500
Telecom Personal SA 9.25% 12/22/10 (h)		1,570,000	1,636,725
Verizon Wireless Capital LLC 5.55% 2/1/14		2,374,000	2,616,286
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		2,650,000	2,759,313
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,480,559
5.5% 6/15/11		2,760,000	2,927,278
			137,022,417
TOTAL TELECOMMUNICATION SERVICES			367,739,611
UTILITIES - 2.5%
Electric Utilities - 1.4%
AmerenUE 6.4% 6/15/17		2,987,000	3,315,758
Cleveland Electric Illuminating Co. 5.65% 12/15/13		4,113,000	4,417,909
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,937,386
5.8% 3/15/18		10,485,000	11,455,177
Duke Energy Carolinas LLC 5.25% 1/15/18		4,710,000	5,086,965
Edison Mission Energy:
7% 5/15/17		960,000	700,800
7.2% 5/15/19		3,680,000	2,668,000
7.625% 5/15/27		2,215,000	1,461,900
EDP Finance BV:
4.9% 10/1/19 (h)		4,000,000	4,115,780
5.375% 11/2/12 (h)		1,993,000	2,179,298
6% 2/2/18 (h)		9,619,000	10,615,057
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		40,000	37,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. 4.9% 6/15/15		$ 6,607,000	$ 6,981,386
FirstEnergy Corp. 6.45% 11/15/11		88,000	95,245
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (h)		2,432,000	2,527,488
6.05% 8/15/21 (h)		5,664,000	5,929,132
6.8% 8/15/39 (h)		4,340,000	4,509,776
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,381,549
Intergen NV 9% 6/30/17 (h)		5,270,000	5,467,625
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,428,900
Majapahit Holding BV:
7.75% 10/17/16		1,190,000	1,228,675
7.75% 1/20/20 (h)		400,000	404,000
8% 8/7/19 (h)		635,000	650,875
Massachusetts Electric Co. 5.9% 11/15/39 (h)		10,679,000	10,983,693
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	3,213,000
9.125% 5/1/31		2,785,000	2,367,250
National Power Corp. 6.875% 11/2/16 (h)		1,490,000	1,557,050
Nevada Power Co.:
6.5% 5/15/18		790,000	873,640
6.5% 8/1/18		1,570,000	1,739,478
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,980,206
Oncor Electric Delivery Co. LLC 5.95% 9/1/13		3,617,000	3,951,008
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	822,487
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,256,779
6.45% 8/15/12		3,730,000	4,040,657
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	7,156,875
Progress Energy, Inc.:
6% 12/1/39		12,683,000	12,860,334
7.1% 3/1/11		3,385,000	3,606,101
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,676,805
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		4,070,000	2,889,700
Series B, 10.25% 11/1/15		5,090,000	3,613,900
11.25% 11/1/16 pay-in-kind		4,175,389	2,550,467
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,776,107
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
West Penn Power Co. 5.95% 12/15/17 (h)		$ 314,000	$ 334,578
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,526,314
			172,372,310
Gas Utilities - 0.1%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,606,500
6.875% 11/4/11 (Reg. S)		3,650,000	3,704,750
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	464,710
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,264,526
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,855,000	2,512,400
			11,552,886
Independent Power Producers & Energy Traders - 0.5%
AES Corp.:
7.75% 3/1/14		5,400,000	5,427,000
7.75% 10/15/15		3,210,000	3,226,050
8% 10/15/17		2,575,000	2,575,000
9.75% 4/15/16 (h)		1,475,000	1,589,313
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	7,056,650
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,210,913
Energy Future Holdings:
10.875% 11/1/17		5,285,000	3,725,925
12% 11/1/17 pay-in-kind (o)		7,621,718	4,706,411
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,644,181
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,962,500
NRG Energy, Inc.:
7.25% 2/1/14		2,820,000	2,834,100
7.375% 2/1/16		2,840,000	2,811,600
7.375% 1/15/17		3,225,000	3,200,813
8.5% 6/15/19		1,820,000	1,856,400
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		595,000	595,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,449,779
RRI Energy, Inc.:
7.625% 6/15/14		8,000,000	7,760,000
7.875% 6/15/17		745,000	709,613
			61,341,248
Multi-Utilities - 0.5%
Aquila, Inc. 11.875% 7/1/12 (o)		155,000	180,244
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
4.75% 12/15/10		$ 3,931,000	$ 4,075,232
6.3% 9/30/66 (o)		4,556,000	4,009,280
7.5% 6/30/66 (o)		12,311,000	12,126,335
DTE Energy Co. 7.05% 6/1/11		984,000	1,049,018
KeySpan Corp. 7.625% 11/15/10		494,000	524,067
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,519,791
5.875% 10/1/12		2,921,000	3,221,848
6.5% 9/15/37		11,505,000	12,954,158
National Grid PLC 6.3% 8/1/16		1,477,000	1,632,828
NiSource Finance Corp.:
5.25% 9/15/17		843,000	826,089
5.4% 7/15/14		1,347,000	1,409,310
5.45% 9/15/20		1,934,000	1,881,415
6.4% 3/15/18		1,326,000	1,386,332
6.8% 1/15/19		6,774,000	7,301,911
7.875% 11/15/10		1,022,000	1,075,069
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		6,172,000	5,446,790
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	736,470
			68,356,187
TOTAL UTILITIES			313,622,631
TOTAL NONCONVERTIBLE BONDS			3,423,120,779
TOTAL CORPORATE BONDS (Cost $3,178,270,224)			3,431,650,089
U.S. Government and Government Agency Obligations - 22.4%

Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,777,216
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 11/23/11		39,270,000	39,454,530
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.375% 7/17/13 (l)		$ 8,745,000	$ 9,539,081
4.75% 11/19/12		24,650,000	27,106,249
5% 2/16/12		7,340,000	7,988,922
Federal Home Loan Bank:
1.625% 11/21/12 (g)		62,790,000	63,351,657
3.625% 5/29/13		15,625,000	16,697,938
Freddie Mac:
2.125% 3/23/12		665,000	681,468
3% 7/28/14		50,000,000	51,927,000
5.25% 7/18/11		10,730,000	11,545,319
Tennessee Valley Authority 5.375% 4/1/56		385,000	396,862
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			228,689,026
U.S. Treasury Inflation Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		84,118,992	88,577,357
2% 1/15/14 (l)		329,823,672	353,692,200
2% 7/15/14		74,471,800	80,279,766
2.625% 7/15/17 (l)		139,995,387	158,000,426
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			680,549,749
U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
4.25% 5/15/39		38,158,000	38,503,788
4.5% 5/15/38		20,000,000	21,025,000
U.S. Treasury Notes:
0.75% 11/30/11		364,564,000	365,162,250
0.875% 3/31/11		21,090,000	21,228,393
1.125% 1/15/12		38,423,000	38,723,160
1.25% 11/30/10		21,871,000	22,080,305
1.375% 10/15/12		163,445,000	164,951,799
1.75% 3/31/14		125,000,000	125,214,875
1.875% 6/15/12		67,860,000	69,540,621
1.875% 4/30/14		50,000,000	50,234,400
2.375% 8/31/14		6,130,000	6,264,094
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14		$ 625,000,000	$ 646,679,929
2.75% 2/15/19		330,000,000	319,326,480
TOTAL U.S. TREASURY OBLIGATIONS			1,888,935,094
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,736,342,011)			2,830,951,085
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 10.7%
2.548% 10/1/33 (o)		1,314,718	1,352,327
3.288% 4/1/36 (o)		1,889,544	1,931,958
4% 12/1/24 (j)		24,000,000	24,646,150
4% 12/1/24 (j)		30,000,000	30,807,687
4% 8/1/39 to 9/1/39		18,935,295	19,037,812
4.291% 6/1/36 (o)		335,662	348,666
4.5% 12/1/24 (j)		12,000,000	12,569,988
4.5% 12/1/24 (j)		8,000,000	8,379,992
4.5% 2/1/39 to 9/1/39		140,786,448	144,696,764
4.5% 12/1/39 (j)		9,000,000	9,235,911
4.5% 12/1/39 (j)		67,000,000	68,756,224
5% 12/1/24 (j)		6,600,000	7,009,981
5% 7/1/34 to 9/1/38		143,350,894	150,894,637
5% 12/1/39 (j)(k)		1,000,000	1,048,553
5% 12/1/39 (j)(k)		67,000,000	70,253,078
5% 12/1/39 (j)(k)		22,800,000	23,907,018
5.302% 12/1/35 (o)		1,146,616	1,212,126
5.312% 2/1/36 (o)		1,719,619	1,819,726
5.5% 3/1/18 to 3/1/39		272,335,381	291,256,648
5.5% 12/1/24 (j)(k)		25,000,000	26,766,558
5.5% 12/1/39 (j)(k)		46,500,000	49,442,897
5.569% 7/1/37 (o)		968,437	1,008,898
5.976% 4/1/36 (o)		722,355	756,637
6% 6/1/22 to 9/1/38		166,548,728	180,153,491
6% 12/1/39 (j)(k)		82,000,000	87,894,373
6.306% 4/1/36 (o)		827,464	876,594
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
6.5% 5/1/31 to 9/1/38		$ 99,095,270	$ 107,761,186
6.5% 12/1/39 (j)		22,800,000	24,628,911
TOTAL FANNIE MAE			1,348,454,791
Freddie Mac - 0.8%
4.699% 11/1/35 (o)		7,219,665	7,564,360
5% 4/1/38 to 9/1/39		8,299,230	8,731,213
5.5% 11/1/17 to 12/1/35		20,725,390	22,189,911
5.692% 10/1/35 (o)		581,699	616,238
6% 11/1/33 to 2/1/38		46,042,530	49,580,521
6% 12/1/39 (j)(k)		18,000,000	19,309,356
TOTAL FREDDIE MAC			107,991,599
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,412,349,998)			1,456,446,390
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (o)		1,821,633	987,898
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (o)		779,365	2,393
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (o)		239,869	223,734
Class M2, 1.3359% 2/25/34 (o)		483,000	247,339
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (o)		252,912	222,407
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (o)		22,337	22,075
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (o)		272,239	6,973
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (o)		170,200	4,080
Class M5, 0.6259% 4/25/36 (o)		161,690	1,152
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3666% 5/20/13 (o)		1,876,204	1,801,156
Series 2006-A6 Class A6, 0.2666% 9/20/13 (o)		3,707,380	3,559,085
Series 2006-A7 Class A7, 0.2566% 10/20/12 (o)		2,041,310	1,959,658
Series 2006-C1 Class C1, 0.7166% 10/20/14 (o)		450,188	9,004
Series 2007-A1 Class A, 0.2866% 1/20/15 (o)		1,369,629	1,314,844
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Advanta Business Card Master Trust: - continued
Series 2007-A4 Class A4, 0.2666% 4/22/13 (o)		$ 1,636,801	$ 1,571,329
Series 2007-D1 Class D, 1.6366% 1/22/13 (h)(o)		2,590,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7387% 6/15/32 (h)(o)		4,469,007	2,033,398
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (h)(o)		488,793	488,230
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (h)		4,310,000	4,379,650
Class A4, 3% 10/15/15 (h)		4,280,000	4,361,491
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12		213,864	218,860
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	1,009,060
Class E, 6.96% 3/31/16 (h)		2,052,284	1,727,731
Series 2007-2M Class A3, 5.22% 4/8/10		285,129	289,895
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (o)		114,825	83,273
Series 2004-R11 Class M1, 0.8959% 11/25/34 (o)		572,200	281,090
Series 2004-R2 Class M3, 0.7859% 4/25/34 (o)		153,470	57,952
Series 2005-R2 Class M1, 0.6859% 4/25/35 (o)		2,064,696	1,527,061
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (h)		123,000	105,780
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5966% 3/23/19 (h)(o)		261,368	169,889
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (o)		47,932	27,222
Series 2004-W11 Class M2, 0.9359% 11/25/34 (o)		561,149	255,793
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (o)		1,542,998	791,792
Class M2, 0.8359% 5/25/34 (o)		1,290,110	955,133
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (o)		1,552,054	477,369
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (o)		2,668,736	1,477,591
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (o)		416,700	282,444
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (o)		262,000	12,770
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (h)		$ 9,500,000	$ 9,710,918
Class A4, 3.52% 6/15/16 (h)		8,300,000	8,629,703
Series 2009-2A Class A3, 2.13% 9/15/13 (h)		6,800,000	6,903,492
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6341% 1/20/40 (h)(o)		392,513	333,636
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41		1,580,772	1,391,079
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (o)		2,296,541	2,181,714
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (o)		683,225	658,491
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10		287,346	288,474
Class C, 5.55% 1/18/11		1,500,000	1,514,774
Class D, 7.16% 1/15/13 (h)		160,000	163,273
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,271,630
Class C, 5.31% 6/15/12		1,634,000	1,667,083
Series 2007-1 Class C, 5.38% 11/15/12		582,000	575,343
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	274,018
Series 2007-SN2 Class A4, 1.2688% 5/16/11 (h)(o)		10,040,000	10,064,095
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12		535,498	541,663
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5288% 4/15/13 (h)(o)		2,908,000	2,861,496
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,274,667
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (h)(o)		457,498	89,212
Class B, 0.9866% 7/20/39 (h)(o)		263,810	35,614
Class C, 1.3366% 7/20/39 (h)(o)		339,379	3,394
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		830,000	833,113
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5341% 1/20/37 (h)(o)		216,653	81,245
Capmark VII Ltd. Series 2006-7A Class H, 1.7888% 8/15/36 (h)(o)		505,664	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	928,041
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (o)		1,140,851	40,161
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Carrington Mortgage Loan Trust: - continued
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (o)		$ 425,500	$ 7,873
Series 2006-NC3 Class M10, 2.2359% 8/25/36 (h)(o)		290,000	8,058
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (o)		224,000	7,486
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (o)		186,369	7,074
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (o)		1,802,588	591,373
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (h)(o)		199,782	164,815
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		629,326	542,211
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		265,509	256,605
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (o)		765,389	28,945
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (o)		3,369	3,346
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (o)		150,410	145,321
Series 2007-4 Class A1A, 0.3559% 9/25/37 (o)		852,406	826,885
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	81
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (o)		948,567	513,656
Class M4, 1.2059% 4/25/34 (o)		159,665	83,891
Series 2004-4 Class M2, 0.7659% 6/25/34 (o)		587,945	371,672
Series 2005-3 Class MV1, 0.6559% 8/25/35 (o)		1,825,897	1,674,944
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (o)		305,146	293,586
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (h)		944,438	961,823
Series 2007-B Class A3, 5.47% 11/15/11 (h)		252,262	254,358
Series 2007-C Class A3, 5.43% 5/15/12 (h)		240,644	244,663
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	250,000
Class B2, 1.6331% 12/28/35 (h)(o)		500,000	185,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	25,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	197,268
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (o)		2,908,000	2,896,168
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		1,723,282	1,757,073
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (o)		$ 38,916	$ 22,283
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (o)		290,872	53,887
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (o)		6,074,620	1,791,325
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0609% 3/25/34 (o)		27,932	7,184
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (o)		5,620,493	5,195,109
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (o)		168,821	164,234
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (o)		35,381	34,867
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,232,321
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	684,100
Class D, 6.89% 5/15/13 (h)		915,000	966,568
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	1,027,421
Series 2009-D:
Class A3, 2.17% 10/15/13		5,400,000	5,485,663
Class A4, 2.98% 8/15/14		4,800,000	4,929,952
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (o)		772,000	717,833
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		72,000	72,888
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	518,536
Class C, 5.43% 2/16/15		614,000	442,080
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (o)		72,096	34,356
Class M2, 0.9859% 2/25/34 (o)		114,973	91,778
Series 2005-A:
Class M3, 0.7259% 1/25/35 (o)		948,695	324,312
Class M4, 0.9159% 1/25/35 (o)		363,547	42,390
Series 2006-D Class M1, 0.4659% 11/25/36 (o)		324,000	8,382
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (h)(o)		2,892,000	2,559,068
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,570,446	1,927,834
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (h)(o)		321,766	292,003
Series 2006-2A:
Class A, 0.4188% 11/15/34 (h)(o)		2,457,842	1,843,382
Class B, 0.5188% 11/15/34 (h)(o)		887,846	310,746
Class C, 0.6188% 11/15/34 (h)(o)		1,475,565	413,158
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 0.9888% 11/15/34 (h)(o)		$ 560,319	$ 117,667
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5088% 3/15/13 (o)		4,746,000	4,686,194
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (o)		1,151,000	1,088,862
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (o)		739,000	443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		80,771	79,695
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	100,761
Class C, 5.74% 12/15/14		206,932	189,037
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		389,845	58,243
Class M1, 0.8859% 6/25/34 (o)		2,723,367	1,503,615
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (o)		1,096,059	50,069
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (o)		15,860	11,654
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (o)		431,287	6,438
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (h)(o)		659,999	132,000
Series 2006-3:
Class B, 0.6359% 9/25/46 (h)(o)		654,930	104,789
Class C, 0.7859% 9/25/46 (h)(o)		1,526,694	167,936
Class E, 1.8859% 9/25/46 (h)(o)		250,919	17,564
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5559% 8/25/33 (o)		497,826	265,967
Series 2003-3 Class M1, 1.5259% 8/25/33 (o)		876,901	414,872
Series 2003-5 Class A2, 0.9359% 12/25/33 (o)		32,929	12,413
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (o)		227,848	216,076
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (o)		2,814,074	2,682,639
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (o)		16,025	14,557
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (o)		930,611	560,062
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (o)		1,522,035	450,827
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13		5,450,000	5,519,657
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		106,557	106,918
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Hyundai Auto Receivables Trust Series 2006-1: - continued
Class C, 5.34% 11/15/12		$ 138,066	$ 138,406
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (o)		204,000	6,835
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (o)		1,520,141	818,928
Class MV1, 0.4659% 11/25/36 (o)		1,234,797	120,803
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (o)		573,000	23,387
Kent Funding III Ltd. Series 2006-3A Class D, 4.1275% 10/29/47 (o)		284,447	28
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (o)		968,266	786,225
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (o)		191,166	191,000
Class 2C, 1.4331% 3/27/42 (o)		3,243,000	582,067
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (h)(o)		274,438	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		157,193	119,467
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.7866% 11/20/17 (h)(o)		500,000	450,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,523,500	3,526,622
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (o)		290,025	218,994
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6659% 5/25/46 (h)(o)		250,000	22,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		28,260	23,516
Class C, 5.691% 10/20/28 (h)		12,560	9,532
Class D, 6.01% 10/20/28 (h)		149,545	99,500
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (o)		545,328	24,967
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (o)		784,792	32,519
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (o)		218,265	98,379
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		363,822	366,931
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (o)		847,283	601,964
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (o)		2,505,032	1,804,670
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (o)		57,161	54,060
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (o)		$ 3,475,759	$ 2,147,838
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (o)		57,368	39,306
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (o)		441,329	216,054
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (o)		399,800	185,309
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (o)		416,362	43,985
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (o)		155,543	153,644
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (o)		59,351	322
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (o)		263,000	5,745
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9306% 8/28/38 (h)(o)		195,000	113,100
Class C1B, 7.696% 8/28/38 (h)		63,000	32,527
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		4,356,000	178,596
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		4,504,900	833,407
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (q)		3,239,000	30,447
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	26,795
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	17,903
Series 2006-3:
Class A1, 0.2659% 9/25/19 (o)		472,837	468,916
Class AIO, 7.1% 1/25/12 (q)		372,000	48,743
Series 2006-4:
Class A1, 0.2659% 3/25/25 (o)		668,025	658,508
Class AIO, 6.35% 2/27/12 (q)		1,182,000	147,549
Class D, 1.3359% 5/25/32 (o)		2,481,000	62,188
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	244,182
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	210,999
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (o)		1,426,957	299,676
Series 2005-D Class M2, 0.7059% 2/25/36 (o)		827,339	79,869
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		8,500,000	8,563,167
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (o)		372,638	358,869
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (o)		3,683	3,640
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6366% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (o)		169,475	164,051
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (o)		$ 261,636	$ 246,324
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (o)		532,896	141,688
Class M4, 1.6859% 9/25/34 (o)		683,353	92,216
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (o)		400,651	43,970
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (o)		2,548,346	1,707,929
Class M3, 0.7959% 1/25/35 (o)		478,432	258,557
Class M4, 1.0659% 1/25/35 (o)		1,475,804	224,211
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (o)		1,883,145	28,078
Class M9, 2.1159% 5/25/35 (o)		440,571	1,417
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		496,327	421,878
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Class C, 5.08% 7/24/39 (h)		185,000	111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (h)(o)		3,406,919	3,302,044
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		530,000	521,322
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (o)		566,000	17,026
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (o)		1,221,514	1,184,680
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1859% 9/25/46 (h)(o)		250,000	7,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (o)		5,108	2,182
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (o)		1,880,617	1,051,663
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (o)		96,000	1,529
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (o)		70,810	37,617
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (o)		39,652	36,244
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (h)(o)		1,063,941	941,695
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (o)		1,272,000	254,400
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		$ 656,637	$ 6,566
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (o)		81,885	19,629
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (o)		137,271	84,836
Series 2007-BC4 Class A3, 0.4859% 11/25/37 (o)		13,904,013	13,118,517
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (h)(o)		1,308,498	424,269
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (o)		1,790,743	1,629,576
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (o)		1,278,000	1,277,757
Class B, 0.5388% 1/15/12 (o)		1,054,000	1,051,315
Class C, 0.8388% 1/15/12 (o)		1,634,000	1,625,899
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,339,696	1,248,664
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (o)		3,555,000	3,509,673
Class B, 0.4588% 6/15/12 (o)		3,709,000	3,620,911
Class C, 0.7388% 6/15/12 (o)		254,000	245,568
Series 2007-2 Class A, 0.8888% 10/15/12 (o)		2,867,000	2,820,125
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (o)		28,819	9,913
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	191,250
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	65,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (h)(o)		2,580,480	129,024
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		875,000	909,583
Series 2007-A Class A3, 5.28% 2/13/12		1,063,962	1,071,732
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (o)		3,669,172	3,544,949
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		733,236	746,470
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	420,178
Class D, 5.54% 12/20/12 (h)		583,000	559,680
Class E, 7.05% 5/20/14 (h)		1,390,000	1,291,505
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.835% 9/25/26 (h)(o)		$ 400,000	$ 24,000
Series 2006-1A:
Class F, 1.435% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.635% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (o)		602,848	10,285
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (h)(o)		8,530,177	8,145,246
Series 2007-A2 Class A2, 0.2688% 5/15/14 (h)(o)		12,710,000	12,672,081
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,964,498
Series 2007-A5A Class A5, 0.9888% 10/15/14 (h)(o)		1,500,000	1,500,664
Series 2007-C1 Class C1, 0.6388% 5/15/14 (h)(o)		8,690,021	8,595,508
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3359% 7/25/36 (o)		351,438	343,489
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (h)(o)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.1166% 11/21/40 (h)(o)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $261,112,924)			277,007,114
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 1.7%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3283% 3/25/18 (o)		142,672	47,082
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		252,162	32,781
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (h)(o)		1,428,375	928,444
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	24,017
Class C, 5.6986% 4/10/49 (o)		281,000	59,565
Class D, 5.6986% 4/10/49 (o)		141,000	26,574
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4488% 3/15/22 (h)(o)		1,295,000	1,109,418
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (o)		2,247,702	1,966,021
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-1 Class 2A2, 3.679% 10/25/34 (o)		$ 2,537,329	$ 2,181,887
Series 2004-7 Class 15B4, 5.3054% 8/25/19 (h)(o)		69,030	2,874
Series 2004-A Class 2A2, 5.4434% 2/25/34 (o)		1,519,452	1,342,902
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (o)		181,348	147,826
Class 2A2, 4.5597% 3/25/34 (o)		1,483,980	1,284,156
Series 2004-D Class 2A2, 3.8733% 5/25/34 (o)		2,359,094	2,058,010
Series 2004-G Class 2A7, 3.9311% 8/25/34 (o)		2,037,178	1,771,587
Series 2004-H Class 2A1, 3.7624% 9/25/34 (o)		1,896,555	1,594,287
Series 2005-H Class 2A2, 4.7964% 9/25/35 (o)		5,639,239	2,402,737
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		13,154,078	960,248
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (o)		2,609,464	1,767,907
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (h)(o)(q)		4,530,945	62,076
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (o)		1,970,039	1,737,331
Series 2007-A2 Class 2A1, 4.1149% 7/25/37 (o)		431,187	392,882
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (o)		1,902,000	1,954,512
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.4434% 8/25/34 (o)		1,952,891	1,771,154
Class A4, 3.2708% 8/25/34 (o)		1,622,139	1,478,786
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		2,125,000	531,250
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (h)(o)		1,902,000	1,747,269
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (o)		31,282	30,206
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		80,195	14,435
Series 2003-35 Class B, 4.6393% 9/25/18 (o)		136,881	16,426
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (o)		1,475,123	229,306
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (o)		$ 1,583,904	$ 1,392,885
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		354,975	35,497
Series 2004-3 Class DB4, 5.8386% 4/25/34 (o)		112,642	2,816
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9659% 11/25/35 (o)		36,703,406	18,073,466
Class 2A3, 2.257% 11/25/35 (o)		8,963,363	4,494,758
Series 2005-56:
Class 4A1, 0.5459% 11/25/35 (o)		7,351,391	3,724,018
Class 5A1, 0.5559% 11/25/35 (o)		10,390,343	5,337,569
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (o)		3,434,976	1,140,855
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (o)		315,113	298,234
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (o)		49,098	29,525
Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (o)		2,214,094	1,934,606
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (h)(o)		3,491,000	3,075,920
Class C2, 0.7541% 10/18/54 (h)(o)		1,170,000	760,500
Class M2, 0.5341% 10/18/54 (h)(o)		2,005,000	1,634,276
Series 2007-1A Class C2, 0.8341% 10/18/54 (h)(o)		321,000	298,430
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		284,999	11,400
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		130,540	13,054
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (h)(o)		2,852,000	2,149,952
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (h)(o)		3,114,000	2,491,200
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (o)		205,017	51,254
Series 2006-1A Class C2, 0.8366% 12/20/54 (h)(o)		6,523,000	1,630,750
Series 2006-2 Class C1, 0.7066% 12/20/54 (o)		5,398,000	1,619,400
Series 2006-3 Class C2, 0.7366% 12/20/54 (o)		1,124,000	281,000
Series 2006-4:
Class B1, 0.3266% 12/20/54 (o)		4,521,000	2,622,180
Class C1, 0.6166% 12/20/54 (o)		2,767,000	691,750
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class M1, 0.4066% 12/20/54 (o)		$ 1,190,000	$ 547,400
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (o)		2,234,000	670,200
Class 1M1, 0.3866% 12/20/54 (o)		1,493,000	671,850
Class 2C1, 0.6666% 12/20/54 (o)		1,015,000	304,500
Class 2M1, 0.4866% 12/20/54 (o)		1,917,000	862,650
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (o)		2,654,000	663,500
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (o)		430,241	138,809
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (o)		872,915	689,847
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (o)		406,372	209,909
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (o)		228,122	74,625
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		203,996	210,146
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,314,035
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9237% 8/25/36 (o)		2,600,000	1,899,088
Series 2004-A3 Class 4A1, 4.2723% 7/25/34 (o)		3,139,527	2,890,984
Series 2004-A5 Class 2A1, 3.3916% 12/25/34 (o)		2,360,612	2,155,103
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (o)		3,959,880	3,555,922
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		58,067	57,810
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		857,000	807,568
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (h)(o)		406,381	187,642
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4759% 4/25/36 (o)		19,427,773	9,521,109
Series 2006-5 Class A1A, 0.4259% 7/25/36 (o)		15,573,566	7,044,653
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (o)		4,435,357	1,719,695
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (o)		547,000	4,128
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (o)		9,097,284	4,559,697
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (h)(o)		$ 251,984	$ 183,948
Class C, 0.4288% 6/15/22 (h)(o)		1,559,607	1,013,745
Class D, 0.4388% 6/15/22 (h)(o)		600,006	354,004
Class E, 0.4488% 6/15/22 (h)(o)		959,771	470,288
Class F, 0.4788% 6/15/22 (h)(o)		1,545,171	679,875
Class G, 0.5488% 6/15/22 (h)(o)		359,765	151,101
Class H, 0.5688% 6/15/22 (h)(o)		720,211	252,074
Class J, 0.6088% 6/15/22 (h)(o)		840,246	235,269
Class TM, 0.7388% 6/15/22 (h)(o)		1,549,424	1,270,527
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.1219% 8/25/34 (o)		2,648,296	2,330,357
Series 2005-A2 Class A7, 4.4759% 2/25/35 (o)		2,727,157	2,269,776
Series 2006-A6 Class A4, 3.5963% 10/25/33 (o)		1,974,949	1,748,673
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	82,670
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	8,135,548
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (o)		2,823,974	1,906,077
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (o)		2,994,072	156,946
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (o)		2,253,000	2,062,013
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (o)		3,799,345	2,934,246
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (h)(o)		2,266,250	1,306,681
Class B6, 3.0916% 7/10/35 (h)(o)		505,291	250,372
Series 2004-A:
Class B4, 1.4416% 2/10/36 (h)(o)		714,549	343,984
Class B5, 1.9416% 2/10/36 (h)(o)		476,320	229,396
Series 2004-B:
Class B4, 1.3416% 2/10/36 (h)(o)		582,202	248,367
Class B5, 1.7916% 2/10/36 (h)(o)		424,808	203,905
Class B6, 2.2416% 2/10/36 (h)(o)		150,508	59,620
Series 2004-C:
Class B4, 1.1916% 9/10/36 (h)(o)		762,915	346,669
Class B5, 1.5916% 9/10/36 (h)(o)		848,084	365,440
Class B6, 1.9916% 9/10/36 (h)(o)		155,930	54,934
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.7575% 1/25/46 (o)		$ 16,628,863	$ 8,163,300
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,259,478	1,115,105
Series 2004-SL3 Class A1, 7% 8/25/16		116,828	102,913
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (h)(o)		484,455	346,268
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.5888% 2/15/39 (h)(o)		490,416	7,994
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	234,805
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (o)		44,860	25,036
Series 2004-7 Class A3B, 1.535% 7/20/34 (o)		28,988	18,251
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4259% 7/25/46 (o)		30,960,850	15,336,791
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (h)(o)		79,094	64,180
Series 2003-15A Class 4A, 5.3969% 4/25/33 (o)		823,659	755,471
Series 2003-20 Class 1A1, 5.5% 7/25/33		800,677	780,181
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (o)		3,273,627	1,540,172
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (o)		26,234	25,753
Series 2003-AR8 Class A, 2.8511% 8/25/33 (o)		1,342,444	1,255,088
Series 2005-AR3 Class A2, 4.6337% 3/25/35 (o)		3,605,536	2,968,128
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		252,607	27,787
Series 2004-EE Class 2A2, 3.1685% 12/25/34 (o)		1,230,234	1,119,147
Series 2004-H Class A1, 4.5261% 6/25/34 (o)		2,865,907	2,676,021
Series 2004-W Class A9, 3.154% 11/25/34 (o)		3,483,000	2,945,110
Series 2005-AR10 Class 2A2, 3.4595% 6/25/35 (o)		2,898,254	2,687,353
Series 2005-AR12:
Class 2A5, 3.787% 7/25/35 (o)		9,260,000	7,748,006
Class 2A6, 3.787% 7/25/35 (o)		1,264,241	1,130,389
Series 2005-AR2:
Class 1A2, 4.5047% 3/25/35 (o)		4,255,109	2,230,479
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2:
Class 2A2, 4.57% 3/25/35		$ 3,551,472	$ 3,129,091
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (o)		2,159,735	1,900,364
TOTAL PRIVATE SPONSOR			214,209,817
U.S. Government Agency - 0.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		484,936	526,047
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	51,449,371
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2528 Class HN, 5% 11/15/17		5,261,270	5,670,777
TOTAL U.S. GOVERNMENT AGENCY			57,646,195
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $252,907,767)			271,856,012
Commercial Mortgage Securities - 6.2%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6446% 2/14/29 (h)(o)		800,000	816,000
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	221,288
Class B2, 7.525% 4/14/29		1,494,104	1,509,045
Class B5, 7.525% 4/14/29		129,000	22,172
Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (o)		2,225,000	2,054,060
Class A2, 6.8024% 2/14/43 (o)		1,399,000	1,516,140
Class A3, 6.8524% 2/14/43 (o)		1,510,000	1,645,742
Class A5, 6.9224% 2/14/43 (o)		239,000	234,656
Class A7, 7.4124% 2/14/43 (o)		795,000	711,179
Class PS1, 1.3956% 2/14/43 (o)(q)		6,837,754	266,646
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (o)		2,221,000	2,250,562
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		889,458	908,415
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 1,236,634	$ 1,258,905
Class A2, 5.317% 9/10/47		7,342,000	7,399,963
Class A3, 5.39% 9/10/47		2,653,000	2,579,621
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,581,957
Series 2007-2 Class A1, 5.421% 4/10/49		646,514	669,920
Series 2007-4 Class A3, 5.8114% 2/10/51 (o)		1,897,000	1,822,202
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	154,496
Series 2007-3:
Class A3, 5.8372% 6/10/49 (o)		3,176,000	3,060,631
Class A4, 5.658% 6/10/49 (o)		3,965,000	3,289,953
Series 2008-1 Class D, 6.2089% 2/10/51 (h)(o)		125,000	36,052
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		331,346	333,893
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,678,076
Series 2002-2 Class F, 5.487% 7/11/43		415,000	396,025
Series 2004-2:
Class A3, 4.05% 11/10/38		2,458,959	2,460,889
Class A4, 4.153% 11/10/38		2,412,000	2,383,968
Series 2004-4 Class A3, 4.128% 7/10/42		733,713	736,239
Series 2005-1 Class A3, 4.877% 11/10/42		6,534,018	6,535,808
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		2,163,279	2,198,532
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,047,803
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,062,000	1,040,034
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	429,200
Class K, 6.15% 5/11/35 (h)		885,000	742,080
Series 2002-2 Class XP, 1.8075% 7/11/43 (h)(o)(q)		1,482,265	2,285
Series 2003-2 Class XP, 0.3123% 3/11/41 (h)(o)(q)		16,252,068	53,560
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	89,453
Series 2004-4:
Class K, 4.637% 7/10/42 (h)(o)		300,000	12,060
Class L, 4.637% 7/10/42 (h)(o)		280,000	8,444
Series 2004-5 Class G, 5.2618% 11/10/41 (h)(o)		195,000	91,707
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	5,841,472
Series 2005-6 Class A3, 5.1788% 9/10/47 (o)		3,423,000	3,434,971
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	392,287
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4988% 3/15/22 (h)(o)		390,000	292,500
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (h)(o)		$ 817,000	$ 555,560
Class D, 0.5988% 3/15/22 (h)(o)		826,000	520,380
Class E, 0.6388% 3/15/22 (h)(o)		684,000	396,720
Class F, 0.7088% 3/15/22 (h)(o)		615,784	326,366
Class G, 0.7688% 3/15/22 (h)(o)		399,119	191,577
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (h)(o)		1,222,000	965,380
Class D, 0.4488% 10/15/19 (h)(o)		1,494,000	1,105,560
Class E, 0.4788% 10/15/19 (h)(o)		1,385,000	941,800
Class F, 0.5488% 10/15/19 (h)(o)		3,150,730	1,827,423
Class G, 0.5688% 10/15/19 (h)(o)		1,245,579	560,511
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (h)(o)		92,220	47,032
Series 2004-1:
Class A, 0.5959% 4/25/34 (h)(o)		1,587,562	1,151,062
Class B, 2.1359% 4/25/34 (h)(o)		177,988	80,095
Class M1, 0.7959% 4/25/34 (h)(o)		142,905	88,601
Class M2, 1.4359% 4/25/34 (h)(o)		132,024	69,973
Series 2004-2:
Class A, 0.6659% 8/25/34 (h)(o)		1,235,729	899,215
Class M1, 0.8159% 8/25/34 (h)(o)		208,008	112,324
Series 2004-3:
Class A1, 0.6059% 1/25/35 (h)(o)		2,718,605	1,903,023
Class A2, 0.6559% 1/25/35 (h)(o)		390,117	249,675
Class M1, 0.7359% 1/25/35 (h)(o)		469,295	253,419
Class M2, 1.2359% 1/25/35 (h)(o)		217,461	100,032
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (h)(o)		2,111,409	1,417,811
Class M1, 0.6659% 8/25/35 (h)(o)		105,151	49,179
Class M2, 0.7159% 8/25/35 (h)(o)		173,428	75,701
Class M3, 0.7359% 8/25/35 (h)(o)		95,953	39,101
Class M4, 0.8459% 8/25/35 (h)(o)		88,081	33,312
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (h)(o)		779,633	540,051
Class A2, 0.6359% 11/25/35 (h)(o)		772,612	468,126
Class M1, 0.6759% 11/25/35 (h)(o)		92,211	43,459
Class M2, 0.7259% 11/25/35 (h)(o)		117,071	52,319
Class M3, 0.7459% 11/25/35 (h)(o)		104,777	43,933
Class M4, 0.8359% 11/25/35 (h)(o)		130,542	51,055
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (h)(o)		$ 1,814,212	$ 1,115,740
Class B1, 1.6359% 1/25/36 (h)(o)		156,779	45,466
Class M1, 0.6859% 1/25/36 (h)(o)		585,229	280,910
Class M2, 0.7059% 1/25/36 (h)(o)		175,569	79,006
Class M3, 0.7359% 1/25/36 (h)(o)		256,405	107,690
Class M4, 0.8459% 1/25/36 (h)(o)		141,806	52,468
Class M5, 0.8859% 1/25/36 (h)(o)		141,806	48,214
Class M6, 0.9359% 1/25/36 (h)(o)		150,614	46,690
Series 2006-1:
Class A2, 0.5959% 4/25/36 (h)(o)		276,215	164,016
Class M1, 0.6159% 4/25/36 (h)(o)		98,791	42,450
Class M2, 0.6359% 4/25/36 (h)(o)		104,379	41,637
Class M3, 0.6559% 4/25/36 (h)(o)		89,810	33,822
Class M4, 0.7559% 4/25/36 (h)(o)		50,892	18,336
Class M5, 0.7959% 4/25/36 (h)(o)		49,395	16,888
Class M6, 0.8759% 4/25/36 (h)(o)		98,491	31,822
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (h)(o)		5,095,216	3,425,004
Class A2, 0.5159% 7/25/36 (h)(o)		252,078	149,129
Class B1, 1.1059% 7/25/36 (h)(o)		94,381	27,682
Class B3, 2.9359% 7/25/36 (h)(o)		142,596	36,861
Class M1, 0.5459% 7/25/36 (h)(o)		264,483	111,400
Class M2, 0.5659% 7/25/36 (h)(o)		186,605	72,459
Class M3, 0.5859% 7/25/36 (h)(o)		154,785	57,116
Class M4, 0.6559% 7/25/36 (h)(o)		104,520	36,582
Class M5, 0.7059% 7/25/36 (h)(o)		128,466	42,676
Class M6, 0.7759% 7/25/36 (h)(o)		191,674	61,163
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (h)(o)		163,931	27,868
Class B2, 1.5859% 10/25/36 (h)(o)		118,237	17,736
Class B3, 2.8359% 10/25/36 (h)(o)		192,411	28,862
Class M4, 0.6659% 10/25/36 (h)(o)		181,174	48,011
Class M5, 0.7159% 10/25/36 (h)(o)		216,891	52,054
Class M6, 0.7959% 10/25/36 (h)(o)		424,545	84,909
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (h)(o)		941,110	632,991
Class A2, 0.5059% 12/25/36 (h)(o)		4,788,610	2,273,153
Class B1, 0.9359% 12/25/36 (h)(o)		146,415	31,860
Class B2, 1.4859% 12/25/36 (h)(o)		149,241	29,221
Class B3, 2.6859% 12/25/36 (h)(o)		254,147	44,425
Class M1, 0.5259% 12/25/36 (h)(o)		306,325	103,415
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M2, 0.5459% 12/25/36 (h)(o)		$ 204,217	$ 64,104
Class M3, 0.5759% 12/25/36 (h)(o)		207,073	61,397
Class M4, 0.6359% 12/25/36 (h)(o)		247,773	69,228
Class M5, 0.6759% 12/25/36 (h)(o)		227,780	59,656
Class M6, 0.7559% 12/25/36 (h)(o)		204,217	49,441
Series 2007-1:
Class A2, 0.5059% 3/25/37 (h)(o)		1,042,282	541,987
Class B1, 0.9059% 3/25/37 (h)(o)		331,614	63,007
Class B2, 1.3859% 3/25/37 (h)(o)		240,438	38,470
Class B3, 3.5859% 3/25/37 (h)(o)		658,363	85,587
Class M1, 0.5059% 3/25/37 (h)(o)		291,782	115,254
Class M2, 0.5259% 3/25/37 (h)(o)		217,928	76,275
Class M3, 0.5559% 3/25/37 (h)(o)		193,272	59,914
Class M4, 0.6059% 3/25/37 (h)(o)		155,328	43,492
Class M5, 0.6559% 3/25/37 (h)(o)		242,471	60,618
Class M6, 0.7359% 3/25/37 (h)(o)		339,476	74,685
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (h)(o)		916,648	595,821
Class A2, 0.5559% 7/25/37 (h)(o)		856,484	402,547
Class B1, 1.8359% 7/25/37 (h)(o)		263,773	40,885
Class B2, 2.4859% 7/25/37 (h)(o)		228,368	33,113
Class B3, 3.5859% 7/25/37 (h)(o)		256,753	35,945
Class M1, 0.6059% 7/25/37 (h)(o)		300,749	105,262
Class M2, 0.6459% 7/25/37 (h)(o)		164,342	50,946
Class M3, 0.7259% 7/25/37 (h)(o)		166,633	43,325
Class M4, 0.8859% 7/25/37 (h)(o)		328,990	72,378
Class M5, 0.9859% 7/25/37 (h)(o)		290,012	58,002
Class M6, 1.2359% 7/25/37 (h)(o)		367,716	62,512
Series 2007-3:
Class A2, 0.5259% 7/25/37 (h)(o)		981,578	480,090
Class B1, 1.1859% 7/25/37 (h)(o)		238,579	46,857
Class B2, 1.8359% 7/25/37 (h)(o)		597,034	101,197
Class B3, 4.2359% 7/25/37 (h)(o)		317,168	46,814
Class M1, 0.5459% 7/25/37 (h)(o)		213,190	78,966
Class M2, 0.5759% 7/25/37 (h)(o)		228,500	78,581
Class M3, 0.6059% 7/25/37 (h)(o)		360,060	116,084
Class M4, 0.7359% 7/25/37 (h)(o)		565,348	162,311
Class M5, 0.8359% 7/25/37 (h)(o)		293,246	71,435
Class M6, 1.0359% 7/25/37 (h)(o)		223,608	51,251
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (h)(o)		341,025	40,923
Class B2, 3.6859% 9/25/37 (h)(o)		1,240,762	136,484
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.1859% 9/25/37 (h)(o)		$ 327,922	$ 81,980
Class M2, 1.2859% 9/25/37 (h)(o)		327,922	65,584
Class M4, 1.8359% 9/25/37 (h)(o)		838,711	134,194
Class M5, 1.9859% 9/25/37 (h)(o)		838,711	117,420
Class M6, 2.1859% 9/25/37 (h)(o)		840,340	109,244
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,265,845	153,236
Series 2007-5A Class IO, 1.5496% 10/25/37 (h)(q)		11,536,762	1,102,914
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (h)(o)		805,386	386,711
Class H, 0.8888% 3/15/19 (h)(o)		541,917	233,109
Class J, 1.0888% 3/15/19 (h)(o)		407,118	154,768
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (h)(o)		655,330	342,809
Class E, 0.5388% 3/15/22 (h)(o)		3,414,157	1,683,976
Class F, 0.5888% 3/15/22 (h)(o)		2,094,922	951,266
Class G, 0.6388% 3/15/22 (h)(o)		537,549	227,986
Class H, 0.7888% 3/15/22 (h)(o)		655,330	246,828
Class J, 0.9388% 3/15/22 (h)(o)		655,330	192,911
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		1,002,483	1,027,139
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,282,964	2,318,731
Series 2006-PW14 Class A4, 5.201% 12/11/38		2,458,000	2,333,975
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		1,948,579	2,002,404
Series 2007-PW16 Class A4, 5.719% 6/11/40 (o)		1,112,000	975,942
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,083,017	1,107,956
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		622,170	641,383
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	47,056
Class I, 5.64% 2/14/31 (h)		170,000	44,378
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (h)(o)(q)		14,745,455	131,400
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,637,910
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (h)(o)(q)		27,676,813	549,612
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		285,913	289,975
Class A4, 5.4631% 4/12/38 (o)		237,000	236,203
Series 2007-BBA8:
Class K, 1.4388% 3/15/22 (h)(o)		105,000	24,183
Class L, 2.1388% 3/15/22 (h)(o)		214,000	43,051
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW15 Class A1, 5.016% 2/11/44		$ 548,416	$ 564,683
Series 2007-PW16:
Class B, 5.719% 6/11/40 (h)(o)		304,000	99,408
Class C, 5.719% 6/11/40 (h)(o)		255,000	78,175
Class D, 5.719% 6/11/40 (h)(o)		255,000	72,960
Series 2007-PW18 Class X2, 0.344% 6/11/50 (h)(o)(q)		189,567,064	2,764,646
Series 2007-T28:
Class A1, 5.422% 9/11/42		323,185	335,669
Class X2, 0.182% 9/11/42 (h)(o)(q)		88,855,592	615,600
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (h)(o)		1,022,323	567,329
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,228,375
Class XCL, 2.0852% 5/15/35 (h)(o)(q)		30,417,489	1,102,534
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	527,570
Series 1998-2 Class J, 6.39% 11/18/30 (h)		551,277	92,945
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	757,219
Class F, 7.734% 1/15/32		413,000	409,328
Series 2001-245 Class A2, 6.275% 2/12/16 (h)(o)		1,932,000	2,023,275
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (h)(o)		678,000	418,814
Class G, 0.5688% 11/15/36 (h)(o)		542,222	298,640
Class H, 0.6088% 11/15/36 (h)(o)		433,548	223,021
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	9,235,287
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,233,000	1,131,550
Series 2006-FL2 Class CNP3, 1.4388% 8/16/21 (h)(o)		5,089,327	1,526,798
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,639,339	12,014,548
Class A4, 5.6998% 12/10/49 (o)		4,303,000	3,801,665
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (h)(o)		6,878,000	4,527,552
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3626% 1/15/46 (o)		11,229,000	10,672,550
Series 2007-CD4:
Class A1, 4.977% 12/11/49		476,693	486,218
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-CD4:
Class A2A, 5.237% 12/11/49		$ 11,693,000	$ 11,836,820
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,783,272
Class C, 5.476% 12/11/49		3,581,000	250,670
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(o)	CAD	138,000	54,401
Class G, 5.01% 5/15/44 (h)(o)	CAD	30,000	10,611
Class H, 5.01% 5/15/44 (h)(o)	CAD	20,000	6,266
Class J, 5.01% 5/15/44 (h)(o)	CAD	20,000	5,719
Class K, 5.01% 5/15/44 (h)(o)	CAD	10,000	2,510
Class L, 5.01% 5/15/44 (h)(o)	CAD	36,000	7,993
Class M, 5.01% 5/15/44 (h)(o)	CAD	165,000	33,847
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		257,988	264,895
Series 2007-C3 Class A3, 5.8203% 5/15/46 (o)		1,902,000	1,764,792
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	1,540,620
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (h)(o)		4,261,000	3,195,750
Class C, 0.5088% 4/15/17 (h)(o)		1,531,000	1,056,390
Class D, 0.5488% 4/15/17 (h)(o)		950,056	598,535
Class E, 0.6088% 4/15/17 (h)(o)		302,445	175,418
Class F, 0.6488% 4/15/17 (h)(o)		171,562	87,497
Class G, 0.7888% 4/15/17 (h)(o)		171,562	78,919
Class H, 0.8588% 4/15/17 (h)(o)		171,562	72,056
Class J, 1.0888% 4/15/17 (h)(o)		131,565	49,995
Series 2005-FL11:
Class B, 0.4888% 11/15/17 (h)(o)		362,734	315,578
Class C, 0.5388% 11/15/17 (h)(o)		2,987,420	2,509,433
Class D, 0.5788% 11/15/17 (h)(o)		155,360	122,734
Class E, 0.6288% 11/15/17 (h)(o)		552,313	419,758
Class F, 0.6888% 11/15/17 (h)(o)		382,655	275,511
Class G, 0.7388% 11/15/17 (h)(o)		265,237	169,752
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (h)(o)		2,710,000	2,005,400
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		76,161	76,414
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,051,068
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (h)		$ 3,216,000	$ 3,142,251
Series 2007-C9 Class A4, 6.01% 12/10/49 (o)		4,209,000	3,759,167
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		500,000	491,507
Series 2001-J2A Class F, 7.0308% 7/16/34 (h)(o)		190,000	116,850
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (h)(o)(q)		4,110,818	39,766
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	1,059,981
Class XP, 0.4954% 12/10/46 (o)(q)		23,582,327	345,821
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		137,515	139,480
Class G, 6.21% 7/15/31 (h)		500,000	472,078
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		196,930	189,400
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		293,090	294,028
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	324,857
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		713,589	730,528
Class AJ, 5.373% 12/15/39		3,852,000	1,908,162
Series 2007-C2:
Class A1, 5.269% 1/15/49		155,155	158,714
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,195,357
Class A3, 5.542% 1/15/49 (o)		3,804,000	2,975,341
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		320,479	328,704
Class A4, 5.7228% 6/15/39 (o)		1,144,000	905,489
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	10,721,589
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (o)(q)		14,987,177	306,945
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,375,227
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (h)(o)		6,783,000	2,713,200
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		1,241,515	1,257,321
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		$ 1,902,000	$ 1,951,786
Series 2002-CP5 Class A1, 4.106% 12/15/35		166,996	170,531
Series 2004-C1:
Class A3, 4.321% 1/15/37		603,442	613,264
Class A4, 4.75% 1/15/37		884,000	882,851
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	970,731
Series 1998-C1:
Class D, 7.17% 5/17/40		1,920,387	1,966,290
Class H, 6% 5/17/40 (h)		130,000	11,592
Series 1999-C1 Class E, 8.0306% 9/15/41 (o)		1,966,000	1,961,547
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (o)(q)		5,483,483	82,399
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (h)(o)(q)		17,624,094	473,878
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	167,123
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	82,322
Class J, 4.231% 5/15/38 (h)		300,000	102,750
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (h)(o)(q)		12,258,479	46,624
Series 2006-C1 Class A3, 5.711% 2/15/39 (o)		10,043,000	9,977,733
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (h)(o)		721,000	410,970
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (h)(o)		1,864,711	876,414
0.5088% 2/15/22 (h)(o)		665,993	213,118
Class F, 0.5588% 2/15/22 (h)(o)		1,331,815	386,226
Class L, 2.1388% 2/15/22 (h)(o)		100,000	13,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		186,967	190,758
Class A2, 5.268% 2/15/40		18,300,000	18,253,132
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (o)(q)		37,268,901	512,645
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	348,840
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.4288% 5/15/23 (h)(o)		214,645	192,575
Class C, 0.6388% 5/15/23 (h)(o)		355,000	278,727
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		$ 330,000	$ 211,635
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		3,076,914	3,114,427
Series 1998-CG1 Class B4, 7.2267% 6/10/31 (h)(o)		891,000	918,927
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 6.5484% 4/29/39 (h)(o)		11,868	11,868
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (h)		770,000	749,172
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	644,797
Class G, 6.936% 3/15/33 (h)		1,252,000	1,124,129
Class H, 7.039% 3/15/33 (h)		50,000	37,716
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	269,670
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		600,000	510,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		458,704	467,114
Series 2007-C1 Class A4, 5.543% 12/10/49		9,454,000	7,569,258
Series 2001-1 Class X1, 1.0461% 5/15/33 (h)(o)(q)		19,579,241	243,542
Series 2001-3 Class C, 6.51% 6/10/38		287,000	282,165
Series 2002-1A Class H, 7.1598% 12/10/35 (h)(o)		65,000	55,792
Series 2004-C1 Class X2, 1.3053% 11/10/38 (h)(o)(q)		12,910,449	139,383
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	184,809
Series 2007-C1 Class XP, 0.2088% 12/10/49 (o)(q)		39,432,402	282,379
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		489,765	92,065
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,157,388
Class G, 6.75% 4/15/29 (o)		500,000	262,309
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		540,000	499,261
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		285,000	15,799
Series 1999-C3:
Class G, 6.974% 8/15/36 (h)		387,960	383,961
Class J, 6.974% 8/15/36 (h)		226,000	212,163
Class K, 6.974% 8/15/36 (h)		427,000	43,816
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	119,197
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1:
Class H, 7% 3/15/33 (h)		$ 100,000	$ 91,010
Class K, 7% 3/15/33		90,000	58,103
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	287,792
Series 2003-C3 Class X2, 0.6845% 12/10/38 (h)(o)(q)		14,806,897	83,469
Series 2005-C1 Class X2, 0.6559% 5/10/43 (o)(q)		10,367,371	114,768
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (h)(o)		715,000	365,219
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (h)		490,000	439,459
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,220,308
Series 2007-GG11:
Class A1, 5.358% 12/10/49		2,027,921	2,111,807
Class A2, 5.597% 12/10/49		3,804,000	3,832,411
Series 2007-GG9:
Class A1, 5.233% 3/10/39		495,772	506,730
Class A4, 5.444% 3/10/39		5,530,000	4,719,101
Series 2002-C1:
Class H, 5.903% 1/11/35 (h)		86,000	79,495
Class J, 6.306% 1/11/35 (h)		760,000	694,109
Series 2003-C1 Class XP, 2.0345% 7/5/35 (h)(o)(q)		7,814,659	79,631
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	151,523
Class XP, 0.9802% 1/5/36 (h)(o)(q)		17,800,000	111,343
Series 2005-GG3 Class XP, 0.879% 8/10/42 (h)(o)(q)		37,989,961	589,578
Series 2006-GG7:
Class A3, 5.9181% 7/10/38 (o)		5,013,000	5,009,557
Class A4, 6.1162% 7/10/38 (o)		9,540,000	8,662,127
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		46,664,905	541,005
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (h)(o)		96,000	72,000
Class D, 0.5216% 6/6/20 (h)(o)		453,000	262,740
Class E, 0.6116% 6/6/20 (h)(o)		526,000	294,560
Class F, 0.6816% 6/6/20 (h)(o)		835,001	459,251
Class J, 1.9916% 6/6/20 (h)(o)		250,000	12,500
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (h)(o)		$ 1,994,000	$ 1,694,900
Class D, 0.6116% 3/6/20 (h)(o)		4,004,000	3,363,360
Class F, 0.7216% 3/6/20 (h)(o)		164,000	134,529
Class G, 0.7616% 3/6/20 (h)(o)		81,000	64,800
Class H, 0.8916% 3/6/20 (h)(o)		60,000	47,400
Class J, 1.0916% 3/6/20 (h)(o)		86,000	66,220
Class L, 1.5444% 3/1/20 (h)(o)		400,000	306,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	598,616
Series 1997-GL Class G, 7.7695% 7/13/30 (o)		846,453	934,569
Series 1998-GLII Class G, 7.742% 4/13/31 (h)(o)		600,000	476,322
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	175,000
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (h)(o)(q)		43,030,049	629,035
Series 2006-GG6 Class A2, 5.506% 4/10/38		11,153,000	11,294,222
Series 2006-RR2:
Class M, 5.6809% 6/1/46 (h)(o)		100,000	1,750
Class N, 5.6809% 6/1/46 (h)(o)		100,000	1,750
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,859,334
Series 2007-GG10:
Class A1, 5.69% 8/10/45		728,572	751,573
Class A2, 5.778% 8/10/45		13,561,000	13,866,942
Class A4, 5.8051% 8/10/45 (o)		22,370,000	18,414,351
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	159,811
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		209,328	167,463
Class D, 5.192% 1/12/37		230,000	190,594
Series 2004-C1 Class X2, 0.9681% 1/15/38 (h)(o)(q)		3,967,109	35,498
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (h)(o)(q)		4,136,691	43,117
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5088% 4/16/19 (h)(o)		1,057,055	940,779
Series 2005-FL1A Class A2, 0.4188% 2/15/19 (h)(o)		914,124	850,136
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-FLA2:
Class A2, 0.3688% 11/15/18 (h)(o)		$ 10,000,000	$ 7,501,562
Class B, 0.4088% 11/15/18 (h)(o)		1,588,106	953,111
Class C, 0.4488% 11/15/18 (h)(o)		1,128,305	620,744
Class D, 0.4688% 11/15/18 (h)(o)		343,706	171,907
Class E, 0.5188% 11/15/18 (h)(o)		495,814	238,068
Class F, 0.5688% 11/15/18 (h)(o)		742,361	326,755
Class G, 0.5988% 11/15/18 (h)(o)		645,049	271,021
Class H, 0.7388% 11/15/18 (h)(o)		495,814	188,487
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (o)		5,657,000	5,490,726
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,722,979
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	5,836,498
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,123,583
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	855,050
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (o)		6,670,000	5,845,076
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (o)		5,340,000	5,414,020
Class A4, 5.8181% 6/15/49 (o)		2,823,000	2,434,554
Series 2007-LDP10 Class A1, 5.122% 1/15/49		174,609	179,068
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,370,752
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		170,000	121,125
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (o)		1,711,000	566,806
Series 2004-LN2 Class D, 5.2148% 7/15/41 (o)		420,000	290,590
Series 2005-CB13 Class E, 5.3496% 1/12/43 (h)(o)		963,000	307,467
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,659,038
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	14,913,946
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	525,343
Series 2007-CB19:
Class B, 5.7442% 2/12/49		165,000	53,897
Class C, 5.7462% 2/12/49		424,000	129,977
Class D, 5.7462% 2/12/49		447,000	127,889
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		364,000	115,717
Class CS, 5.466% 1/15/49 (o)		157,000	47,830
Class ES, 5.5454% 1/15/49 (h)(o)		983,000	171,185
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,588,824
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	780,308
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		$ 1,485,630	$ 1,529,841
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		573,000	573,000
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10		1,335,723	1,337,687
Series 2001-C2 Class A2, 6.653% 11/15/27		367,000	383,347
Series 2001-C3 Class A1, 6.058% 6/15/20		116,068	118,184
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	917,867
Class A4, 5.156% 2/15/31		722,000	705,383
Series 2006-C3 Class A1, 5.478% 3/15/39		136,446	138,694
Series 2006-C6:
Class A1, 5.23% 9/15/39		264,622	270,372
Class A2, 5.262% 9/15/39 (o)		11,694,000	11,863,832
Series 2006-C7:
Class A1, 5.279% 11/15/38		887,213	911,646
Class A2, 5.3% 11/15/38		2,092,000	2,104,324
Class A3, 5.347% 11/15/38		1,417,000	1,337,109
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		270,003	277,388
Class A3, 5.398% 2/15/40		10,000,000	9,777,736
Class A4, 5.424% 2/15/40		5,434,000	4,528,496
Series 2007-C2:
Class A1, 5.226% 2/15/40		214,456	219,011
Class A3, 5.43% 2/15/40		3,967,000	3,440,687
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	10,036,884
Series 2000-C3 Class B, 7.95% 3/15/32		545,000	546,039
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	133,945
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,767,944
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,043,737
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	63,849
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (h)(o)(q)		7,980,175	37,692
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		225,000	110,934
Class K, 5.2528% 3/15/36 (h)(o)		500,000	116,031
Class XCP, 1.0501% 3/15/36 (h)(o)(q)		25,979,524	315,085
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		496,723	497,621
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (o)(q)		6,411,758	102,497
Series 2005-C5 Class A2, 4.885% 9/15/30		500,000	501,181
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (o)(q)		10,810,515	226,239
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		$ 4,185,000	$ 1,449,837
Class D, 5.563% 2/15/40 (o)		760,000	228,976
Class E, 5.582% 2/15/40 (o)		381,000	95,279
Class XCP, 0.4739% 2/15/40 (o)(q)		4,640,096	63,689
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	1,958,445
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,421,799
Class XCP, 0.3054% 9/15/45 (o)(q)		153,050,259	1,804,141
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	552,840
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,747,925
Class C, 4.13% 11/20/37 (h)		8,205,000	6,646,050
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (h)(o)		608,683	236,293
Class E, 0.5288% 9/15/21 (h)(o)		2,196,145	677,023
Class F, 0.5788% 9/15/21 (h)(o)		1,143,094	299,372
Class G, 0.5988% 9/15/21 (h)(o)		2,258,211	408,652
Class H, 0.6388% 9/15/21 (h)(o)		582,579	94,281
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,587,717
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	88,470
Class I11, 7.72% 2/26/28 (h)		100,000	38,800
Class I12, 7.72% 2/26/28 (h)		100,000	31,610
Class I9, 7.72% 2/26/28 (h)		153,200	93,559
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	629,796
Series 1998-C3 Class E, 6.8186% 12/15/30 (o)		155,000	161,626
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	383,150
Class H, 6.778% 2/3/16 (h)		315,000	305,550
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		253,807	256,727
Series 2007-C1 Class A1, 4.533% 6/12/50		1,533,995	1,566,447
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	12,032
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (o)		3,122,000	3,140,909
Series 2005-LC1 Class F, 5.378% 1/12/44 (h)(o)		1,655,000	494,212
Series 2006-C1 Class A2, 5.611% 5/12/39 (o)		2,680,000	2,710,975
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Trust: - continued
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		$ 300,000	$ 30,421
Series 2007-C1 Class A4, 5.8285% 6/12/50 (o)		7,199,517	6,274,303
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,555,043
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (o)		887,000	819,354
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	2,005,912
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,077,583
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,553,302
Series 2007-5:
Class A1, 4.275% 8/12/48		130,224	132,171
Class A3, 5.364% 8/12/48		11,417,000	9,986,097
Class A4, 5.378% 8/12/48		76,000	58,645
Class B, 5.479% 2/12/17		5,706,000	1,471,967
Series 2007-6:
Class A1, 5.175% 3/12/51		152,699	156,334
Class A4, 5.485% 3/12/51 (o)		14,650,000	11,762,388
Series 2007-7 Class A4, 5.7484% 6/12/50 (o)		6,656,000	5,416,604
Series 2007-8 Class A1, 4.622% 8/12/49		517,252	529,235
Series 2006-2 Class A4, 5.9092% 6/12/46 (o)		16,407,000	15,939,353
Series 2006-4 Class XP, 0.6226% 12/12/49 (o)(q)		41,659,736	871,413
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	443,766
Series 2007-7 Class B, 5.75% 6/12/50		166,000	30,775
Series 2007-8 Class A3, 5.9568% 8/12/49 (o)		1,640,000	1,454,676
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (h)(o)		32,456	28,562
Class H, 0.628% 8/15/19 (h)(o)		151,000	117,780
Class J, 0.698% 8/15/19 (h)(o)		114,000	84,360
Series 2006-XLF:
Class C, 1.438% 7/15/19 (h)(o)		822,747	98,730
Class F, 0.5588% 7/15/19 (h)(o)		1,830,000	1,372,500
Class G, 0.5988% 7/15/19 (h)(o)		1,041,000	520,500
Series 2007-XCLA Class A1, 0.438% 7/17/17 (h)(o)		2,658,236	1,036,712
Series 2007-XLCA Class B, 0.7388% 7/17/17 (h)(o)		2,408,057	108,363
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (h)(o)		1,092,000	327,600
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.428% 10/15/20 (h)(o)		$ 667,354	$ 146,818
Class E, 0.488% 10/15/20 (h)(o)		834,661	125,199
Class F, 0.538% 10/15/20 (h)(o)		500,899	60,108
Class G, 0.578% 10/15/20 (h)(o)		619,188	68,111
Class H, 0.668% 10/15/20 (h)(o)		389,758	11,693
Class J, 0.818% 10/15/20 (h)(o)		444,903	8,898
Class MHRO, 0.928% 10/15/20 (h)(o)		605,197	66,572
Class MJPM, 1.238% 10/15/20 (h)(o)		189,319	17,039
Class MSTR, 0.938% 10/15/20 (h)(o)		343,918	48,148
Class NHRO, 1.128% 10/15/20 (h)(o)		918,469	91,847
Class NSTR, 1.088% 10/15/20 (h)(o)		315,384	37,846
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (h)(o)(q)		5,855,645	85,150
Series 2004-HQ3 Class A2, 4.05% 1/13/41		526,152	530,058
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		561,920	497,299
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,791,509
Series 2006-HQ10 Class A1, 5.131% 11/12/41		559,558	572,976
Series 2006-HQ8 Class A1, 5.124% 3/12/44		21,491	21,564
Series 2006-T23 Class A1, 5.682% 8/12/41		1,535,399	1,570,574
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		466,513	479,472
Class A31, 5.439% 2/12/44 (o)		964,000	936,016
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		480,400	494,413
Class A4, 5.364% 3/15/44		10,000,000	8,523,936
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,155,475	1,190,051
Series 2007-T25:
Class A1, 5.391% 11/12/49		310,554	321,299
Class A2, 5.507% 11/12/49		3,425,000	3,409,763
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (h)(o)(q)		13,765,630	143,095
Series 2004-IQ7 Class E, 5.4019% 6/15/38 (h)(o)		120,000	51,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	191,800
Series 2005-HQ7:
Class E, 5.2073% 11/14/42 (o)		75,000	42,000
Class F, 5.2073% 11/14/42 (o)		305,000	137,250
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (h)(o)(q)		23,258,465	472,463
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (h)(o)(q)		10,229,107	150,667
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (o)		2,950,000	2,980,723
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		$ 2,823,000	$ 1,195,851
Series 2006-IQ11:
Class A3, 5.7341% 10/15/42 (o)		3,157,000	3,155,238
Class A4, 5.7701% 10/15/42 (o)		570,000	558,208
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	748,380
Series 2006-T23 Class A3, 5.8074% 8/12/41 (o)		972,000	975,967
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	1,274,002
Series 2007-HQ12:
Class A2, 5.6317% 4/12/49 (o)		12,880,000	12,893,744
Series A1, 5.519% 4/12/49 (o)		788,480	822,862
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,330,982
Class B, 5.914% 4/15/49		469,000	98,021
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (h)(o)		3,245,642	146,054
Class D, 0.9388% 7/17/17 (h)(o)		1,526,121	68,675
Class E, 1.0388% 7/17/17 (h)(o)		1,239,655	55,784
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		40,199	41,509
Series 2000-PRIN Class C, 7.9445% 2/23/34 (o)		366,000	340,891
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		194,900	189,500
Series 2003-TOP9 Class E, 5.7111% 11/13/36 (h)(o)		70,000	39,809
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		625,000	543,750
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		725,969	759,791
Class G, 5% 8/20/30 (h)		351,875	347,518
Class J, 5% 8/20/30 (h)		160,000	131,200
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		443,666	443,666
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		278,450	278,115
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	62,614
Class G, 4.456% 9/12/38 (h)	CAD	54,000	29,899
Class H, 4.456% 9/12/38 (h)	CAD	36,000	18,875
Class J, 4.456% 9/12/38 (h)	CAD	36,000	17,819
Class K, 4.456% 9/12/38 (h)	CAD	18,000	7,928
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,810
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2006-2:
Class M, 4.456% 9/12/38 (h)	CAD	128,859	$ 27,747
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	74,382
Class G, 4.57% 4/12/23	CAD	42,000	23,466
Class H, 4.57% 4/12/23	CAD	42,000	22,225
Class J, 4.57% 4/12/23	CAD	42,000	21,066
Class K, 4.57% 4/12/23	CAD	21,000	9,991
Class L, 4.57% 4/12/23	CAD	63,000	28,451
Class M, 4.57% 4/12/23	CAD	185,000	35,941
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		$ 3,054,883	3,114,975
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	125,867
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		165,000	141,900
Class F6, 6.5% 2/18/34 (h)(o)		37,000	29,600
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (h)(o)		19,069	18,688
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		271,049	285,509
Class F, 7.3% 10/12/34 (h)		463,000	466,254
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,724,753
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8138% 7/15/24 (h)(o)		110,000	16,993
Class G, 0.8138% 7/15/24 (h)(o)		200,000	28,546
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (h)(o)		1,276,330	1,084,338
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (h)(o)		1,770,598	741,121
Class F, 0.585% 8/11/18 (h)(o)		1,877,987	713,222
Class G, 0.605% 8/11/18 (h)(o)		1,779,101	633,086
Class J, 0.845% 8/11/18 (h)(o)		395,545	83,156
Series 2007-ESH Class A1, 0.6888% 6/15/19 (h)(o)		178,684	160,816
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (h)(o)		140,220	28,044
Class AP2, 1.0388% 6/15/20 (h)(o)		235,007	35,251
Class F, 0.7188% 6/15/20 (h)(o)		4,565,501	821,790
Class LXR1, 0.9388% 6/15/20 (h)(o)		233,916	46,783
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class LXR2, 1.0388% 6/15/20 (h)(o)		$ 3,111,858	$ 311,186
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		601,707	609,203
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		3,695,627	3,727,735
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,283,125
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,716,990
Series 2006-C29:
Class A1, 5.11% 11/15/48		1,028,729	1,052,310
Class A3, 5.313% 11/15/48		5,051,000	4,906,039
Series 2007-C30:
Class A1, 5.031% 12/15/43		246,799	251,951
Class A3, 5.246% 12/15/43		1,633,000	1,588,573
Class A4, 5.305% 12/15/43		8,604,000	7,378,132
Class A5, 5.342% 12/15/43		2,036,000	1,563,553
Series 2007-C31:
Class A1, 5.14% 4/15/47		252,166	257,448
Class A4, 5.509% 4/15/47		4,299,000	3,446,390
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (o)		15,568,000	15,581,077
Class A3, 5.7404% 6/15/49 (o)		3,229,000	2,683,887
Series 2003-C6 Class G, 5.125% 8/15/35 (h)		903,000	655,526
Series 2003-C8 Class XP, 0.3668% 11/15/35 (h)(o)(q)		5,617,047	22,195
Series 2003-C9 Class XP, 0.4821% 12/15/35 (h)(o)(q)		6,540,158	30,912
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(o)		1,464,000	1,244,400
Class 180B, 5.3979% 10/15/41 (h)(o)		666,000	532,800
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,103,324
Series 2005-C22:
Class B, 5.3547% 12/15/44 (o)		4,218,000	1,956,991
Class F, 5.3547% 12/15/44 (h)(o)		3,171,000	696,784
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	7,146,827
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	302,008
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	2,419,034
Class C, 5.483% 12/15/43 (o)		5,706,000	1,188,273
Class D, 5.513% 12/15/43 (o)		3,044,000	489,705
Class XP, 0.4339% 12/15/43 (h)(o)(q)		22,614,303	345,144
Series 2007-C31 Class C, 5.6929% 4/15/47 (o)		522,000	94,462
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7404% 6/15/49 (o)		$ 1,431,000	$ 287,489
Class E, 5.7404% 6/15/49 (o)		2,252,000	389,068
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (o)		1,259,000	997,779
Series 2007-C33 Class B, 5.9023% 2/15/51 (o)		3,198,000	1,054,769
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $743,489,712)			785,121,142
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,739,552
7.55% 4/1/39		8,400,000	8,622,180
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39		3,539,000	4,230,981
TOTAL MUNICIPAL SECURITIES (Cost $17,693,573)			18,592,713
Foreign Government and Government Agency Obligations - 1.5%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,188,114	2,921,209
par 2.5% 12/31/38 (f)		2,960,000	1,028,600
7% 3/28/11		29,710,000	28,420,091
7% 9/12/13		21,435,000	18,409,688
Bahamian Republic 6.95% 11/20/29 (h)		805,000	796,950
Barbados Government 7.25% 12/15/21 (h)		417,000	417,000
Brazilian Federative Republic:
6% 9/15/13		266,667	275,333
8.25% 1/20/34		410,000	537,100
8.75% 2/4/25		730,000	963,600
12.25% 3/6/30		685,000	1,207,313
Central Bank of Nigeria promissory note 5.092% 1/5/10		70,974	35,286
Chilean Republic 7.125% 1/11/12		3,045,000	3,437,105
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Colombian Republic:
7.375% 9/18/37		$ 1,830,000	$ 2,086,200
11.75% 2/25/20		325,000	476,125
Congo Republic 3% 6/30/29 (f)		2,669,500	1,361,445
Croatia Republic 6.75% 11/5/19 (h)		1,755,000	1,873,463
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (h)		405,000	411,075
8.25% 10/24/12 (h)		1,400,000	1,466,500
Dominican Republic:
1.2888% 8/30/24 (o)		1,100,000	825,000
9.04% 1/23/18 (h)		2,082,121	2,269,512
9.5% 9/27/11 (Reg. S)		2,140,802	2,247,842
Ecuador Republic 5% 2/28/25		218,000	121,186
El Salvador Republic:
7.375% 12/1/19 (h)		595,000	606,900
7.65% 6/15/35 (Reg. S)		1,265,000	1,252,350
7.75% 1/24/23 (Reg. S)		870,000	922,200
8.25% 4/10/32 (Reg. S)		375,000	388,125
Gabonese Republic 8.2% 12/12/17 (h)		2,360,000	2,442,600
Georgia Republic 7.5% 4/15/13		1,570,000	1,593,550
Ghana Republic 8.5% 10/4/17 (h)		2,250,000	2,261,250
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	1,423,375
6.875% 3/9/17 (h)		950,000	1,011,750
6.875% 1/17/18 (h)		1,510,000	1,608,150
7.25% 4/20/15 (h)		785,000	859,575
7.5% 1/15/16 (h)		485,000	533,500
7.75% 1/17/38 (h)		1,870,000	2,019,600
8.5% 10/12/35 (Reg. S)		1,360,000	1,598,000
11.625% 3/4/19 (h)		1,720,000	2,420,900
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,310,000	3,078,300
Lebanese Republic 9% 5/2/14		610,000	689,300
Lithuanian Republic 6.75% 1/15/15 (h)		1,925,000	1,939,438
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (o)		873,000	866,453
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	630,000
Peruvian Republic 7.35% 7/21/25		1,210,000	1,430,825
Philippine Republic:
9.5% 2/2/30		540,000	715,500
10.625% 3/16/25		520,000	729,300
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,725,000	2,793,750
Republic of Serbia 6.75% 11/1/24 (h)		4,450,000	4,361,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Russian Federation:
7.5% 3/31/30 (Reg. S)		$ 15,206,380	$ 17,164,201
12.75% 6/24/28 (Reg. S)		1,800,000	3,069,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,647,376
6.875% 3/17/36		3,285,000	3,346,758
7% 9/26/16		965,000	1,069,992
7.25% 3/5/38		1,400,000	1,485,820
7.375% 2/5/25		4,690,000	5,194,175
Ukraine Cabinet of Ministers:
6.875% 3/4/11 (Reg. S)		2,060,000	1,817,950
7.65% 6/11/13 (h)		315,000	260,663
Ukraine Government:
6.385% 6/26/12 (h)		2,115,000	1,750,163
6.75% 11/14/17 (h)		2,295,000	1,681,088
United Mexican States:
7.5% 4/8/33		425,000	507,875
8.3% 8/15/31		420,000	541,800
Uruguay Republic:
6.875% 9/28/25		785,000	839,950
8% 11/18/22		2,716,902	3,171,983
Venezuelan Republic:
1.2831% 4/20/11 (Reg. S) (o)		6,835,000	5,929,363
5.375% 8/7/10 (Reg. S)		2,625,000	2,559,375
7% 3/31/38		630,000	327,600
8.5% 10/8/14		2,940,000	2,337,300
9% 5/7/23 (Reg. S)		4,200,000	2,793,000
9.25% 9/15/27		2,910,000	2,124,300
9.375% 1/13/34		1,160,000	785,900
10.75% 9/19/13		8,030,000	7,407,675
13.625% 8/15/18		4,238,000	3,898,960
Vietnamese Socialist Republic:
4% 3/12/28 (f)		2,825,000	2,203,500
6.875% 1/15/16 (h)		655,000	681,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $170,337,356)			184,360,281
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	255,269
Eurasian Development Bank 7.375% 9/29/14 (h)		1,425,000	1,474,875
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,668,044)			1,730,144
Common Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications, Inc. Class A (Cost $964,854)	29,238	$ 1,133,077
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75% (Cost $1,326,273)	28,100	1,283,046
Floating Rate Loans - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (o)	$ 4,037,640	3,048,418
Tranche C, term loan 2.1775% 12/27/15 (o)	2,464,520	1,811,422
		4,859,840
Automobiles - 0.1%
Ford Motor Co. term loan 3.2869% 12/15/13 (o)	7,833,715	6,883,877
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.7652% 7/24/14 (o)	1,768,872	1,538,919
Tranche DD, term loan 2.74% 7/24/14 (o)	210,481	183,118
		1,722,037
Hotels, Restaurants & Leisure - 0.1%
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.2822% 1/28/15 (o)	875,788	679,874
Tranche B3, term loan 3.2822% 1/28/15 (o)	1,070,553	829,678
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (o)	774,904	643,171
Tranche B, term loan 2.04% 5/23/14 (o)	3,771,969	3,130,735
		5,283,458
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.26% 3/6/14 (o)	$ 4,044,091	$ 3,761,005
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,689,013
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (o)	3,845,000	3,172,125
Zuffa LLC term loan 2.3125% 6/19/15 (o)	4,270,376	3,821,987
		14,444,130
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 3.9663% 3/5/14 (o)	165,000	163,350
Levi Strauss & Co. term loan 2.4866% 4/4/14 (o)	790,000	707,050
		870,400
TOTAL CONSUMER DISCRETIONARY		34,063,742
FINANCIALS - 0.0%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	3,890,000	3,851,100
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
RehabCare Group, Inc. Tranche B, term loan 6% 11/19/15 (o)	1,625,000	1,600,625
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4841% 4/10/14 (o)	3,350,977	2,814,821
TOTAL HEALTH CARE		4,415,446
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (o)	4,204,072	3,405,298
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (o)	2,736,135	2,106,824
		5,512,122
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 5.9988% 5/4/15 pay-in-kind (o)	1,705,000	1,525,975
TOTAL INDUSTRIALS		7,038,097
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
First Data Corp.:
Tranche B1, term loan 2.9898% 9/24/14 (o)	$ 912,672	$ 759,799
Tranche B2, term loan 3.0355% 9/24/14 (o)	842,850	695,351
Tranche B3, term loan 3.0355% 9/24/14 (o)	2,857,710	2,361,183
		3,816,333
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 1.9935% 12/1/13 (o)	2,204,294	1,813,032
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 2.2825% 6/11/14 (o)	3,269,051	3,015,700
TOTAL INFORMATION TECHNOLOGY		8,645,065
MATERIALS - 0.0%
Chemicals - 0.0%
Chemtura Corp. term loan 10.5% 3/19/10 (o)	3,970,000	4,049,400
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (o)	1,655,000	1,646,725
		5,696,125
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Asurion Corp. Tranche 2LN, term loan 6.7391% 7/3/15 (o)	420,000	402,150
Intelsat Jackson Holdings Ltd. term loan 3.2416% 2/1/14 (o)	2,425,000	2,140,063
		2,542,213
UTILITIES - 0.1%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (o)	950,000	707,750
Tranche B3, term loan 3.7419% 10/10/14 (o)	5,293,428	3,917,137
		4,624,887
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2341% 3/30/12 (o)	$ 789,624	$ 718,558
term loan 3.2825% 3/30/14 (o)	5,390,358	4,905,226
		5,623,784
TOTAL UTILITIES		10,248,671
TOTAL FLOATING RATE LOANS (Cost $72,204,979)		76,500,459
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 0.3939% 12/14/19 (o) (Cost $1,362,044)	1,868,466	1,532,142
Bank Notes - 0.1%

Discover Bank 8.7% 11/18/19	12,480,000	13,151,262
National City Bank, Cleveland 0.4606% 3/1/13 (o)	978,000	929,100
TOTAL BANK NOTES (Cost $13,259,940)		14,080,362
Fixed-Income Funds - 23.6%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	7,962,431	836,453,371
Fidelity Floating Rate Central Fund (p)	6,602,109	597,028,749
Fidelity Mortgage Backed Securities Central Fund (p)	14,959,029	1,553,345,535
TOTAL FIXED-INCOME FUNDS (Cost $2,855,876,906)		2,986,827,655
Preferred Securities - 0.1%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	$ 4,486,376
Net Servicos de Comunicacao SA 9.25% (h)	3,458,000	3,460,608
		7,946,984
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,168,000	4,140,549
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	778,599
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,722,621
		4,501,220
TOTAL PREFERRED SECURITIES (Cost $14,879,993)		16,588,753
Cash Equivalents - 5.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 9,078,038	9,078,000
0.17%, dated 11/30/09 due 12/1/09:
(Collateralized by U.S. Government Obligations) #	646,417,985	646,415,000
(Collateralized by U.S. Government Obligations) # (b)	51,375,243	51,375,000
TOTAL CASH EQUIVALENTS (Cost $706,868,000)		706,868,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $12,440,914,598)		13,062,528,464
NET OTHER ASSETS - (3.4)%		(431,581,456)
NET ASSETS - 100%		$ 12,630,947,008
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)

	Sept. 2034	$ 39,167	$ (36,981)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	3,645,234	(3,499,425)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	4,192,019	(4,024,339)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,551,664	(2,449,597)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)	Sept. 2037	6,561,422	(6,298,965)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,369,402	(2,274,626)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)

	August 2034	$ 29,412	$ (21,998)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	35,424	(26,936)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (m)	March 2034	57	0
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(725)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,932)
TOTAL CREDIT DEFAULT SWAPS		19,436,388	(18,640,524)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 25,584
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	161,838
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment ($79,955))	July 2014	1,135,000	141,915
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	12,510,485
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,692,400
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,224,170
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,075,140
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	7,745,535
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	9,799,090
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	5,320,390
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,394,924
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 3,297,315
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	5,376,160
TOTAL INTEREST RATE SWAPS		919,929,000	69,764,946
		$ 939,365,388	$ 51,124,422
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,027,980,270 or 8.1% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,777,216 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,886,415.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,799 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,078,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 4,764,800
Banc of America Securities LLC	1,778,731
Barclays Capital, Inc.	2,534,469
$ 9,078,000
$646,415,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 126,533,515
J.P. Morgan Securities, Inc.	63,266,758
Mizuho Securities USA, Inc.	230,923,665
RBC Capital Markets Corp.	4,257,410
UBS Securities LLC	221,433,652
$ 646,415,000
$51,375,000 due 12/01/09 at 0.17%
J.P. Morgan Securities, Inc.	$ 51,375,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 10,987,693
Fidelity Floating Rate Central Fund	5,930,593
Fidelity Mortgage Backed Securities Central Fund	16,317,257
Total	$ 33,235,543
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 808,744,111	$ -	$ -	$ 836,453,371	32.6%
Fidelity Floating Rate Central Fund	578,953,113	5,930,385	-	597,028,749	20.1%
Fidelity Mortgage Backed Securities Central Fund	1,508,325,013	16,316,582	-	1,553,345,535	19.8%
Total	$ 2,896,022,237	$ 22,246,967	$ -	$ 2,986,827,655
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,133,077	$ 1,133,077	$ -	$ -
Utilities	1,283,046	-	1,283,046	-
Corporate Bonds	3,431,650,089	-	3,421,922,440	9,727,649
U.S. Government and Government Agency Obligations	2,830,951,085	-	2,830,951,085	-
U.S. Government Agency - Mortgage Securities	1,456,446,390	-	1,456,446,390	-
Asset-Backed Securities	277,007,114	-	247,205,710	29,801,404
Collateralized Mortgage Obligations	271,856,012	-	257,010,025	14,845,987
Commercial Mortgage Securities	785,121,142	-	735,644,845	49,476,297
Municipal Securities	18,592,713	-	18,592,713	-
Foreign Government and Government Agency Obligations	184,360,281	-	184,360,281	-
Supranational Obligations	1,730,144	-	1,730,144	-
Floating Rate Loans	76,500,459	-	76,500,459	-
Sovereign Loan Participations	1,532,142	-	1,532,142	-
Bank Notes	14,080,362	-	14,080,362	-
Fixed-Income Funds	2,986,827,655	2,986,827,655	-	-
Preferred Securities	16,588,753	-	16,588,753	-
Cash Equivalents	706,868,000	-	706,868,000	-
Total Investments in Securities:	$ 13,062,528,464	$ 2,987,960,732	$ 9,970,716,395	$ 103,851,337
Other Financial Instruments:
Forward Commitments	$ (1,353,782)	$ -	$ (1,353,782)	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 69,764,946	$ -	$ 69,764,946	$ -
Liabilities
Swap Agreements	$ (18,640,524)	$ -	$ (12,095,014)	$ (6,545,510)
Total Derivative Instruments:	$ 51,124,422	$ -	$ 57,669,932	$ (6,545,510)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 98,697,672
Total Realized Gain (Loss)	1,161,924
Total Unrealized Gain (Loss)	17,570,943
Cost of Purchases	1,025,614
Proceeds of Sales	(5,896,091)
Amortization/Accretion	995,227
Transfers in/out of Level 3	(9,703,952)
Ending Balance	$ 103,851,337
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 8,665,093
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (45,410)
Total Unrealized Gain (Loss)	619,857
Transfers in/out of Level 3	(7,119,957)
Ending Balance	$ (6,545,510)
Realized gain (loss) on Swap Agreements for the period	$ (380,680)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2009	$ 618,703

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $12,685,757,750. Net unrealized appreciation aggregated $376,770,714, of which $561,280,230 related to appreciated investment securities and $184,509,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $19,436,388 representing 0.15% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010